UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-8672

Exact name of registrant as specified in charter:  USAA LIFE INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA LIFE INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2004




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA LIFE INVESTMENT TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2004

[LOGO OF USAA]
   USAA(R)

USAA LIFE INSURANCE COMPANY
VARIABLE ANNUITY AND
VARIABLE UNIVERSAL LIFE
================================================================================
ANNUAL REPORTS FOR THE
UNDERLYING FUNDS

DECEMBER 31, 2004

TABLE OF CONTENTS
================================================================================

            USAA LIFE INVESTMENT TRUST
               Market Conditions and Outlook ............................... A-1
               USAA Life Funds Overviews ................................... A-5
               Report of Independent Registered Public Accounting Firm .... A-16
               Portfolios of Investments .................................. A-17
               Notes to Portfolios of Investments ......................... A-30
               Statements of Assets and Liabilities ....................... A-31
               Statements of Operations ................................... A-32
               Statements of Changes in Net Assets ........................ A-33
               Notes to Financial Statements .............................. A-35
               Expense Example ............................................ A-45
               Trustees and Officers of the Trust ......................... A-47

            VANGUARD(R) VARIABLE INSURANCE FUND
               How To Read This Report ..................................... B-2
               The People Who Govern Your Fund ............................. B-3
               Market Perspective .......................................... B-4

            MONEY MARKET PORTFOLIO
               Money Market Portfolio ...................................... B-5
               Portfolio Profile ........................................... B-6
               Performance Summary ......................................... B-7
               About Your Portfolio's Expenses ............................. B-8
               Financial Statements ........................................ B-9
               Statement of Operations .................................... B-13
               Statement of Changes in Net Assets ......................... B-13
               Financial Highlights ....................................... B-14
               Notes to Financial Statements .............................. B-14
               Report of Independent Registered Public Accounting Firm .... B-15

            HIGH YIELD BOND PORTFOLIO
               High Yield Bond Portfolio .................................. B-16
               Report from the Advisor .................................... B-17
               Portfolio Profile .......................................... B-19
               Performance Summary ........................................ B-20
               About Your Portfolio's Expenses ............................ B-21
               Financial Statements ....................................... B-22
               Statement of Operations .................................... B-29
               Statement of Changes in Net Assets ......................... B-29
               Financial Highlights ....................................... B-30
               Notes to Financial Statements  ............................. B-30
               Report of Independent Registered Public Accounting Firm .... B-31

            DIVERSIFIED VALUE PORTFOLIO
               Diversified Value Portfolio ................................ B-32
               Report from the Advisor .................................... B-33
               Portfolio Profile .......................................... B-35

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                                        3

TABLE OF CONTENTS
================================================================================

               Performance Summary ........................................ B-36
               About Your Portfolio's Expenses ............................ B-37
               Financial Statements ....................................... B-38
               Statement of Operations .................................... B-39
               Statement of Changes in Net Assets ......................... B-39
               Financial Highlights ....................................... B-40
               Notes to Financial Statements .............................. B-40
               Report of Independent Registered Public Accounting Firm .... B-41

            EQUITY INDEX PORTFOLIO
               Equity Index Portfolio ..................................... B-42
               Portfolio Profile .......................................... B-43
               Performance Summary ........................................ B-44
               About Your Portfolio's Expenses ............................ B-45
               Financial Statements ....................................... B-46
               Statement of Operations .................................... B-51
               Statement of Changes in Net Assets ......................... B-51
               Financial Highlights. ...................................... B-52
               Notes to Financial Statements  ............................. B-52
               Report of Independent Registered Public Accounting Firm .... B-54

            MID-CAP INDEX PORTFOLIO
               Mid-Cap Index Portfolio .................................... B-55
               Portfolio Profile .......................................... B-56
               Performance Summary ........................................ B-57
               About Your Portfolio's Expenses ............................ B-58
               Financial Statements ....................................... B-59
               Statement of Operations .................................... B-64
               Statements of Changes to Net Assets ........................ B-64
               Financial Highlights ....................................... B-65
               Notes to Financial Statements .............................. B-65
               Report of Independent Registered Public Accounting Firm .... B-67

            SMALL COMPANY GROWTH PORTFOLIO
               Small Company Growth Portfolio ............................. B-68
               Report from the Advisor .................................... B-69
               Portfolio Profile .......................................... B-71
               Performance Summary ........................................ B-72
               About Your Portfolio's Expenses ............................ B-73
               Financial Statements ....................................... B-74
               Statement of Operations .................................... B-80
               Statement of Changes in Net Assets ......................... B-80
               Financial Highlights ....................................... B-81
               Notes to Financial Statements .............................. B-81
               Report of Independent Registered Public Accounting Firm .... B-83

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                                        4

TABLE OF CONTENTS
================================================================================

            INTERNATIONAL PORTFOLIO
               International Portfolio .................................... B-84
               Report from the Advisor .................................... B-85
               Portfolio Profile .......................................... B-87
               Performance Summary ........................................ B-89
               About Your Portfolio's Expenses ............................ B-90
               Financial Statements ....................................... B-91
               Statement of Operations .................................... B-94
               Statement of Changes in Net Assets ......................... B-94
               Financial Highlights ....................................... B-95
               Notes to Financial Statements .............................. B-95
               Report of Independent Registered Public Accounting Firm .... B-97

            REIT INDEX PORTFOLIO
               REIT Index Portfolio ....................................... B-98
               Portfolio Profile .......................................... B-99
               Performance Summary ....................................... B-100
               About Your Portfolio's Expenses ........................... B-101
               Financial Statements ...................................... B-102
               Statement of Operations ................................... B-104
               Statement of Changes in Net Assets ........................ B-104
               Financial Highlights ...................................... B-105
               Notes to Financial Statements ............................. B-105
               Report of Independent Registered Public Accounting Firm ... B-106

            FIDELITY(R) VARIABLE INSURANCE PRODUCTS

            CONTRAFUND(R) PORTFOLIO - INITIAL CLASS
               Performance ................................................. C-3
               Management's Discussion ..................................... C-4
               Shareholder Expense Example ................................. C-5
               Investment Summary .......................................... C-6
               Investments ................................................. C-7
               Financial Statements ....................................... C-16
               Notes ...................................................... C-20
               Report of Independent Registered Public Accounting Firm .... C-24
               Trustees and Officers ...................................... C-25
               Distributions .............................................. C-30
               Proxy Voting Results ....................................... C-31

            DYNAMIC CAP APPRECIATION PORTFOLIO - INITIAL CLASS
               Performance ................................................ C-35
               Management's Discussion .................................... C-36
               Shareholder Expense Example ................................ C-37
               Investment Summary ......................................... C-39
               Investments ................................................ C-40
               Financial Statements ....................................... C-43
               Notes ...................................................... C-47

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                                        5
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TABLE OF CONTENTS
================================================================================

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF USAA LIFE INSURANCE COMPANY'S VARIABLE PRODUCTS CAREFULLY BEFORE SENDING MONEY. CONTACT US FOR A CONTRACT PROSPECTUS AND UNDERLYING FUND PROSPECTUSES (PROSPECTUS) CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS. READ THEM CAREFULLY BEFORE SENDING MONEY. VARIABLE PRODUCTS ARE DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, A REGISTERED BROKER DEALER.

THIS REPORT IS FOR USAA LIFE'S VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE CONTRACT OWNERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS FOR EITHER PRODUCT.

THIS REPORT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH INCLUDES COMPLETE INFORMATION. USAA LIFE'S VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE POLICY ARE DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, A REGISTERED BROKER DEALER.

THE VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS ALSO KNOWN IN SOME STATES AS FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE.

NOT ALL USAA LIFE INSURANCE COMPANY PRODUCTS ARE AVAILABLE IN ALL STATES.

FOR VARIABLE ANNUITY ONLY: A 10% FEDERAL PENALTY TAX MAY APPLY TO WITHDRAWALS MADE BEFORE AGE 59(1/2). MONEY NOT PREVIOUSLY TAXED IS TAXED AS ORDINARY INCOME WHEN WITHDRAWN.

               Report of Independent Registered Public Accounting Firm .... C-50
               Trustees and Officers ...................................... C-51
               Proxy Voting Results ....................................... C-56

            EQUITY-INCOME PORTFOLIO - INITIAL CLASS
               Performance ................................................ C-60
               Management's Discussion .................................... C-61
               Shareholder Expense Example ................................ C-62
               Investment Summary ......................................... C-63
               Investments ................................................ C-64
               Financial Statements ....................................... C-70
               Notes ...................................................... C-74
               Report of Independent Registered Public Accounting Firm .... C-78
               Trustees and Officers ...................................... C-79
               Distributions .............................................. C-84
               Proxy Voting Results ....................................... C-85

            SCUDDER VARIABLE SERIES I (VSI)

            CAPITAL GROWTH PORTFOLIO
               Performance Summary ......................................... D-2
               Information About Expenses .................................. D-3
               Management Summary .......................................... D-4
               Portfolio Summary ........................................... D-5
               Investment Portfolio ........................................ D-6
               Financial Statements ........................................ D-8
               Financial Highlights ....................................... D-10
               Notes to Financial Statements .............................. D-11
               Report of Independent Registered Public Accounting Firm .... D-15
               Tax Information/Proxy Voting ............................... D-16
               Trustees and Officers ...................................... D-17

            THE ALGER AMERICAN FUND

            ALGER AMERICAN GROWTH PORTFOLIO - CLASS O

               Letter to Our Shareholders .................................. E-2
               Portfolio Highlights ........................................ E-3
               Shareholder Expense Example ................................. E-4
               Portfolio Summary ........................................... E-5
               Schedule of Investments ..................................... E-6
               Statement of Assets and Liabilities ......................... E-8
               Statement of Operations ..................................... E-9
               Statements of Changes in Net Assets ........................ E-10
               Financial Highlights ........................................E-11
               Notes to Financial Statements .............................. E-13
               Report of Independent Registered Public Accounting Firm .... E-16
               Trustees and Officers of the Fund .......................... E-17

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                                        6

[LOGO OF USAA]
   USAA(R)

                                                                     USAA LIFE
                                                              INVESTMENT TRUST
================================================================================
                                                                 ANNUAL REPORT
                                                             DECEMBER 31, 2004

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          MARKET CONDITIONS AND OUTLOOK
--------------------------------------------------------------------------------

STOCKS - For much of 2004, a combination of external factors kept a lid on stock prices despite solid economic growth and strong corporate earnings growth.

In this post-9/11 world, investors were focused on event-related geopolitical risk's accompanying large events such as the Olympic Games, national political conventions, and the presidential election. The impact of these events on the market in 2004 comes into focus when you consider that 9.36% of the 10.87% return of the S&P 500 for the year came in the fourth quarter, following the Olympics and the conventions, with the great majority of that coming after the presidential election in early November.

A spike in oil prices, from about $32 a barrel at the beginning of the year to a high of more than $56 a barrel in late October, also fueled the market's worries. The impact of oil prices on investor confidence can be seen in the fact that their subsequent decline to $41 a barrel in mid-December corresponded with the stock market's best performance of the year.

The returns from the various sectors of the stock market are shown below. Note that for the sixth consecutive year, small-cap stocks outperformed large-cap stocks.

INDEX                                       2004 TOTAL RETURN %
----------------------------------------------------------------
S&P 500                                           10.87%
Nasdaq Composite                                   8.59
Russell 1000 (large-cap stocks)                   11.40
Russell 1000 Growth                                6.30
Russell 1000 Value                                16.49
Russell 2000 (small-cap stocks)                   18.33
Russell 2000 Growth                               14.31
Russell 2000 Value                                22.25
MSCI EAFE                                         20.25
MSCI Emerging Markets                             25.95

Looking ahead, our view is that the U.S. stock market begins 2005 still in the cyclical bull market that began in October 2002. Key positives remain in place, including:

   o The economy should continue to grow, although we expect real gross domestic product (GDP) growth to decelerate from 4% in 2004 to 3% to 3.5% in 2005.

   o Corporate earnings should continue to grow in line with their long-term trend rate of 7% to 8%. While positive, this represents a deceleration from the 19% to 20% earnings growth the S&P 500 delivered in 2004.

   o Monetary policy remains sufficiently accommodative, but the Federal Reserve Board (the Fed) is in a tightening mode and has signaled that it will continue its measured approach to bringing short-term rates back above the rate of inflation.

   o Valuations remain attractive when compared to long-term interest rates, although valuations are high on a strict price-to-earnings basis.

   o  Technical conditions in the market remain positive.

As we move into 2005, it's important to recognize that we have progressed along the economic cycle; the strong gains in economic growth and profits that occur in the early stages of an economic recovery have been achieved for the most part. The economy and markets also face higher short-term interest rates and the likelihood of higher long-term interest rates. Taken together, these factors create a more challenging backdrop for stocks than the market faced moving into 2003 and 2004, although our overall view in early January remains positive.

BONDS - Going into 2004, most economists on Wall Street predicted that the economy would remain reasonably strong, that inflation would rise, and that the Fed would begin raising short-term interest rates. While all of these predictions came to pass, one major and related forecast-that long-term interest rates would rise-proved wrong; the yield on the 10-year U.S. Treasury bond ended the year at the same level it began. As a result, 2004 was a good year to own longer-term bonds, and the Lehman Aggregate Bond Index returned 4.34%, in line with the yield on the 10-year U.S. Treasury.

While long-term interest rates were unchanged, short-term rates followed the Fed, which took the federal funds rate from 1% to 2.25% in five measured hikes of 0.25% starting on June 30. This substantially changed the shape of the yield curve, as seen in the chart below, and meant that longer-term bonds sharply outperformed shorter maturities.

TREASURY YIELD CURVE

          [CHART OF TREASURY YIELD CURVE]

              12/31/03       12/31/04     CHANGE
3 MONTH         0.917         2.212       1.2947
6 MONTH         1.012         2.577       1.5653
 2 YEAR         1.819         3.065       1.2462
 3 YEAR         2.302         3.218       0.9160
 5 YEAR         3.247         3.607       0.3601
10 YEAR         4.246         4.218      -0.0273
30 YEAR         5.073         4.826      -0.2465

Source: Bloomberg

                 [END CHART]

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          MARKET CONDITIONS AND OUTLOOK
--------------------------------------------------------------------------------

While long-term rates ended the year where they began, there was substantial volatility during the year as the bond market focused on employment data as a key measure of economic activity. Disappointing employment growth in the first quarter led to concerns about the strength of the recovery, and bonds rallied. A stronger-than-expected jobs report in early April dramatically changed expectations and led to weak bond returns in the second quarter and for the first half of the year. But as is often the case, the weak period was unexpectedly followed by a better-performing period; bonds rallied in the second half of the year despite the Fed's actions, leading to good returns for the entire year.

U.S. TREASURY BOND YIELD

                            [CHART OF U.S. TREASURY BOND YIELD]

            FEDERAL             2 YR TREASURY           10 YR TREASURY           30 YR TREASURY
             FUND                   YIELD                    YIELD                    YIELD
            -------             -------------           --------------           --------------
12/31/2003    1       12/31/2003    1.823      12/31/2003    4.248      12/31/2003    5.074
  1/2/2004    1         1/1/2004    1.823        1/1/2004    4.247        1/1/2004    5.074
  1/5/2004    1         1/2/2004    1.903        1/2/2004    4.381        1/2/2004    5.171
  1/6/2004    1         1/5/2004    1.919        1/5/2004    4.379        1/5/2004    5.178
  1/7/2004    1         1/6/2004    1.822        1/6/2004    4.273        1/6/2004    5.102
  1/8/2004    1         1/7/2004    1.822        1/7/2004    4.244        1/7/2004    5.077
  1/9/2004    1         1/8/2004    1.83         1/8/2004    4.257        1/8/2004    5.086
 1/12/2004    1         1/9/2004    1.66         1/9/2004    4.082        1/9/2004    4.96
 1/13/2004    1        1/12/2004    1.652       1/12/2004    4.088       1/12/2004    4.973
 1/14/2004    1        1/13/2004    1.587       1/13/2004    4.013       1/13/2004    4.92
 1/15/2004    1        1/14/2004    1.627       1/14/2004    3.996       1/14/2004    4.895
 1/16/2004    1        1/15/2004    1.643       1/15/2004    3.971       1/15/2004    4.856
 1/20/2004    1        1/16/2004    1.674       1/16/2004    4.032       1/16/2004    4.893
 1/21/2004    1        1/19/2004    1.674       1/19/2004    4.032       1/19/2004    4.893
 1/22/2004    1        1/20/2004    1.657       1/20/2004    4.057       1/20/2004    4.925
 1/23/2004    1        1/21/2004    1.641       1/21/2004    4.02        1/21/2004    4.905
 1/26/2004    1        1/22/2004    1.599       1/22/2004    3.955       1/22/2004    4.844
 1/27/2004    1        1/23/2004    1.664       1/23/2004    4.074       1/23/2004    4.944
 1/28/2004    1        1/26/2004    1.697       1/26/2004    4.132       1/26/2004    4.984
 1/29/2004    1        1/27/2004    1.647       1/27/2004    4.076       1/27/2004    4.938
 1/30/2004    1        1/28/2004    1.821       1/28/2004    4.19        1/28/2004    5.004
  2/2/2004    1        1/29/2004    1.787       1/29/2004    4.175       1/29/2004    5.001
  2/3/2004    1        1/30/2004    1.823       1/30/2004    4.134       1/30/2004    4.962
  2/4/2004    1         2/2/2004    1.807        2/2/2004    4.147        2/2/2004    4.984
  2/5/2004    1         2/3/2004    1.751        2/3/2004    4.099        2/3/2004    4.95
  2/6/2004    1         2/4/2004    1.758        2/4/2004    4.114        2/4/2004    4.956
  2/9/2004    1         2/5/2004    1.831        2/5/2004    4.169        2/5/2004    4.982
 2/10/2004    1         2/6/2004    1.75         2/6/2004    4.079        2/6/2004    4.918
 2/11/2004    1         2/9/2004    1.741        2/9/2004    4.054        2/9/2004    4.901
 2/12/2004    1        2/10/2004    1.806       2/10/2004    4.114       2/10/2004    4.951
 2/13/2004    1        2/11/2004    1.709       2/11/2004    4.033       2/11/2004    4.901
 2/17/2004    1        2/12/2004    1.708       2/12/2004    4.046       2/12/2004    4.933
 2/18/2004    1        2/13/2004    1.675       2/13/2004    4.042       2/13/2004    4.917
 2/19/2004    1        2/16/2004    1.675       2/16/2004    4.042       2/16/2004    4.917
 2/20/2004    1        2/17/2004    1.666       2/17/2004    4.04        2/17/2004    4.912
 2/23/2004    1        2/18/2004    1.682       2/18/2004    4.05        2/18/2004    4.911
 2/24/2004    1        2/19/2004    1.649       2/19/2004    4.033       2/19/2004    4.895
 2/25/2004    1        2/20/2004    1.706       2/20/2004    4.098       2/20/2004    4.954
 2/26/2004    1        2/23/2004    1.656       2/23/2004    4.038       2/23/2004    4.902
 2/27/2004    1        2/24/2004    1.64        2/24/2004    4.025       2/24/2004    4.897
  3/1/2004    1        2/25/2004    1.606       2/25/2004    4.009       2/25/2004    4.887
  3/2/2004    1        2/26/2004    1.677       2/26/2004    4.036       2/26/2004    4.906
  3/3/2004    1        2/27/2004    1.645       2/27/2004    3.973       2/27/2004    4.838
  3/4/2004    1         3/1/2004    1.653        3/1/2004    3.975        3/1/2004    4.839
  3/5/2004    1         3/2/2004    1.725        3/2/2004    4.044        3/2/2004    4.902
  3/8/2004    1         3/3/2004    1.725        3/3/2004    4.052        3/3/2004    4.904
  3/9/2004    1         3/4/2004    1.701        3/4/2004    4.017        3/4/2004    4.878
 3/10/2004    1         3/5/2004    1.565        3/5/2004    3.851        3/5/2004    4.764
 3/11/2004    1         3/8/2004    1.5          3/8/2004    3.77         3/8/2004    4.709
 3/12/2004    1         3/9/2004    1.484        3/9/2004    3.723        3/9/2004    4.67
 3/15/2004    1        3/10/2004    1.508       3/10/2004    3.73        3/10/2004    4.67
 3/16/2004    1        3/11/2004    1.459       3/11/2004    3.7         3/11/2004    4.665
 3/17/2004    1        3/12/2004    1.523       3/12/2004    3.779       3/12/2004    4.718
 3/18/2004    1        3/15/2004    1.531       3/15/2004    3.764       3/15/2004    4.706
 3/19/2004    1        3/16/2004    1.474       3/16/2004    3.681       3/16/2004    4.643
 3/22/2004    1        3/17/2004    1.498       3/17/2004    3.713       3/17/2004    4.665
 3/23/2004    1        3/18/2004    1.523       3/18/2004    3.756       3/18/2004    4.701
 3/24/2004    1        3/19/2004    1.514       3/19/2004    3.773       3/19/2004    4.705
 3/25/2004    1        3/22/2004    1.481       3/22/2004    3.715       3/22/2004    4.665
 3/26/2004    1        3/23/2004    1.473       3/23/2004    3.692       3/23/2004    4.653
 3/29/2004    1        3/24/2004    1.464       3/24/2004    3.709       3/24/2004    4.659
 3/30/2004    1        3/25/2004    1.504       3/25/2004    3.739       3/25/2004    4.693
 3/31/2004    1        3/26/2004    1.584       3/26/2004    3.831       3/26/2004    4.762
  4/1/2004    1        3/29/2004    1.616       3/29/2004    3.89        3/29/2004    4.811
  4/2/2004    1        3/30/2004    1.624       3/30/2004    3.896       3/30/2004    4.814
  4/5/2004    1        3/31/2004    1.576       3/31/2004    3.837       3/31/2004    4.773
  4/6/2004    1         4/1/2004    1.624        4/1/2004    3.88         4/1/2004    4.802
  4/7/2004    1         4/2/2004    1.85         4/2/2004    4.145        4/2/2004    4.979
  4/8/2004    1         4/5/2004    1.883        4/5/2004    4.208        4/5/2004    5.042
  4/9/2004    1         4/6/2004    1.835        4/6/2004    4.149        4/6/2004    4.998
 4/12/2004    1         4/7/2004    1.843        4/7/2004    4.159        4/7/2004    5.005
 4/13/2004    1         4/8/2004    1.861        4/8/2004    4.193        4/8/2004    5.029
 4/14/2004    1         4/9/2004    1.861        4/9/2004    4.193        4/9/2004    5.029
 4/15/2004    1        4/12/2004    1.887       4/12/2004    4.23        4/12/2004    5.061
 4/16/2004    1        4/13/2004    1.994       4/13/2004    4.354       4/13/2004    5.156
 4/19/2004    1        4/14/2004    2.077       4/14/2004    4.366       4/14/2004    5.16
 4/20/2004    1        4/15/2004    2.061       4/15/2004    4.402       4/15/2004    5.21
 4/21/2004    1        4/16/2004    1.989       4/16/2004    4.34        4/16/2004    5.17
 4/22/2004    1        4/19/2004    2.039       4/19/2004    4.387       4/19/2004    5.21
 4/23/2004    1        4/20/2004    2.156       4/20/2004    4.459       4/20/2004    5.262
 4/26/2004    1        4/21/2004    2.165       4/21/2004    4.425       4/21/2004    5.227
 4/27/2004    1        4/22/2004    2.116       4/22/2004    4.383       4/22/2004    5.195
 4/28/2004    1        4/23/2004    2.236       4/23/2004    4.46        4/23/2004    5.24
 4/29/2004    1        4/26/2004    2.229       4/26/2004    4.436       4/26/2004    5.228
 4/30/2004    1        4/27/2004    2.146       4/27/2004    4.385       4/27/2004    5.2
  5/3/2004    1        4/28/2004    2.248       4/28/2004    4.499       4/28/2004    5.287
  5/4/2004    1        4/29/2004    2.351       4/29/2004    4.538       4/29/2004    5.315
  5/5/2004    1        4/30/2004    2.319       4/30/2004    4.507       4/30/2004    5.286
  5/6/2004    1         5/3/2004    2.311        5/3/2004    4.501        5/3/2004    5.279
  5/7/2004    1         5/4/2004    2.327        5/4/2004    4.567        5/4/2004    5.345
 5/10/2004    1         5/5/2004    2.327        5/5/2004    4.581        5/5/2004    5.358
 5/11/2004    1         5/6/2004    2.376        5/6/2004    4.6          5/6/2004    5.368
 5/12/2004    1         5/7/2004    2.622        5/7/2004    4.773        5/7/2004    5.467
 5/13/2004    1        5/10/2004    2.59        5/10/2004    4.794       5/10/2004    5.492
 5/14/2004    1        5/11/2004    2.574       5/11/2004    4.748       5/11/2004    5.454
 5/17/2004    1        5/12/2004    2.59        5/12/2004    4.807       5/12/2004    5.523
 5/18/2004    1        5/13/2004    2.657       5/13/2004    4.854       5/13/2004    5.562
 5/19/2004    1        5/14/2004    2.534       5/14/2004    4.77        5/14/2004    5.486
 5/20/2004    1        5/17/2004    2.468       5/17/2004    4.691       5/17/2004    5.423
 5/21/2004    1        5/18/2004    2.518       5/18/2004    4.736       5/18/2004    5.455
 5/24/2004    1        5/19/2004    2.56        5/19/2004    4.774       5/19/2004    5.477
 5/25/2004    1        5/20/2004    2.502       5/20/2004    4.702       5/20/2004    5.42
 5/26/2004    1        5/21/2004    2.545       5/21/2004    4.758       5/21/2004    5.459
 5/27/2004    1        5/24/2004    2.529       5/24/2004    4.734       5/24/2004    5.433
 5/28/2004    1        5/25/2004    2.538       5/25/2004    4.722       5/25/2004    5.411
  6/1/2004    1        5/26/2004    2.446       5/26/2004    4.657       5/26/2004    5.366
  6/2/2004    1        5/27/2004    2.464       5/27/2004    4.602       5/27/2004    5.316
  6/3/2004    1        5/28/2004    2.536       5/28/2004    4.649       5/28/2004    5.346
  6/4/2004    1        5/31/2004    2.536       5/31/2004    4.649       5/31/2004    5.346
  6/7/2004    1         6/1/2004    2.593        6/1/2004    4.702        6/1/2004    5.397
  6/8/2004    1         6/2/2004    2.642        6/2/2004    4.74         6/2/2004    5.428
  6/9/2004    1         6/3/2004    2.618        6/3/2004    4.712        6/3/2004    5.416
 6/10/2004    1         6/4/2004    2.691        6/4/2004    4.774        6/4/2004    5.458
 6/11/2004    1         6/7/2004    2.659        6/7/2004    4.762        6/7/2004    5.454
 6/14/2004    1         6/8/2004    2.692        6/8/2004    4.764        6/8/2004    5.449
 6/15/2004    1         6/9/2004    2.766        6/9/2004    4.807        6/9/2004    5.481
 6/16/2004    1        6/10/2004    2.799       6/10/2004    4.795       6/10/2004    5.47
 6/17/2004    1        6/11/2004    2.809       6/11/2004    4.801       6/11/2004    5.475
 6/18/2004    1        6/14/2004    2.934       6/14/2004    4.872       6/14/2004    5.531
 6/21/2004    1        6/15/2004    2.752       6/15/2004    4.678       6/15/2004    5.364
 6/22/2004    1        6/16/2004    2.793       6/16/2004    4.724       6/16/2004    5.401
 6/23/2004    1        6/17/2004    2.76        6/17/2004    4.68        6/17/2004    5.351
 6/24/2004    1        6/18/2004    2.787       6/18/2004    4.712       6/18/2004    5.378
 6/25/2004    1        6/21/2004    2.753       6/21/2004    4.686       6/21/2004    5.369
 6/28/2004    1        6/22/2004    2.762       6/22/2004    4.719       6/22/2004    5.406
 6/29/2004    1        6/23/2004    2.729       6/23/2004    4.698       6/23/2004    5.383
 6/30/2004    1.25     6/24/2004    2.754       6/24/2004    4.646       6/24/2004    5.338
  7/1/2004    1.25     6/25/2004    2.738       6/25/2004    4.648       6/25/2004    5.336
  7/2/2004    1.25     6/28/2004    2.859       6/28/2004    4.737       6/28/2004    5.409
  7/6/2004    1.25     6/29/2004    2.819       6/29/2004    4.688       6/29/2004    5.366
  7/7/2004    1.25     6/30/2004    2.681       6/30/2004    4.583       6/30/2004    5.289
  7/8/2004    1.25      7/1/2004    2.641        7/1/2004    4.565        7/1/2004    5.288
  7/9/2004    1.25      7/2/2004    2.526        7/2/2004    4.461        7/2/2004    5.206
 7/12/2004    1.25      7/5/2004    2.526        7/5/2004    4.457        7/5/2004    5.206
 7/13/2004    1.25      7/6/2004    2.542        7/6/2004    4.476        7/6/2004    5.219
 7/14/2004    1.25      7/7/2004    2.542        7/7/2004    4.476        7/7/2004    5.225
 7/15/2004    1.25      7/8/2004    2.517        7/8/2004    4.472        7/8/2004    5.224
 7/16/2004    1.25      7/9/2004    2.516        7/9/2004    4.458        7/9/2004    5.208
 7/19/2004    1.25     7/12/2004    2.524       7/12/2004    4.447       7/12/2004    5.199
 7/20/2004    1.25     7/13/2004    2.557       7/13/2004    4.472       7/13/2004    5.211
 7/21/2004    1.25     7/14/2004    2.589       7/14/2004    4.482       7/14/2004    5.218
 7/22/2004    1.25     7/15/2004    2.605       7/15/2004    4.482       7/15/2004    5.213
 7/23/2004    1.25     7/16/2004    2.497       7/16/2004    4.351       7/16/2004    5.116
 7/26/2004    1.25     7/19/2004    2.522       7/19/2004    4.353       7/19/2004    5.111
 7/27/2004    1.25     7/20/2004    2.621       7/20/2004    4.446       7/20/2004    5.174
 7/28/2004    1.25     7/21/2004    2.662       7/21/2004    4.468       7/21/2004    5.199
 7/29/2004    1.25     7/22/2004    2.654       7/22/2004    4.446       7/22/2004    5.187
 7/30/2004    1.25     7/23/2004    2.653       7/23/2004    4.432       7/23/2004    5.167
  8/2/2004    1.25     7/26/2004    2.712       7/26/2004    4.487       7/26/2004    5.211
  8/3/2004    1.25     7/27/2004    2.796       7/27/2004    4.615       7/27/2004    5.318
  8/4/2004    1.25     7/28/2004    2.737       7/28/2004    4.585       7/28/2004    5.313
  8/5/2004    1.25     7/29/2004    2.754       7/29/2004    4.577       7/29/2004    5.295
  8/6/2004    1.25     7/30/2004    2.681       7/30/2004    4.477       7/30/2004    5.198
  8/9/2004    1.25      8/2/2004    2.649        8/2/2004    4.451        8/2/2004    5.189
 8/10/2004    1.5       8/3/2004    2.64         8/3/2004    4.426        8/3/2004    5.168
 8/11/2004    1.5       8/4/2004    2.648        8/4/2004    4.42         8/4/2004    5.166
 8/12/2004    1.5       8/5/2004    2.648        8/5/2004    4.402        8/5/2004    5.154
 8/13/2004    1.5       8/6/2004    2.387        8/6/2004    4.222        8/6/2004    5.037
 8/16/2004    1.5       8/9/2004    2.444        8/9/2004    4.258        8/9/2004    5.059
 8/17/2004    1.5      8/10/2004    2.533       8/10/2004    4.291       8/10/2004    5.068
 8/18/2004    1.5      8/11/2004    2.5         8/11/2004    4.273       8/11/2004    5.056
 8/19/2004    1.5      8/12/2004    2.5         8/12/2004    4.256       8/12/2004    5.049
 8/20/2004    1.5      8/13/2004    2.458       8/13/2004    4.229       8/13/2004    5.018
 8/23/2004    1.5      8/16/2004    2.482       8/16/2004    4.264       8/16/2004    5.051
 8/24/2004    1.5      8/17/2004    2.399       8/17/2004    4.192       8/17/2004    5.004
 8/25/2004    1.5      8/18/2004    2.432       8/18/2004    4.238       8/18/2004    5.038
 8/26/2004    1.5      8/19/2004    2.382       8/19/2004    4.215       8/19/2004    5.027
 8/27/2004    1.5      8/20/2004    2.438       8/20/2004    4.234       8/20/2004    5.025
 8/30/2004    1.5      8/23/2004    2.471       8/23/2004    4.285       8/23/2004    5.075
 8/31/2004    1.5      8/24/2004    2.454       8/24/2004    4.273       8/24/2004    5.064
  9/1/2004    1.5      8/25/2004    2.47        8/25/2004    4.263       8/25/2004    5.049
  9/2/2004    1.5      8/26/2004    2.476       8/26/2004    4.211       8/26/2004    5.009
  9/3/2004    1.5      8/27/2004    2.484       8/27/2004    4.228       8/27/2004    5.021
  9/7/2004    1.5      8/30/2004    2.46        8/30/2004    4.178       8/30/2004    4.981
  9/8/2004    1.5      8/31/2004    2.395       8/31/2004    4.119       8/31/2004    4.928
  9/9/2004    1.5       9/1/2004    2.387        9/1/2004    4.115        9/1/2004    4.926
 9/10/2004    1.5       9/2/2004    2.46         9/2/2004    4.215        9/2/2004    5.002
 9/13/2004    1.5       9/3/2004    2.582        9/3/2004    4.296        9/3/2004    5.059
 9/14/2004    1.5       9/6/2004    2.591        9/6/2004    4.293        9/6/2004    5.061
 9/15/2004    1.5       9/7/2004    2.55         9/7/2004    4.24         9/7/2004    5.01
 9/16/2004    1.5       9/8/2004    2.469        9/8/2004    4.161        9/8/2004    4.954
 9/17/2004    1.5       9/9/2004    2.485        9/9/2004    4.197        9/9/2004    4.989
 9/20/2004    1.5      9/10/2004    2.485       9/10/2004    4.188       9/10/2004    4.985
 9/21/2004    1.75     9/13/2004    2.469       9/13/2004    4.137       9/13/2004    4.942
 9/22/2004    1.75     9/14/2004    2.436       9/14/2004    4.126       9/14/2004    4.934
 9/23/2004    1.75     9/15/2004    2.478       9/15/2004    4.166       9/15/2004    4.96
 9/24/2004    1.75     9/16/2004    2.412       9/16/2004    4.074       9/16/2004    4.874
 9/27/2004    1.75     9/17/2004    2.478       9/17/2004    4.108       9/17/2004    4.91
 9/28/2004    1.75     9/20/2004    2.428       9/20/2004    4.058       9/20/2004    4.867
 9/29/2004    1.75     9/21/2004    2.462       9/21/2004    4.037       9/21/2004    4.839
 9/30/2004    1.75     9/22/2004    2.462       9/22/2004    3.98        9/22/2004    4.774
 10/1/2004    1.75     9/23/2004    2.52        9/23/2004    4.018       9/23/2004    4.791
 10/4/2004    1.75     9/24/2004    2.571       9/24/2004    4.029       9/24/2004    4.799
 10/5/2004    1.75     9/27/2004    2.538       9/27/2004    3.991       9/27/2004    4.769
 10/6/2004    1.75     9/28/2004    2.521       9/28/2004    4.004       9/28/2004    4.799
 10/7/2004    1.75     9/29/2004    2.597       9/29/2004    4.089       9/29/2004    4.867
 10/8/2004    1.75     9/30/2004    2.609       9/30/2004    4.121       9/30/2004    4.893
10/12/2004    1.75     10/1/2004    2.626       10/1/2004    4.189       10/1/2004    4.945
10/13/2004    1.75     10/4/2004    2.642       10/4/2004    4.166       10/4/2004    4.928
10/14/2004    1.75     10/5/2004    2.634       10/5/2004    4.174       10/5/2004    4.932
10/15/2004    1.75     10/6/2004    2.691       10/6/2004    4.222       10/6/2004    4.969
10/18/2004    1.75     10/7/2004    2.692       10/7/2004    4.244       10/7/2004    4.996
10/19/2004    1.75     10/8/2004    2.586       10/8/2004    4.131       10/8/2004    4.908
10/20/2004    1.75    10/11/2004    2.586      10/11/2004    4.132      10/11/2004    4.9
10/21/2004    1.75    10/12/2004    2.553      10/12/2004    4.1        10/12/2004    4.879
10/22/2004    1.75    10/13/2004    2.496      10/13/2004    4.057      10/13/2004    4.869
10/25/2004    1.75    10/14/2004    2.471      10/14/2004    4.026      10/14/2004    4.823
10/26/2004    1.75    10/15/2004    2.52       10/15/2004    4.055      10/15/2004    4.846
10/27/2004    1.75    10/18/2004    2.512      10/18/2004    4.043      10/18/2004    4.839
10/28/2004    1.75    10/19/2004    2.545      10/19/2004    4.034      10/19/2004    4.816
10/29/2004    1.75    10/20/2004    2.504      10/20/2004    3.982      10/20/2004    4.773
 11/1/2004    1.75    10/21/2004    2.545      10/21/2004    3.997      10/21/2004    4.77
 11/2/2004    1.75    10/22/2004    2.52       10/22/2004    3.976      10/22/2004    4.762
 11/3/2004    1.75    10/25/2004    2.512      10/25/2004    3.972      10/25/2004    4.754
 11/4/2004    1.75    10/26/2004    2.529      10/26/2004    4.001      10/26/2004    4.774
 11/5/2004    1.75    10/27/2004    2.587      10/27/2004    4.084      10/27/2004    4.845
 11/8/2004    1.75    10/28/2004    2.577      10/28/2004    4.051      10/28/2004    4.818
 11/9/2004    1.75    10/29/2004    2.552      10/29/2004    4.025      10/29/2004    4.79
11/10/2004    2        11/1/2004    2.585       11/1/2004    4.072       11/1/2004    4.837
11/11/2004    2        11/2/2004    2.569       11/2/2004    4.048       11/2/2004    4.814
11/12/2004    2        11/3/2004    2.585       11/3/2004    4.076       11/3/2004    4.827
11/15/2004    2        11/4/2004    2.626       11/4/2004    4.074       11/4/2004    4.816
11/16/2004    2        11/5/2004    2.765       11/5/2004    4.175       11/5/2004    4.898
11/17/2004    2        11/8/2004    2.807       11/8/2004    4.218       11/8/2004    4.932
11/18/2004    2        11/9/2004    2.815       11/9/2004    4.228       11/9/2004    4.945
11/19/2004    2       11/10/2004    2.841      11/10/2004    4.241      11/10/2004    4.959
11/22/2004    2       11/11/2004    2.851      11/11/2004    4.254      11/11/2004    4.968
11/23/2004    2       11/12/2004    2.818      11/12/2004    4.181      11/12/2004    4.898
11/24/2004    2       11/15/2004    2.868      11/15/2004    4.188      11/15/2004    4.897
11/26/2004    2       11/16/2004    2.885      11/16/2004    4.207      11/16/2004    4.902
11/29/2004    2       11/17/2004    2.81       11/17/2004    4.131      11/17/2004    4.841
11/30/2004    2       11/18/2004    2.844      11/18/2004    4.115      11/18/2004    4.807
 12/1/2004    2       11/19/2004    2.921      11/19/2004    4.205      11/19/2004    4.885
 12/2/2004    2       11/22/2004    2.947      11/22/2004    4.18       11/22/2004    4.843
 12/3/2004    2       11/23/2004    2.956      11/23/2004    4.184      11/23/2004    4.837
 12/6/2004    2       11/24/2004    3.025      11/24/2004    4.2        11/24/2004    4.844
 12/7/2004    2       11/25/2004    3.017      11/25/2004    4.196      11/25/2004    4.84
 12/8/2004    2       11/26/2004    3.033      11/26/2004    4.248      11/26/2004    4.886
 12/9/2004    2       11/29/2004    3.058      11/29/2004    4.32       11/29/2004    4.965
12/10/2004    2       11/30/2004    3.001      11/30/2004    4.351      11/30/2004    5.003
12/13/2004    2        12/1/2004    3.009       12/1/2004    4.367       12/1/2004    5.012
12/14/2004    2.25     12/2/2004    3.042       12/2/2004    4.408       12/2/2004    5.062
12/15/2004    2.25     12/3/2004    2.92        12/3/2004    4.252       12/3/2004    4.928
12/16/2004    2.25     12/6/2004    2.912       12/6/2004    4.223       12/6/2004    4.893
12/17/2004    2.25     12/7/2004    2.936       12/7/2004    4.223       12/7/2004    4.888
12/20/2004    2.25     12/8/2004    2.895       12/8/2004    4.12        12/8/2004    4.784
12/21/2004    2.25     12/9/2004    2.928       12/9/2004    4.168       12/9/2004    4.834
12/22/2004    2.25    12/10/2004    2.936      12/10/2004    4.151      12/10/2004    4.819
12/23/2004    2.25    12/13/2004    2.961      12/13/2004    4.149      12/13/2004    4.805
12/24/2004    2.25    12/14/2004    2.961      12/14/2004    4.124      12/14/2004    4.77
12/27/2004    2.25    12/15/2004    2.937      12/15/2004    4.076      12/15/2004    4.712
12/28/2004    2.25    12/16/2004    2.986      12/16/2004    4.186      12/16/2004    4.826
12/29/2004    2.25    12/17/2004    3.004      12/17/2004    4.201      12/17/2004    4.827
12/30/2004    2.25    12/20/2004    3.029      12/20/2004    4.185      12/20/2004    4.812
12/31/2004    2.25    12/21/2004    3.029      12/21/2004    4.164      12/21/2004    4.796
                      12/22/2004    3.004      12/22/2004    4.195      12/22/2004    4.828
                      12/23/2004    3.013      12/23/2004    4.226      12/23/2004    4.843
                      12/24/2004    2.996      12/24/2004    4.216      12/24/2004    4.845
                      12/27/2004    3.056      12/27/2004    4.298      12/27/2004    4.92
                      12/28/2004    3.073      12/28/2004    4.293      12/28/2004    4.916
                      12/29/2004    3.107      12/29/2004    4.324      12/29/2004    4.944
                      12/30/2004    3.085      12/30/2004    4.255      12/30/2004    4.873
                      12/31/2004    3.069      12/31/2004    4.22       12/31/2004    4.827

                                        [END CHART]

Within the investment-grade bond market, Treasury inflatio n-protected securities (TIPS) were the star performers as rising oil prices raised inflation expectations. Continuing the trend of 2003, lower-quality bonds outperformed higher-quality bonds as investors demanded less of a yield premium for owning the bonds of weaker issuers. Mortgage-backed securities outperformed comparably rated corporate bonds as the wave of mortgage prepayments finally leveled off.

LEHMAN BOND INDICES                     2004 TOTAL RETURN %
-----------------------------------------------------------
U.S. Aggregate                                 4.34%
U.S. Treasury                                  3.54
   1-5 year Treasury                           1.34
   5-10 year Treasury                          4.01
   10+ -year Treasury                          7.70
U.S. TIPS                                      8.46
Mortgage-Backed Securities                     4.70
U.S. Investment-Grade Corporates               5.39
   Aaa-rated                                   3.27
   Aa-rated                                    3.90
   A-rated                                     5.06
   Baa-rated                                   6.25
U.S. High-Yield Corporates                    11.13

Source: Lehman

Going forward, we are mindful that although economic growth is relatively strong, it is not overly robust. Not only may the Fed be nearing the end of its tightening process, but the spread between short- and long-term interest rates is still sufficiently wide to allow short-term rates to rise while long-term rates remain relatively stable.

On the negative side, the falling U.S. dollar may add to inflationary pressures while the rising budget deficit weighs on the bond market. In the meantime, the record current account (trade) deficit puts U.S. dollars in foreign hands, so foreigners buy U.S. Treasury and other U.S. bonds, helping to keep interest rates low.

It's important to note that, over the long term, rising rates are not necessarily bad for investors in bond mutual funds. While bond prices generally fall as rates increase, bond mutual funds are able to re-invest at higher interest rates.

Finally, we remind investors that in the past three years, the bond market has reversed course several times, often counter to the direction that economic fundamentals suggested. This argues for a long-term strategy based on your risk tolerance and investment objectives that includes bonds to provide income and a degree of stability.

                               PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          MARKET CONDITIONS AND OUTLOOK
--------------------------------------------------------------------------------

THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

THE NASDAQ COMPOSITE IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S.-BASED SECURITIES ON THE NASDAQ STOCK MARKET.

THE RUSSELL 1000 INDEX (LARGE-CAP STOCKS) MEASURES STOCK PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000 INDEX.

THE RUSSELL 1000 GROWTH INDEX (LARGE-CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE RUSSELL 1000 VALUE INDEX (LARGE-CAP VALUE) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE RUSSELL 2000 INDEX (SMALL-CAP STOCKS) MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX.

THE RUSSELL 2000 GROWTH INDEX (SMALL-CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE RUSSELL 2000 VALUE INDEX (SMALL-CAP VALUE) MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI)-EAFE INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE DEVELOPED MARKET EQUITY PERFORMANCE, EXCLUDING THE U.S. AND CANADA.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKET INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE EQUITY MARKET PERFORMANCE IN THE GLOBAL EMERGING MARKETS.

THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX COVERS THE U.S. INVESTMENT-GRADE FIXED-RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS-THROUGH SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES THAT HAVE REMAINING MATURI- TIES OF MORE THAN ONE YEAR.

THE LEHMAN U.S. TREASURY INDEX IS A SUBCOMPONENT OF THE LEHMAN BROTHERS U.S. GOVERNMENT INDEX AND INCLUDES OBLIGATIONS OF THE U.S. TREASURY THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS U.S. TIPS INDEX INCLUDES U.S. TREASURY INFLATION-PROTECTED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN MORTGAGE-BACKED SECURITIES INDEX IS A SUBCOMPONENT OF THE LEHMAN BROTHERS U.S. AGGREGATE INDEX AND COVERS THE MORTGAGE-BACKED PASS-THROUGH SECURITIES OF GINNIE MAE (GNMA), FANNIE MAE (FNMA) AND FREDDIE MAC (FHLMC), HAVING REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS U.S. INVESTMENT-GRADE INDEX INCLUDES BONDS ISSUED BY CORPORATIONS AND YANKEE ISSUES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS HIGH-YIELD CORPORATE INDEX COVERS THE UNIVERSE OF FIXED-RATE, NON-INVESTMENT-GRADE DEBTS THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                                     -------

                       THIS PAGE LEFT BLANK INTENTIONALLY

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
                                 AN OVERVIEW                DECEMBER 31, 2004
--------------------------------------------------------------------------------

              INVESTMENT PROGRAM
              THE FUND INVESTS ITS ASSETS PRIMARILY IN THE COMMON STOCKS OF LARGE COMPANIES THAT ARE SELECTED FOR THEIR ATTRACTIVE GROWTH POTENTIAL.

COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

   [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

               USAA LIFE      LIPPER VARIABLE
               AGGRESSIVE    ANNUITY LARGE-CAP    RUSSELL 1000(R)
              GROWTH FUND  GROWTH FUNDS AVERAGE*   GROWTH INDEX
              -----------  ---------------------  ---------------
 4/30/1997      $10,000        $10000.00            $10000.00
 5/31/1997       10,670         10670.98             10721.66
 6/30/1997       11,160         11093.25             11150.75
 7/31/1997       12,060         12126.14             12136.95
 8/31/1997       12,330         11593.90             11426.56
 9/30/1997       13,530         12235.71             11988.86
10/31/1997       12,640         11776.97             11545.74
11/30/1997       12,120         12020.41             12036.14
12/31/1997       11,826         12160.60             12170.98
 1/31/1998       11,856         12355.24             12534.92
 2/28/1998       13,170         13350.75             13477.82
 3/31/1998       13,625         13986.29             14015.10
 4/30/1998       13,877         14204.56             14209.04
 5/31/1998       12,947         13859.86             13805.85
 6/30/1998       13,531         14633.34             14651.40
 7/31/1998       12,599         14517.56             14554.42
 8/31/1998        9,567         12097.17             12370.15
 9/30/1998       10,653         12937.62             13320.39
10/31/1998       11,472         13776.58             14390.97
11/30/1998       12,630         14695.76             15485.63
12/31/1998       14,207         16218.62             16881.96
 1/31/1999       15,743         17243.32             17873.24
 2/28/1999       14,320         16556.20             17056.73
 3/31/1999       15,477         17535.49             17955.04
 4/30/1999       16,368         17777.81             17978.00
 5/31/1999       16,063         17209.20             17425.49
 6/30/1999       17,981         18438.99             18646.05
 7/31/1999       18,177         17888.13             18053.46
 8/31/1999       18,156         17866.68             18348.44
 9/30/1999       18,239         17843.56             17962.99
10/31/1999       19,465         19133.85             19319.52
11/30/1999       22,187         20262.40             20361.88
12/31/1999       27,610         22774.44             22479.68
 1/31/2000       28,261         22046.50             21425.64
 2/29/2000       35,651         23710.16             22473.04
 3/31/2000       30,919         24781.55             24081.57
 4/30/2000       25,922         23271.05             22935.66
 5/31/2000       23,250         21961.04             21780.71
 6/30/2000       29,090         23422.21             23431.42
 7/31/2000       28,048         22895.19             22454.62
 8/31/2000       32,093         24845.49             24487.74
 9/30/2000       31,007         23161.55             22171.33
10/31/2000       27,594         22084.90             21122.23
11/30/2000       21,798         19180.81             18008.67
12/31/2000       23,348         19283.19             17438.85
 1/31/2001       23,778         19796.89             18643.62
 2/28/2001       20,039         17025.56             15478.46
 3/31/2001       16,876         15414.39             13794.13
 4/30/2001       19,632         17062.55             15538.71
 5/31/2001       20,148         16986.69             15310.03
 6/30/2001       20,464         16447.20             14955.47
 7/31/2001       18,916         15834.97             14581.70
 8/31/2001       17,221         14564.05             13389.28
 9/30/2001       14,769         13202.06             12052.48
10/31/2001       15,854         13716.78             12684.81
11/30/2001       17,379         14904.86             13903.38
12/31/2001       17,877         14999.47             13877.25
 1/31/2002       17,029         14557.08             13632.09
 2/28/2002       15,876         13928.48             13066.37
 3/31/2002       17,052         14521.24             13518.31
 4/30/2002       16,385         13559.30             12415.01
 5/31/2002       15,730         13279.63             12114.66
 6/30/2002       14,419         12230.28             10993.99
 7/31/2002       12,984         11238.90             10389.60
 8/31/2002       13,040         11303.07             10420.65
 9/30/2002       12,622         10293.81              9339.73
10/31/2002       13,018         11096.39             10196.48
11/30/2002       12,984         11554.29             10750.30
12/31/2002       12,385         10764.98             10007.71
 1/31/2003       12,181         10549.60              9764.88
 2/28/2003       12,080         10443.67              9720.03
 3/31/2003       12,588         10659.88              9900.94
 4/30/2003       13,255         11429.49             10632.98
 5/31/2003       14,080         11997.51             11163.72
 6/30/2003       14,272         12111.83             11317.44
 7/31/2003       14,848         12429.94             11599.06
 8/31/2003       15,176         12728.32             11887.54
 9/30/2003       14,972         12486.50             11760.28
10/31/2003       16,046         13215.83             12420.82
11/30/2003       15,944         13346.38             12550.86
12/31/2003       16,261         13806.84             12984.92
 1/31/2004       16,351         14078.55             13250.10
 2/29/2004       16,600         14152.47             13334.28
 3/31/2004       16,656         14021.46             13086.92
 4/30/2004       16,215         13681.17             12934.79
 5/31/2004       16,374         13984.39             13175.87
 6/30/2004       16,600         14217.04             13340.52
 7/31/2004       15,718         13381.91             12586.35
 8/31/2004       15,899         13269.59             12524.19
 9/30/2004       16,622         13590.25             12643.31
10/31/2004       16,532         13813.97             12840.50
11/30/2004       17,447         14428.17             13282.19
12/31/2004       18,475         14965.97             13802.97

                        [END CHART]

              Data represents the last business day of each month.
             *Total returns may change over time due to funds being added or deleted from the category.

              THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE AGGRESSIVE GROWTH FUND TO THE LIPPER VARIABLE ANNUITY LARGE-CAP GROWTH FUNDS AVERAGE AND THE RUSSELL 1000 GROWTH INDEX. THE DATA IS NOT APPLICABLE TO USAA VARIABLE UNIVERSAL LIFE CONTRACTS.

              THE LIPPER VARIABLE ANNUITY LARGE-CAP GROWTH FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT LARGE-CAP GROWTH FUNDS, AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

              THE RUSSELL 1000 GROWTH INDEX (LARGE-CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

              THE CALCULATIONS FOR ALL INDEXES ARE BASED ON A STARTING DATE OF MAY 1, 1997, WHEREAS THE CALCULATIONS FOR THE USAA LIFE AGGRESSIVE GROWTH FUND ARE BASED ON A STARTING DATE OF MAY 5, 1997. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

              IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004
------------------------------------------------
ONE-YEAR:                                 13.62%
THREE-YEAR:                                1.10%
FIVE-YEAR:                                -7.72%
SINCE INCEPTION MAY 1, 1997:               8.33%

              REFER TO PAGE 7 FOR STANDARDIZED AUV AVERAGE ANNUAL TOTAL RETURNS OF THE VARIABLE ANNUITY UNDERLYING FUNDS.

              THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, CALL TOLL-FREE (800) 531-5338. THE TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE, ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. THE PERFORMANCE DATA QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE REDEMPTION OF FUND SHARES. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
   DECEMBER 31, 2004           AN OVERVIEW (Continued)
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE

For the year ended December 31, 2004, the USAA Life Aggressive Growth Fund had a total return of 13.62%. This compares to a return of 8.04% for the Lipper Variable Large-Cap Growth Funds Average and 11.95% for the Russell 1000 Growth Index.

PORTFOLIO STRATEGY
Health care was a strong area for the Fund -- holdings in the sector gained an average of 17% over the reporting year, led by service provider UnitedHealth Group, Inc. and biotechnology firm Genentech, Inc. Within the sector, the Fund benefited from an overweight position (as compared to the Russell 1000 Growth Index) in equipment and services and an underweight position in pharmaceuticals and biotechnology, because the large pharmaceutical firms struggled during the year.

Within the broad technology sector, an underweight position in the weak semiconductor and semiconductor equipment industry helped performance, as did stock selection in information technology and technology hardware and equipment, led by strong performance from holding QUALCOMM, Inc. Other positive areas included hotels and leisure, where holdings Four Seasons Hotels Inc., and Wynn Resorts Ltd. did well, as well as diversified financials, led by SLM Corp. (Sallie Mae), Countrywide Financial Corp., and Chicago Mercantile Exchange Holdings, Inc.

Retailers were under pressure throughout much of the year given concerns about the pace and magnitude of the economic recovery and the impact on consumer spending. Tiffany & Co. was among the Fund's weakest holdings, held back by concerns about the consumer as well as disappointing financial results in Japan. Media-related positions Comcast Corp. and Clear Channel Communications Inc. as well as telecommunications company Nextel Communications all detracted from performance and were sold prior to the end of the year.

The Fund was also hurt by a lack of exposure to the strong energy sector. Our underweight was due to our stock selection criteria, which favor companies with durable and growing earnings as opposed to those in businesses (such as energy) that are susceptible to major fluctuations, capital-intensive, and overly dependent on changes in commodity prices.

As of December 31, 2004, the Fund's sector allocations emphasized health care, consumer discretionary, financials, industrials, and information technology companies. We had little or no exposure to energy, utilities, and materials.

-----------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF DECEMBER 31, 2004
-----------------------------------------
                                 % of
                              Net Assets
UnitedHealth Group, Inc.         7.7%

SLM Corp.                        5.9

Genentech, Inc.                  4.9

General Electric Co.             4.9

QUALCOMM, Inc.                   4.9

Citigroup, Inc.                  4.1

Countrywide Financial Corp.      3.8

eBay, Inc.                       3.8

FedEx Corp.                      3.8

Zimmer Holdings, Inc.            3.5
-----------------------------------------

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

     [PIE CHART OF ASSET ALLOCATION]

ASSET ALLOCATION
AS OF DECEMBER 31, 2004
-----------------------------------------

Health Care                      25.0%
Consumer Discretionary           22.6%
Financials                       18.2%
Industrials                      15.5%
Information Technology           11.7%
Consumer Staples                  4.6%
Telecommunication Services        1.1%
Materials                         0.6%
Money Market Instruments          0.5%

              [END CHART]

PERCENTAGES ARE OF FUND NET ASSETS AND MAY NOT EQUAL 100%.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
                              AN OVERVIEW                   DECEMBER 31, 2004
--------------------------------------------------------------------------------

              INVESTMENT PROGRAM
              THE FUND INVESTS ITS ASSETS IN A DIVERSIFIED PROGRAM WITHIN ONE MUTUAL FUND BY ALLOCATING THE FUND'S ASSETS, UNDER NORMAL MARKET CONDITIONS, IN THE FOLLOWING TARGET RANGES: 50-70% FOR EQUITY SECURITIES AND 30-50% FOR DEBT SECURITIES AND MONEY MARKET INSTRUMENTS.

COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

          [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

              USAA LIFE    LIPPER VARIABLE    LEHMAN BROTHERS
             DIVERSIFIED   ANNUITY BALANCED   U.S. AGGREGATE    RUSSELL 3000(R)
             ASSETS FUND    FUNDS AVERAGE*      BOND INDEX           INDEX
             -----------   ----------------   ---------------   ---------------
  1/1/1995   $10000.00        $10000.00         $10000.00         $10000.00
   1/31/95    10120.00         10110.74          10197.90          10219.11
 2/28/1995    10330.00         10397.03          10440.37          10636.01
 3/31/1995    10550.00         10594.40          10504.42          10900.58
 4/30/1995    10860.00         10787.72          10651.15          11185.58
 5/31/1995    11240.00         11149.75          11063.32          11591.93
 6/30/1995    11300.00         11367.73          11144.43          11927.15
 7/31/1995    11450.00         11632.59          11119.54          12406.09
 8/31/1995    11640.00         11721.51          11253.74          12516.20
 9/30/1995    11970.00         11983.52          11363.22          13001.19
10/31/1995    11890.00         11951.22          11511.00          12888.91
11/30/1995    12270.00         12304.99          11683.49          13460.55
12/31/1995    12633.12         12460.68          11847.46          13680.42
 1/31/1996    12833.81         12685.45          11926.13          14077.50
 2/29/1996    12844.38         12723.55          11718.83          14285.15
 3/31/1996    13108.45         12779.45          11637.37          14428.75
 4/30/1996    13002.82         12892.32          11571.92          14702.34
 5/31/1996    13150.70         13062.50          11548.42          15078.60
 6/30/1996    13340.83         13078.38          11703.51          15029.91
 7/31/1996    13002.82         12732.46          11735.54          14243.12
 8/31/1996    13192.95         12969.16          11715.87          14675.20
 9/30/1996    13678.84         13495.19          11920.04          15473.90
10/31/1996    14059.10         13730.99          12184.08          15756.77
11/30/1996    14650.62         14339.25          12392.78          16868.21
12/31/1996    14440.15         14123.93          12277.55          16665.05
 1/31/1997    14808.13         14569.70          12315.15          17587.26
 2/28/1997    14964.24         14543.21          12345.78          17606.48
 3/31/1997    14573.96         14099.95          12208.97          16809.79
 4/30/1997    14941.93         14553.22          12391.74          17637.80
 5/31/1997    15616.42         15186.71          12508.88          18842.44
 6/30/1997    16051.17         15650.32          12657.35          19625.76
 7/31/1997    16863.45         16579.62          12998.68          21164.32
 8/31/1997    16337.18         16056.94          12887.80          20305.92
 9/30/1997    16966.41         16676.81          13077.87          21457.34
10/31/1997    16783.36         16398.95          13267.60          20736.60
11/30/1997    17183.79         16650.91          13328.69          21530.56
12/31/1997    17428.84         16879.28          13462.89          21961.83
 1/31/1998    17609.39         17023.56          13635.73          22075.65
 2/28/1998    18319.54         17715.74          13625.46          23654.84
 3/31/1998    18813.04         18259.27          13672.28          24827.19
 4/30/1998    18849.15         18379.25          13743.65          25071.30
 5/31/1998    18817.00         18249.45          13874.02          24452.61
 6/30/1998    18913.38         18676.14          13991.68          25279.42
 7/31/1998    18503.79         18486.54          14021.44          24820.42
 8/31/1998    16973.85         16845.76          14249.63          21018.27
 9/30/1998    17576.19         17575.73          14583.30          22452.02
10/31/1998    18142.38         18209.24          14506.20          24156.27
11/30/1998    18865.19         18919.84          14588.53          25633.71
12/31/1998    19107.81         19681.05          14632.39          27262.94
 1/31/1999    19171.21         20102.01          14736.82          28189.12
 2/28/1999    18981.02         19513.71          14479.57          27190.63
 3/31/1999    19488.19         20044.71          14559.81          28188.33
 4/30/1999    20730.77         20659.58          14605.93          29460.70
 5/31/1999    20608.25         20303.79          14478.00          28900.78
 6/30/1999    21123.79         20972.59          14431.88          30361.30
 7/31/1999    20608.25         20565.59          14370.43          29440.68
 8/31/1999    20309.78         20318.51          14363.12          29105.92
 9/30/1999    19848.50         20119.73          14529.87          28362.01
10/31/1999    20255.51         20759.66          14583.48          30141.05
11/30/1999    20214.81         21029.68          14582.44          30984.59
12/31/1999    20555.48         21827.63          14512.12          32961.64
 1/31/2000    20008.88         21245.00          14464.60          31669.50
 2/29/2000    19478.85         21308.13          14639.53          31963.04
 3/31/2000    20919.88         22448.60          14832.38          34466.98
 4/30/2000    20886.76         21949.82          14789.91          33252.36
 5/31/2000    20918.49         21595.79          14783.13          32318.40
 6/30/2000    21117.40         22134.07          15090.69          33275.27
 7/31/2000    20885.34         22075.30          15227.67          32687.13
 8/31/2000    21465.49         23072.66          15448.38          35111.28
 9/30/2000    21051.10         22472.43          15545.50          33521.52
10/31/2000    21216.86         22337.52          15648.37          33044.23
11/30/2000    21017.95         21419.59          15904.24          29998.49
12/31/2000    21382.61         21911.55          16199.27          30502.62
 1/31/2001    23007.03         22382.59          16464.18          31546.07
 2/28/2001    22542.91         21407.63          16607.61          28663.78
 3/31/2001    22261.12         20646.47          16690.98          26795.30
 4/30/2001    23189.36         21518.56          16621.71          28944.15
 5/31/2001    23791.38         21679.49          16721.96          29176.62
 6/30/2001    23473.42         21404.88          16785.15          28638.63
 7/31/2001    23884.90         21386.66          17160.42          28166.64
 8/31/2001    23529.53         20743.88          17356.93          26503.79
 9/30/2001    22238.96         19683.32          17559.18          24165.49
10/31/2001    22650.44         20118.86          17926.62          24727.73
11/30/2001    23978.42         20911.27          17679.46          26632.33
12/31/2001    24240.28         21008.11          17567.19          27007.72
 1/31/2002    23997.13         20842.24          17709.40          26669.05
 2/28/2002    23660.45         20697.74          17881.02          26123.69
 3/31/2002    24296.39         21086.93          17583.55          27269.09
 4/30/2002    23810.09         20591.38          17924.53          25838.44
 5/31/2002    24070.30         20552.83          18076.83          25539.08
 6/30/2002    22514.12         19681.45          18233.14          23700.66
 7/31/2002    21463.19         18779.96          18453.15          21816.38
 8/31/2002    21645.08         18925.12          18764.71          21919.44
 9/30/2002    20472.89         17867.15          19068.62          19616.36
10/31/2002    21180.25         18525.05          18981.76          21178.34
11/30/2002    22150.34         19148.15          18976.72          22459.87
12/31/2002    21483.40         18660.85          19368.70          21190.10
 1/31/2003    21139.83         18403.79          19385.23          20671.59
 2/28/2003    21119.62         18317.24          19653.46          20331.51
 3/31/2003    21200.46         18399.81          19638.31          20545.31
 4/30/2003    22251.39         19351.61          19800.36          22223.00
 5/31/2003    23279.65         20198.31          20169.54          23564.47
 6/30/2003    23551.56         20323.00          20129.51          23882.47
 7/31/2003    23677.05         20306.10          19452.77          24430.33
 8/31/2003    24032.63         20652.47          19581.92          24971.71
 9/30/2003    24053.55         20681.87          20100.27          24700.60
10/31/2003    24994.77         21323.25          19912.80          26195.47
11/30/2003    25245.76         21539.72          19960.50          26556.28
12/31/2003    25977.83         22272.04          20163.62          27770.96
 1/31/2004    26291.57         22556.30          20325.85          28350.29
 2/29/2004    26647.14         22833.59          20545.86          28732.21
 3/31/2004    26458.90         22738.50          20699.72          28391.15
 4/30/2004    25956.91         22208.45          20161.19          27804.13
 5/31/2004    26138.66         22341.14          20080.42          28208.21
 6/30/2004    26672.10         22719.58          20193.91          28768.84
 7/31/2004    26010.63         22250.56          20394.08          27680.93
 8/31/2004    26053.31         22387.25          20783.10          27794.93
 9/30/2004    26373.37         22693.16          20839.49          28222.19
10/31/2004    26608.09         22935.56          21014.25          28685.73
11/30/2004    27418.92         23578.82          20846.63          30019.21
12/31/2004    28187.07         24197.42          21038.44          31088.84

                             [END CHART]

              Data represents the last business day of each month.
             *Total returns may change over time due to funds being added or deleted from the category.

              THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE DIVERSIFIED ASSETS FUND TO THE LIPPER VARIABLE ANNUITY BALANCED FUNDS AVERAGE AND TWO INDUSTRY INDEXES THAT MOST CLOSELY RESEMBLE THE HOLDINGS OF THIS FUND. THE DATA IS NOT APPLICABLE TO USAA VARIABLE UNIVERSAL LIFE CONTRACTS.

              THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

              THE LIPPER VARIABLE ANNUITY BALANCED FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT BALANCED FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

              THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX COVERS THE U.S. INVESTMENT GRADE FIXED-RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS-THROUGH SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

              THE 1995 CALCULATIONS FOR ALL INDEXES AND AVERAGES ARE BASED ON A FULL CALENDAR YEAR, WHEREAS THE USAA LIFE DIVERSIFIED ASSETS FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995, THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

              IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

--------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004
--------------------------------------------------
ONE-YEAR:                                  8.50%
THREE-YEAR:                                5.16%
FIVE-YEAR:                                 6.52%
SINCE INCEPTION JANUARY 5, 1995:          10.93%

              REFER TO PAGE 7 FOR STANDARDIZED AUV AVERAGE ANNUAL TOTAL RETURNS OF THE VARIABLE ANNUITY UNDERLYING FUNDS.

              THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, CALL TOLL-FREE (800) 531-5338. THE TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE, ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. THE PERFORMANCE DATA QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE REDEMPTION OF FUND SHARES. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
   DECEMBER 31, 2004             AN OVERVIEW (Continued)
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE

For the year ended December 31, 2004, the USAA Life Diversified Assets Fund had a total return of 8.50%. This compares to a return of 8.55% for the Lipper Variable Annuity Balanced Funds Average, 4.34% for the Lehman Brothers U.S. Aggregate Bond Index, and 11.95% for the Russell 3000 Index.

PORTFOLIO STRATEGY
STOCKS - The Fund was favorably positioned to capture the strong performance of the energy and industrials sectors, with overweight allocations to both, as compared to the Russell 3000 Index. Exxon Mobil Corp. was the leading con-tributor to performance within energy, while General Electric Co. and Tyco International Ltd. contributed to positive stock selection within industrials.

Although the Fund's underweight position in financials detracted from relative returns, Bank of America Corp. was the greatest contributor to the Fund's absolute performance as the company completed its merger with Fleet National Bank, thereby expanding its position in the consumer and corporate banking markets. Stock selection in the consumer discretionary sector was another bright spot -- Michaels Stores, Inc. and PETsMART, Inc. advanced during the period.

        [PIE CHART OF ASSET ALLOCATION]

ASSET ALLOCATION
AS OF DECEMBER 31, 2004
----------------------------------------------

U.S. Equities                        66.6%
Bonds                                30.5%
Money Market Instruments              2.7%

                [END CHART]

PERCENTAGES ARE OF FUND NET ASSETS AND MAY NOT EQUAL 100%.

Overweight positions in the weaker areas of the market, including health care and information technology, detracted from performance. Pfizer, Inc. was the single greatest detractor as regulatory, pricing, and product safety concerns dragged down large pharmaceutical companies. Within information technology, weakness in the semiconductor market weighed on the stock prices of holdings Intel Corp., International Rectifier Corp., and Applied Materials, Inc. Finally, underweight positions in the utilities and telecommunication services sectors hurt relative performance as these sectors did well.

Moving into 2005, we remain overweight in the energy sector based on our view that the long-term factors of growing global demand and fairly tight supply are stronger than short-term inventory factors that could cause energy stocks to trade down. Industrials continue to be attractive as domestic manufacturers benefit from the weak U.S. dollar and reasonably good demand. Our most significant underweight is in financials, given our expectation that further Federal Reserve Board (Fed) tightening will cut into net interest margins. We are also underweight in consumer discretionary stocks based on high valuations and the need for increased advertising spending.

BONDS - Throughout the year, we were concerned about the possibility of rising interest rates, so we kept the Fund's duration (a measure of interest rate sensitivity) relatively short. This held back performance, especially in the second half of the year, as longer-term bonds outperformed shorter term bonds.

We were heavily invested in investment-grade corporate bonds, which proved beneficial as the yield spread between investment-grade corporate bonds and U.S. Treasury bonds narrowed. We continued to benefit from our investment in U.S. Treasury inflation-protected securities (TIPS) as expectations of future inflation rose. We also held floating-rate bonds among shorter maturities, and these did not suffer the price erosion of fixed rate short-term assets as the Fed raised rates.

Moving forward, we expect to remain relatively defensive to protect against rising interest rates.

-----------------------------------------------------
TOP 5 DEBT HOLDINGS
AS OF DECEMBER 31, 2004
-----------------------------------------------------
                                            % of
                                         Net Assets
Detroit Edison
Securitization Funding, LLC                 2.2%

Devon Financing Corp.,
ULC, Notes                                  2.2

Imperial Bank,
Subordinated Notes                          2.2

U.S. Treasury
Inflation-Indexed Notes, 3.50%              2.2

Waste Management, Inc.,
Senior Notes                                2.2
-----------------------------------------------------

-----------------------------------------------------
TOP 10 INDUSTRIES*
AS OF DECEMBER 31, 2004
-----------------------------------------------------
                                            % of
                                         Net Assets
Pharmaceuticals                             4.2%

Oil & Gas Exploration & Production          3.7

Consumer Finance                            3.5

Other Diversified Financial Services        3.3

Aerospace & Defense                         3.2

Electric Utilities                          3.1

Diversified Banks                           2.9

Metal & Glass Containers                    2.9

Systems Software                            2.9

Industrial Conglomerates                    2.8
-----------------------------------------------------

-----------------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF DECEMBER 31, 2004
-----------------------------------------------------
                                            % of
                                         Net Assets
Microsoft Corp.                             2.1%

Bank of America Corp.                       2.0

Citigroup, Inc.                             1.7

General Electric Co.                        1.7

Time Warner, Inc.                           1.6

Exxon Mobil Corp.                           1.3

American International Group, Inc.          1.2

Ingersoll-Rand Co. Ltd. "A"                 1.1

Merrill Lynch & Co., Inc.                   1.1

Tyco International Ltd.                     1.1
-----------------------------------------------------

* 5.9% OF THE FUND WAS IN U.S. GOVERNMENT INVESTMENTS AS OF DECEMBER 31, 2004. REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S HOLDINGS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                                AN OVERVIEW                 DECEMBER 31, 2004
--------------------------------------------------------------------------------

              INVESTMENT PROGRAM
              THE FUND INVESTS ITS ASSETS PRIMARILY IN EQUITY SECURITIES THAT SHOW THE BEST POTENTIAL FOR TOTAL RETURN THROUGH A COMBINATION OF CAPITAL APPRECIATION AND INCOME.

COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

  [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

              USAA LIFE     LIPPER VARIABLE
              GROWTH AND   ANNUITY MULTI-CAP   RUSSELL 3000(R)
             INCOME FUND  CORE FUNDS AVERAGE*      INDEX
             -----------  -------------------  ---------------
  1/1/1995     $10,000         $10,000           $10,000
   1/31/95      10,150          10,018            10,219
 2/28/1995      10,480          10,374            10,636
 3/31/1995      10,720          10,610            10,901
 4/30/1995      11,080          10,840            11,186
 5/31/1995      11,410          11,173            11,592
 6/30/1995      11,650          11,580            11,927
 7/31/1995      11,990          12,102            12,406
 8/31/1995      12,190          12,226            12,516
 9/30/1995      12,530          12,560            13,001
10/31/1995      12,230          12,346            12,889
11/30/1995      12,900          12,771            13,461
12/31/1995      13,172          12,893            13,680
 1/31/1996      13,475          13,172            14,077
 2/29/1996      13,632          13,444            14,285
 3/31/1996      14,124          13,596            14,429
 4/30/1996      14,301          13,922            14,702
 5/31/1996      14,489          14,226            15,079
 6/30/1996      14,500          14,075            15,030
 7/31/1996      13,841          13,331            14,243
 8/31/1996      14,343          13,757            14,675
 9/30/1996      15,033          14,471            15,474
10/31/1996      15,357          14,651            15,757
11/30/1996      16,340          15,509            16,868
12/31/1996      16,351          15,290            16,665
 1/31/1997      17,024          15,969            17,587
 2/28/1997      17,165          15,825            17,606
 3/31/1997      16,676          15,151            16,810
 4/30/1997      17,176          15,703            17,638
 5/31/1997      18,401          16,798            18,842
 6/30/1997      19,111          17,460            19,626
 7/31/1997      20,378          18,834            21,164
 8/31/1997      19,767          18,221            20,306
 9/30/1997      20,640          19,203            21,457
10/31/1997      19,810          18,465            20,737
11/30/1997      20,400          18,814            21,531
12/31/1997      20,671          19,098            21,962
 1/31/1998      20,510          19,145            22,076
 2/28/1998      21,993          20,459            23,655
 3/31/1998      23,132          21,391            24,827
 4/30/1998      23,270          21,627            25,071
 5/31/1998      22,689          21,066            24,453
 6/30/1998      22,700          21,764            25,279
 7/31/1998      21,525          21,366            24,820
 8/31/1998      18,244          17,906            21,018
 9/30/1998      18,838          19,025            22,452
10/31/1998      20,315          20,400            24,156
11/30/1998      21,537          21,498            25,634
12/31/1998      22,103          22,990            27,263
 1/31/1999      22,712          23,781            28,189
 2/28/1999      22,139          22,885            27,191
 3/31/1999      23,223          23,887            28,188
 4/30/1999      24,904          24,922            29,461
 5/31/1999      24,607          24,594            28,901
 6/30/1999      25,780          25,929            30,361
 7/31/1999      24,973          25,270            29,441
 8/31/1999      24,375          24,801            29,106
 9/30/1999      23,543          24,289            28,362
10/31/1999      24,509          25,580            30,141
11/30/1999      24,570          26,444            30,985
12/31/1999      25,346          28,522            32,962
 1/31/2000      24,278          27,546            31,670
 2/29/2000      23,088          28,521            31,963
 3/31/2000      25,697          30,594            34,467
 4/30/2000      25,724          29,453            33,252
 5/31/2000      25,931          28,652            32,318
 6/30/2000      25,836          29,475            33,275
 7/31/2000      25,294          29,083            32,687
 8/31/2000      26,595          31,237            35,111
 9/30/2000      25,606          29,761            33,522
10/31/2000      26,257          29,283            33,044
11/30/2000      25,321          26,800            29,998
12/31/2000      26,284          27,850            30,503
 1/31/2001      26,880          28,593            31,546
 2/28/2001      25,674          26,465            28,664
 3/31/2001      24,576          24,898            26,795
 4/30/2001      26,460          26,832            28,944
 5/31/2001      26,531          26,991            29,177
 6/30/2001      25,807          26,361            28,639
 7/31/2001      25,981          25,911            28,167
 8/31/2001      24,418          24,552            26,504
 9/30/2001      22,377          22,140            24,165
10/31/2001      22,666          22,665            24,728
11/30/2001      24,432          24,314            26,632
12/31/2001      24,736          24,777            27,008
 1/31/2002      24,331          24,292            26,669
 2/28/2002      24,041          23,782            26,124
 3/31/2002      24,780          24,803            27,269
 4/30/2002      23,520          23,674            25,838
 5/31/2002      23,337          23,518            25,539
 6/30/2002      21,603          21,561            23,701
 7/31/2002      20,021          19,727            21,816
 8/31/2002      20,096          19,839            21,919
 9/30/2002      18,046          17,839            19,616
10/31/2002      19,312          18,928            21,178
11/30/2002      20,684          20,258            22,460
12/31/2002      19,417          19,016            21,190
 1/31/2003      18,860          18,575            20,672
 2/28/2003      18,543          18,181            20,332
 3/31/2003      18,664          18,266            20,545
 4/30/2003      20,081          19,733            22,223
 5/31/2003      21,305          21,246            23,564
 6/30/2003      21,736          21,517            23,882
 7/31/2003      22,247          22,008            24,430
 8/31/2003      22,742          22,709            24,972
 9/30/2003      22,407          22,394            24,701
10/31/2003      23,892          23,907            26,195
11/30/2003      24,243          24,305            26,556
12/31/2003      25,250          25,330            27,771
 1/31/2004      25,601          25,957            28,350
 2/29/2004      26,016          26,411            28,732
 3/31/2004      25,649          26,144            28,391
 4/30/2004      25,218          25,427            27,804
 5/31/2004      25,533          25,829            28,208
 6/30/2004      26,274          26,509            28,769
 7/31/2004      25,194          25,234            27,681
 8/31/2004      25,082          25,146            27,795
 9/30/2004      25,517          25,766            28,222
10/31/2004      25,742          26,153            28,686
11/30/2004      27,031          27,589            30,019
12/31/2004      28,062          28,556            31,089

                      [END CHART]

              Data represents the last business day of each month.
             *Total returns may change over time due to funds being added or deleted from the category.

              THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE GROWTH AND INCOME FUND TO THE LIPPER VARIABLE ANNUITY MULTI-CAP CORE FUNDS AVERAGE AND THE RUSSELL 3000 INDEX. THE DATA IS NOT APPLICABLE TO USAA VARIABLE UNIVERSAL LIFE CONTRACTS.

              THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

              THE LIPPER VARIABLE ANNUITY MULTI-CAP CORE FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT MULTI-CAP CORE FUNDS, AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

              THE 1995 CALCULATIONS FOR ALL INDICES ARE BASED ON A FULL CALENDAR YEAR 1995, WHEREAS THE CALCULATIONS FOR THE USAA LIFE GROWTH AND INCOME FUND ARE BASED ON A STARTING DATE OF JANUARY 5, 1995, THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

              IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

---------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004
---------------------------------------------------
ONE-YEAR:                                 11.14%
THREE-YEAR:                                4.29%
FIVE-YEAR:                                 2.06%
SINCE INCEPTION JANUARY 5, 1995:          10.88%

              REFER TO PAGE 7 FOR STANDARDIZED AUV AVERAGE ANNUAL TOTAL RETURNS OF THE VARIABLE ANNUITY UNDERLYING FUNDS.

              THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, CALL TOLL-FREE (800) 531-5338. THE TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE, ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. THE PERFORMANCE DATA QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE REDEMPTION OF FUND SHARES. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
   DECEMBER 31, 2004                 AN OVERVIEW (Continued)
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the year ended December 31, 2004, the USAA Life Growth and Income Fund had a total return of 11.14%. This compares to a return of 12.06% for the Lipper Variable Annuity Multi-Cap Core Funds Average and 11.95% for the Russell 3000 Index. Stock selection contributed positively to the Fund's performance relative to the Russell 3000 Index, while sector positioning detracted from relative performance.

PORTFOLIO STRATEGY
Among the strongest areas of the stock market in 2004 were energy, driven by the increase in oil prices, and industrials, which benefited from the global economic recovery. The Fund was favorably positioned, with overweight allocations to both energy and industrials, as compared to the Russell 3000 Index. Exxon Mobil Corp. was the leading contributor to performance within energy, while General Electric Co. and Tyco International Ltd. contributed to positive stock selection within the industrials sector.

Although the Fund's underweight position in financials detracted from relative returns, Bank of America Corp. was the greatest contributor to the Fund's absolute performance as the company completed its merger with Fleet National Bank, thereby expanding its position in the consumer and corporate banking markets. Stock selection in the consumer discretionary sector was another bright spot -- Michaels Stores, Inc. and PETsMART, Inc. advanced during the period.

Overweight positions in the weaker areas of the market, including health care and information technology, detracted from performance. Pfizer, Inc. was the single greatest detractor as regulatory, pricing, and product safety concerns dragged down large pharmaceutical companies. Within information technology, weakness in the semiconductor market weighed on the stock prices of holdings Intel Corp., International Rectifier Corp., and Applied Materials, Inc. Finally, underweight positions in the utilities and telecommunication services sectors hurt relative performance because these sectors did well.

For 2005, we anticipate a slowing but still above-average earnings growth environment, moderate but manageable inflationary pressures, and a stabilizing dollar. We remain overweight in the energy sector based on our view that the long-term factors of growing global demand and fairly tight supply are stronger than short-term inventory factors that could cause energy stocks to trade down. Industrials continue to be attractive as domestic manufacturers benefit from the weak U.S. dollar and reasonably good demand. The Fund's greatest underweight is in financials, given our expectation that further Federal Reserve Board tightening will cut into net interest margins. We are also underweight in consumer discretionary stocks based on high valuations and the need for increased advertising spending.

-----------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF DECEMBER 31, 2004
-----------------------------------------------
                                      % of
                                   Net Assets
Microsoft Corp.                       3.1%

Bank of America Corp.                 3.0

Citigroup, Inc.                       2.6

General Electric Co.                  2.5

Time Warner, Inc.                     2.5

Exxon Mobil Corp.                     2.0

Merrill Lynch & Co., Inc.             1.7

Tyco International Ltd.               1.7

American International Group, Inc.    1.6

Ingersoll-Rand Co. Ltd. "A"           1.6
-----------------------------------------------

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

     [PIE CHART OF ASSET ALLOCATION]

ASSET ALLOCATION
AS OF DECEMBER 31, 2004
-----------------------------------------

Information Technology           17.1%
Financials                       16.4%
Industrials                      15.3%
Consumer Discretionary           12.6%
Health Care                      12.0%
Energy                            8.2%
Materials                         6.4%
Consumer Staples                  6.3%
Telecommunication Services        2.1%
Exchange-Traded Funds             1.6%
Money Market Instruments          1.5%
Utilities                         0.6%

             [END CHART]

PERCENTAGES ARE OF FUND NET ASSETS AND MAY NOT EQUAL 100%.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
                                 AN OVERVIEW                DECEMBER 31, 2004
--------------------------------------------------------------------------------

              INVESTMENT PROGRAM
              THE FUND INVESTS ITS ASSETS PRIMARILY IN U.S. DOLLAR-DENOMINATED DEBT AND INCOME-PRODUCING SECURITIES THAT HAVE BEEN SELECTED FOR THEIR HIGH YIELDS RELATIVE TO THE RISK INVOLVED.

COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

    [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

                           LEHMAN BROTHERS  LIPPER VARIABLE ANNUITY
               USAA LIFE   U.S. AGGREGATE     CORPORATE DEBT FUNDS
              INCOME FUND    BOND INDEX         A-RATED AVERAGE*
              -----------  ---------------  -----------------------
  1/1/1995    $10000.00      $10000.00            $10000.00
   1/31/95     10290.00       10197.90             10171.75
 2/28/1995     10520.00       10440.37             10401.15
 3/31/1995     10530.00       10504.42             10473.98
 4/30/1995     10700.00       10651.15             10618.94
 5/31/1995     11210.00       11063.32             11070.70
 6/30/1995     11220.00       11144.43             11158.90
 7/31/1995     11200.00       11119.54             11110.77
 8/31/1995     11400.00       11253.74             11261.77
 9/30/1995     11650.00       11363.22             11380.60
10/31/1995     11870.00       11511.00             11549.82
11/30/1995     12100.00       11683.49             11735.30
12/31/1995     12388.66       11847.46             11917.37
 1/31/1996     12454.32       11926.13             11977.36
 2/29/1996     12027.50       11718.83             11726.76
 3/31/1996     11863.34       11637.37             11639.74
 4/30/1996     11688.24       11571.92             11559.62
 5/31/1996     11666.35       11548.42             11538.25
 6/30/1996     11863.34       11703.51             11677.43
 7/31/1996     11830.51       11735.54             11707.98
 8/31/1996     11786.73       11715.87             11685.97
 9/30/1996     12005.61       11920.04             11893.37
10/31/1996     12333.94       12184.08             12160.82
11/30/1996     12585.65       12392.78             12387.00
12/31/1996     12472.26       12277.55             12268.92
 1/31/1997     12519.73       12315.15             12299.24
 2/28/1997     12567.20       12345.78             12337.45
 3/31/1997     12329.86       12208.97             12195.88
 4/30/1997     12496.00       12391.74             12362.98
 5/31/1997     12642.12       12508.88             12475.18
 6/30/1997     12844.48       12657.35             12639.33
 7/31/1997     13225.41       12998.68             13013.43
 8/31/1997     13106.37       12887.80             12864.21
 9/30/1997     13380.17       13077.87             13073.39
10/31/1997     13570.63       13267.60             13229.89
11/30/1997     13725.39       13328.69             13279.07
12/31/1997     13919.15       13462.89             13414.86
 1/31/1998     14109.65       13635.73             13577.78
 2/28/1998     14084.25       13625.46             13568.60
 3/31/1998     14122.35       13672.28             13617.04
 4/30/1998     14173.15       13743.65             13686.11
 5/31/1998     14377.22       13874.02             13829.37
 6/30/1998     14568.23       13991.68             13940.62
 7/31/1998     14606.44       14021.44             13954.50
 8/31/1998     14810.19       14249.63             14087.36
 9/30/1998     15039.41       14583.30             14392.84
10/31/1998     15064.88       14506.20             14251.66
11/30/1998     15141.28       14588.53             14391.41
12/31/1998     15195.79       14632.39             14456.13
 1/31/1999     15279.51       14736.82             14569.28
 2/28/1999     15000.43       14479.57             14260.10
 3/31/1999     15000.43       14559.81             14359.47
 4/30/1999     15014.39       14605.93             14405.93
 5/31/1999     14812.55       14478.00             14237.96
 6/30/1999     14672.67       14431.88             14172.73
 7/31/1999     14560.78       14370.43             14120.27
 8/31/1999     14504.83       14363.12             14086.63
 9/30/1999     14658.69       14529.87             14237.88
10/31/1999     14686.66       14583.48             14258.13
11/30/1999     14630.71       14582.44             14273.46
12/31/1999     14411.84       14512.12             14212.49
 1/31/2000     14396.07       14464.60             14169.57
 2/29/2000     14632.59       14639.53             14315.65
 3/31/2000     14869.11       14832.38             14490.23
 4/30/2000     14806.04       14789.91             14386.37
 5/31/2000     14806.04       14783.13             14332.32
 6/30/2000     15152.93       15090.69             14639.04
 7/31/2000     15373.68       15227.67             14765.39
 8/31/2000     15610.20       15448.38             14961.80
 9/30/2000     15752.11       15545.50             15050.09
10/31/2000     15830.95       15648.37             15094.21
11/30/2000     16051.70       15904.24             15315.77
12/31/2000     16430.13       16199.27             15622.68
 1/31/2001     16729.72       16464.18             15906.42
 2/28/2001     16903.17       16607.61             16050.20
 3/31/2001     17060.84       16690.98             16129.39
 4/30/2001     16997.77       16621.71             16047.75
 5/31/2001     17117.20       16721.96             16151.37
 6/30/2001     17183.61       16785.15             16203.52
 7/31/2001     17631.88       17160.42             16573.52
 8/31/2001     17831.11       17356.93             16743.01
 9/30/2001     18013.74       17559.18             16850.22
10/31/2001     18262.78       17926.62             17172.57
11/30/2001     17847.71       17679.46             16961.72
12/31/2001     17615.28       17567.19             16848.21
 1/31/2002     17764.70       17709.40             16963.75
 2/28/2002     17864.31       17881.02             17100.50
 3/31/2002     17482.46       17583.55             16831.80
 4/30/2002     17665.08       17924.53             17108.79
 5/31/2002     17816.50       18076.83             17249.90
 6/30/2002     17992.90       18233.14             17339.16
 7/31/2002     18045.82       18453.15             17491.02
 8/31/2002     18380.98       18764.71             17781.97
 9/30/2002     18680.86       19068.62             18053.15
10/31/2002     18416.26       18981.76             17923.71
11/30/2002     18592.66       18976.72             17964.94
12/31/2002     19016.02       19368.70             18329.17
 1/31/2003     19086.59       19385.23             18359.60
 2/28/2003     19280.63       19653.46             18612.50
 3/31/2003     19280.63       19638.31             18615.65
 4/30/2003     19457.03       19800.36             18820.09
 5/31/2003     19821.87       20169.54             19194.25
 6/30/2003     19858.68       20129.51             19171.97
 7/31/2003     19104.08       19452.77             18544.67
 8/31/2003     19269.73       19581.92             18662.63
 9/30/2003     19803.46       20100.27             19167.34
10/31/2003     19711.44       19912.80             19009.20
11/30/2003     19785.06       19960.50             19075.48
12/31/2003     19950.70       20163.62             19260.45
 1/31/2004     20116.34       20325.85             19414.08
 2/29/2004     20300.39       20545.86             19596.61
 3/31/2004     20447.63       20699.72             19746.42
 4/30/2004     19858.68       20161.19             19258.74
 5/31/2004     19794.92       20080.42             19156.87
 6/30/2004     19892.43       20193.91             19254.43
 7/31/2004     20087.45       20394.08             19437.08
 8/31/2004     20438.49       20783.10             19791.76
 9/30/2004     20477.50       20839.49             19854.93
10/31/2004     20692.03       21014.25             20011.47
11/30/2004     20555.51       20846.63             19882.39
12/31/2004     20731.03       21038.44             20076.54

                        [END CHART]

              Data represents the last business day of each month.
             *Total returns may change over time due to funds being added or deleted from the category.

              THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE INCOME FUND TO THE BROAD-BASED LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE LIPPER VARIABLE ANNUITY CORPORATE DEBT FUNDS A-RATED AVERAGE. THE DATA IS NOT APPLICABLE TO USAA VARIABLE UNIVERSAL LIFE CONTRACTS.

              THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX COVERS THE U.S. INVESTMENT-GRADE FIXED-RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS-THROUGH SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

              THE LIPPER VARIABLE ANNUITY CORPORATE DEBT FUNDS A-RATED AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT CORPORATE DEBT A-RATED FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCTS.

              THE CALCULATIONS FOR THE LEHMAN BROTHERS AND LIPPER INDEXES ARE BASED ON A FULL CALENDAR YEAR IN 1995, WHEREAS THE USAA LIFE INCOME FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995, THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004
------------------------------------------------
ONE-YEAR:                                 3.91%
THREE-YEAR:                               5.58%
FIVE-YEAR:                                7.54%
SINCE INCEPTION JANUARY 5, 1995:          7.57%

              REFER TO PAGE 7 FOR STANDARDIZED AUV AVERAGE ANNUAL TOTAL RETURNS OF THE VARIABLE ANNUITY UNDERLYING FUNDS.

              THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, CALL TOLL-FREE (800) 531-5338. THE TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE, ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. THE PERFORMANCE DATA QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE REDEMPTION OF FUND SHARES. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
   DECEMBER 31, 2004           AN OVERVIEW (Continued)
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the year ended December 31, 2004, the USAA Life Income Fund had a total return of 3.91%. This compares to a return of 4.22% for the Lipper Variable Annuity Corporate Debt Funds A-Rated Average and 4.34% for the Lehman Brothers U.S. Aggregate Bond Index.

PORTFOLIO STRATEGY
Throughout the year, we were concerned about the possibility of rising interest rates, so we kept the Fund's duration (a measure of interest-rate sensitivity) relatively short. This held back performance, especially in the second half of the year, as longer-term bonds outperformed shorter-term bonds.

Our allocation to investment-grade corporate bonds proved beneficial as the yield spread between investment-grade corporate bonds and U.S. Treasury bonds narrowed.

The Fund's mortgage-backed securities also helped performance. Mortgage-backed securities tend to perform well in periods of slightly rising or stable interest rates, principally because they have higher yields and relatively short durations. Also, now that the period of plunging interest rates has ended, so has the wave of mortgage prepayments that previously had such a negative impact on mortgage-backed securities.

The Fund continued to benefit from our investment in U.S. Treasury inflation-protected securities (TIPS) as expectations of future interest rates rose. Our exposure to real estate investment trust (REIT) preferred stocks also helped returns as these securities gained from price appreciation and higher income.

Moving forward, we expect to remain relatively defensive to protect against rising interest rates.

--------------------------------------------------------
TOP 10 SECURITIES
AS OF DECEMBER 31, 2004
--------------------------------------------------------
                                    Coupon     % of
                                     Rate    Net Assets
GNMA, Pool 471357, 2/15/33           5.50%      5.4%

Fannie Mae, Notes, 10/15/07          6.63       5.2

Household Finance Corp., Notes       6.38       4.6

SLM Corp., MTN,
CPI Floating Rate Note               3.91       4.2

U.S. Treasury Note, 8/15/14          4.25       4.2

U.S. Treasury Note, 11/15/14         4.25       4.2

Fannie Mae, Pool 254766, 6/1/33      5.00       3.4

Rowan Companies, Inc.,
Title XI, Guaranteed Bond            2.80       3.4

GNMA, Pool 780770, 4/15/28           6.00       2.9

GNMA, Pool 583236, 4/15/32           7.00       2.6
--------------------------------------------------------

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

     [PIE CHART OF ASSET ALLOCATION]

ASSET ALLOCATION
AS OF DECEMBER 31, 2004
-----------------------------------------

Corporate Obligations             39.4%
U.S. Government Agency Issues     28.9%
Common and Preferred Stocks       10.0%
U.S. Treasury Notes                8.4%
Money Market Instruments           4.2%
Municipal Bonds                    4.2%
Eurodollar and Yankee Obligation   2.1%
U.S. Treasury TIPS                 2.0%

             [END CHART]

PERCENTAGES ARE OF FUND NET ASSETS AND MAY NOT EQUAL 100%.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
                                AN OVERVIEW                 DECEMBER 31, 2004
--------------------------------------------------------------------------------

              INVESTMENT PROGRAM
              THE FUND INVESTS ITS ASSETS PRIMARILY IN EQUITY SECURITIES OF BOTH FOREIGN (INCLUDING EMERGING MARKETS) AND DOMESTIC ISSUERS.

COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

                  [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

                           MORGAN STANLEY CAPITAL  LIPPER VARIABLE  LIPPER VARIABLE ANNUITY
               USAA LIFE    INTERNATIONAL, INC.-   ANNUITY GLOBAL      GLOBAL CORE FUNDS
             WORLD GROWTH       WORLD INDEX        FUNDS AVERAGE*          AVERAGE*
             ------------  ----------------------  ---------------  -----------------------
  1/1/1995     $10,000           $10000.00           $10000.00            $10000.00
   1/31/95       9,710             9847.50             9637.41              9597.53
 2/28/1995       9,790             9988.67             9705.25              9619.17
 3/31/1995      10,160            10467.69             9982.55              9925.96
 4/30/1995      10,490            10830.07            10257.52             10187.04
 5/31/1995      10,920            10920.27            10415.86             10321.31
 6/30/1995      11,150            10914.45            10530.61             10380.00
 7/31/1995      11,710            11458.09            11066.19             10885.70
 8/31/1995      11,620            11200.36            11008.19             10867.10
 9/30/1995      11,770            11524.16            11189.97             11045.71
10/31/1995      11,480            11340.24            11010.79             10934.50
11/30/1995      11,650            11731.52            11150.71             11061.70
12/31/1995      11,956            12072.03            11463.88             11396.25
 1/31/1996      12,322            12287.92            11757.65             11643.82
 2/29/1996      12,559            12360.23            11892.74             11770.77
 3/31/1996      12,850            12563.35            12105.34             11990.25
 4/30/1996      13,463            12856.19            12519.12             12388.15
 5/31/1996      13,593            12864.73            12639.60             12497.93
 6/30/1996      13,614            12927.20            12693.37             12579.22
 7/31/1996      12,936            12467.75            12195.43             12081.25
 8/31/1996      13,334            12608.46            12460.67             12320.21
 9/30/1996      13,668            13099.52            12823.16             12664.58
10/31/1996      13,625            13188.37            12835.25             12662.20
11/30/1996      14,379            13924.82            13444.41             13282.87
12/31/1996      14,481            13699.20            13496.08             13315.17
 1/31/1997      15,037            13861.73            13761.40             13507.10
 2/28/1997      15,014            14018.57            13880.21             13660.96
 3/31/1997      14,867            13738.66            13734.74             13525.48
 4/30/1997      15,059            14185.12            13931.84             13720.33
 5/31/1997      15,932            15058.09            14791.22             14615.53
 6/30/1997      16,666            15806.53            15426.42             15208.09
 7/31/1997      17,480            16531.95            16148.44             15855.29
 8/31/1997      16,666            15423.44            15206.73             14873.55
 9/30/1997      17,652            16258.74            16161.30             15773.63
10/31/1997      16,632            15400.40            15121.86             14810.24
11/30/1997      16,356            15670.30            15131.80             14818.07
12/31/1997      16,521            15858.66            15306.58             15034.19
 1/31/1998      16,558            16297.98            15529.34             15263.68
 2/28/1998      17,809            17397.80            16615.77             16296.70
 3/31/1998      18,836            18129.78            17441.23             17099.85
 4/30/1998      19,146            18304.23            17712.35             17400.13
 5/31/1998      18,815            18072.10            17611.84             17379.58
 6/30/1998      18,765            18498.25            17759.21             17575.86
 7/31/1998      18,504            18465.83            17726.54             17589.79
 8/31/1998      15,408            16000.59            15157.21             15119.89
 9/30/1998      15,321            16280.82            15165.50             15077.74
10/31/1998      16,564            17749.82            16108.79             15880.12
11/30/1998      17,298            18802.60            16966.70             16668.54
12/31/1998      18,414            19718.35            17941.59             17656.01
 1/31/1999      18,863            20147.25            18334.93             18037.36
 2/28/1999      18,248            19608.45            17635.81             17284.91
 3/31/1999      19,068            20422.00            18238.94             17790.51
 4/30/1999      19,747            21224.20            19000.07             18357.70
 5/31/1999      19,228            20445.78            18427.37             17785.52
 6/30/1999      20,344            21396.54            19542.02             18787.33
 7/31/1999      20,549            21329.46            19660.93             18939.73
 8/31/1999      20,729            21288.65            19720.84             18999.23
 9/30/1999      20,421            21079.33            19736.09             19077.73
10/31/1999      21,062            22172.14            20579.00             19998.52
11/30/1999      22,191            22793.02            22436.94             21718.41
12/31/1999      24,109            24635.09            25409.17             24620.08
 1/31/2000      23,113            23221.50            24280.75             23396.17
 2/29/2000      24,094            23281.34            26500.29             25247.86
 3/31/2000      25,121            24887.62            26871.34             25585.10
 4/30/2000      24,336            23832.46            25337.96             24092.70
 5/31/2000      23,795            23226.26            24247.32             22986.86
 6/30/2000      24,833            24005.46            25428.48             24105.27
 7/31/2000      24,024            23326.80            24800.52             23472.73
 8/31/2000      24,940            24082.70            25803.00             24407.33
 9/30/2000      23,322            22799.33            24313.06             23033.90
10/31/2000      22,421            22414.53            23655.35             22386.39
11/30/2000      20,834            21050.83            22072.83             20805.30
12/31/2000      21,616            21388.59            22720.71             21302.95
 1/31/2001      22,212            21800.46            23241.83             21624.47
 2/28/2001      19,956            19955.65            21236.46             19703.14
 3/31/2001      18,295            18641.55            19689.08             18353.62
 4/30/2001      19,907            20015.70            21278.27             19782.04
 5/31/2001      19,423            19754.87            21102.29             19513.59
 6/30/2001      18,826            19133.15            20466.79             18845.67
 7/31/2001      18,519            18877.41            19933.45             18303.46
 8/31/2001      17,829            17968.53            19071.04             17515.82
 9/30/2001      16,071            16382.82            17009.79             15722.69
10/31/2001      16,651            16695.65            17652.21             16235.82
11/30/2001      17,668            17680.83            18773.09             17163.54
12/31/2001      17,914            17790.19            19101.26             17418.30
 1/31/2002      17,376            17249.41            18458.23             16841.76
 2/28/2002      17,376            17097.70            18301.26             16662.45
 3/31/2002      18,273            17885.10            19270.32             17567.95
 4/30/2002      17,784            17244.11            18811.22             17231.01
 5/31/2002      17,828            17272.86            18827.32             17249.16
 6/30/2002      16,800            16221.86            17704.11             16264.61
 7/31/2002      15,233            14853.10            16058.00             14828.27
 8/31/2002      15,396            14878.46            16138.24             14880.88
 9/30/2002      14,204            13240.34            14523.39             13484.41
10/31/2002      15,020            14215.94            15312.37             14173.10
11/30/2002      15,543            14980.25            16128.94             14948.60
12/31/2002      15,165            14252.41            15380.85             14358.51
 1/31/2003      14,587            13818.08            14874.28             13923.70
 2/28/2003      14,175            13576.25            14531.58             13627.46
 3/31/2003      14,241            13531.43            14432.87             13571.23
 4/30/2003      15,495            14730.57            15652.73             14693.28
 5/31/2003      16,323            15569.24            16686.17             15627.09
 6/30/2003      16,505            15836.73            17022.02             15922.43
 7/31/2003      16,687            16156.47            17444.00             16270.32
 8/31/2003      16,868            16503.55            17888.94             16672.88
 9/30/2003      17,067            16602.88            17997.82             16785.58
10/31/2003      17,926            17586.46            19020.52             17653.78
11/30/2003      18,372            17852.27            19305.83             17914.48
12/31/2003      19,480            18970.90            20485.75             18993.55
 1/31/2004      19,829            19275.31            20892.09             19341.59
 2/29/2004      20,312            19598.08            21273.10             19697.48
 3/31/2004      20,246            19468.03            21256.55             19713.38
 4/30/2004      20,113            19069.30            20701.90             19195.32
 5/31/2004      20,273            19228.42            20707.66             19152.06
 6/30/2004      20,706            19638.08            21073.88             19492.86
 7/31/2004      20,056            18996.89            20306.61             18904.00
 8/31/2004      20,056            19080.39            20320.65             18900.75
 9/30/2004      20,523            19441.35            20872.87             19371.34
10/31/2004      21,072            19917.08            21366.45             19811.40
11/30/2004      22,172            20963.35            22651.41             20958.67
12/31/2004      23,014            21763.59            23530.64             21756.64

                                    [END CHART]

              Data represents the last business day of each month.
             *Total returns may change over time due to funds being added or deleted from the category.

              THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE WORLD GROWTH FUND TO THE MORGAN STANLEY CAPITAL INTERNATIONAL, INC. (MSCI)-WORLD INDEX, THE LIPPER VARIABLE ANNUITY GLOBAL FUNDS AVERAGE, AND THE LIPPER VARIABLE ANNUITY GLOBAL CORE FUNDS AVERAGE. THE DATA IS NOT APPLICABLE TO USAA VARIABLE UNIVERSAL LIFE CONTRACTS.

              THE MORGAN STANLEY CAPITAL INTERNATIONAL, INC. (MSCI)-WORLD INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENT OF WORLD STOCK MARKETS BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

              THE LIPPER VARIABLE ANNUITY GLOBAL FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT GLOBAL FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCTS.

              THE LIPPER VARIABLE ANNUITY GLOBAL CORE FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT GLOBAL FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCTS, THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES BOTH INSIDE AND OUTSIDE OF THE U.S. CORE FUNDS TYPICALLY HAVE AN AVERAGE PRICE-TO-CASH FLOW RATIO, PRICE-TO-BOOK RATIO, AND THREE-YEAR SALES-PER-SHARE GROWTH VALUE COMPARED TO THE S&P/Citigroup World BMI.

              THE 1995 CALCULATIONS FOR THE MORGAN STANLEY INDEX, THE LIPPER VARIABLE ANNUITY GLOBAL FUNDS AVERAGE, AND THE LIPPER VARIABLE ANNUITY GLOBAL CORE FUNDS AVERAGE ARE BASED ON A FULL CALENDAR YEAR, WHEREAS THE USAA LIFE WORLD GROWTH FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995, THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

--------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004
--------------------------------------------------
ONE-YEAR:                                 18.14%
THREE-YEAR:                                8.71%
FIVE-YEAR:                                -0.93%
SINCE INCEPTION JANUARY 5, 1995:           8.70%

              REFER TO PAGE 7 FOR STANDARDIZED AUV AVERAGE ANNUAL TOTAL RETURNS OF THE VARIABLE ANNUITY UNDERLYING FUNDS.

              THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, CALL TOLL-FREE (800) 531-5338. THE TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE, ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. THE PERFORMANCE DATA QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE REDEMPTION OF FUND SHARES. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
   DECEMBER 31, 2004            AN OVERVIEW (Continued)
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the year ended December 31, 2004, the USAA Life World Growth Fund had a total return of 18.14%. This compares to a return of 14.72% for the Morgan Stanley Capital International (MSCI) World Index, 15.26% for the Lipper Variable Annuity Global Funds Average, and 13.84% for the Lipper Variable Annuity Global Core Funds Average.

PORTFOLIO STRATEGY
The Fund was heavily underweight the United States throughout 2004, ending the year with 30.4% of net assets in the United States, compared to 52.9% for the MSCI World Index. This proved beneficial because overseas markets as a group outperformed the United States. The depreciation of the U.S. dollar magnified the benefits of the foreign overweight for shareholders as returns from overseas markets (with stronger currencies) were translated back into U.S. dollars.

As is often the case, good performance relative to the index came from not owning certain stocks. This was true in the technology sector, where we didn't own Intel Corp. (U.S.) and didn't buy Cisco Systems, Inc. (U.S.) until the fourth quarter, and health care, where we avoided Pfizer, Inc. (U.S.) and Merck & Co., Inc. (U.S.). Technology and health care proved to be strong sectors for the Fund in terms of relative performance, with Symantec Corp. (U.S.), the anti-virus software company, leading the way in tech, while medical device companies Fisher Scientific International, Inc. (U.S.) and Waters Corp. (U.S.) were strong performers in health care. We also benefited from several holdings in the retail sector, including Hennes & Mauritz AB "B" (Sweden), better known to U.S. shoppers as H&M, which had stronger-than-expected sales thanks to strategic placement of new stores, as well as Esprit Holdings Ltd. (Hong Kong) and Next plc (U.K.).

Our holdings in leisure were detrimental to relative performance. The largest detractor in the sector was British Sky Broadcasting Group plc (U.K.), which fell when it announced slower revenue growth and a capital expenditure plan that would further postpone margin improvement, as well as Time Warner, Inc. (U.S.), News Corp., Inc. "B" (U.S.), and Viacom, Inc. "B" (U.S.). Holdings in utilities and communications were as drag on performance, as was the fact that we were underweight several large index constituents in the industrial goods and services sector.

Over the next year, we believe that the market as a whole can achieve earnings in the 8% to 10% range, and we're looking to invest in companies that we believe can reach the 11% to 12% range or better. We are focused on transparent companies with strong fundamentals.

------------------------------------------
TOP 10 INDUSTRIES
OF EQUITY HOLDINGS
AS OF DECEMBER 31, 2004
------------------------------------------
                                 % of
                              Net Assets
Pharmaceuticals                  9.9%

Diversified Banks                5.2

Health Care Equipment            4.7

Movies & Entertainment           4.5

Apparel Retail                   4.1

Household Products               4.0

Integrated Telecommunication

Services                         3.8

Industrial Gases                 3.6

Consumer Finance                 3.1

Industrial Machinery             3.1
------------------------------------------

------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF DECEMBER 31, 2004
------------------------------------------
                                 % of
                              Net Assets
Reckitt Benckiser plc            3.5%

Johnson & Johnson, Inc.          2.4

L'Air Liquide S.A.               2.4

American Express Co.             2.1

Roche Holdings AG                2.0

Accenture Ltd. "A"               1.8

Sandvik AB                       1.8

Diageo plc                       1.7

Sanofi-Aventis S.A.              1.7

Telefonica S.A.                  1.7
------------------------------------------

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
                             AN OVERVIEW (Continued)        DECEMBER 31, 2004
--------------------------------------------------------------------------------

 [PIE CHART OF COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS]

COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS
AS OF DECEMBER 31, 2004
--------------------------------------------------

United States                     30.4%
United Kingdom                    15.2%
Japan                             10.0%
France                             9.2%
Switzerland                        6.4%
Sweden                             5.2%
Spain                              3.7%
Canada                             2.4%
Singapore                          2.2%
Germany                            2.0%
Other*                            10.7%

                         [END CHART]

* EACH OF THE REMAINING COUNTRIES' INVESTMENTS REPRESENTED LESS THAN 2% OF THE PORTFOLIO'S NET ASSETS.

  FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                                     -------

                           USAA LIFE INVESTMENT TRUST:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
          TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

          USAA LIFE INVESTMENT TRUST:

          We have audited the accompanying statements of assets and liabilities of USAA Life Investment Trust (comprised of USAA Life Aggressive Growth Fund, USAA Life Diversified Assets Fund, USAA Life Growth and Income Fund, USAA Life Income Fund, and USAA Life World Growth Fund), including the portfolios of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through December 31, 2001, were audited by other auditors whose report dated February 8, 2002, expressed an unqualified opinion on those statements and financial highlights.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting USAA Life Investment Trust at December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ ERNST & YOUNG LLP

          San Antonio, Texas
          February 14, 2005

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
         PORTFOLIO OF INVESTMENTS                            DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES                                  SECURITY                                 (000)
---------                                  --------                                ------
                                  COMMON STOCKS (99.3%)

            AEROSPACE & DEFENSE (0.9%)
      589   General Dynamics Corp.                                                $    61
    2,141   Lockheed Martin Corp.                                                     119
                                                                                  -------
                                                                                      180
                                                                                  -------
            AIR FREIGHT & LOGISTICS (3.8%)
    8,003   FedEx Corp.                                                               788
                                                                                  -------
            BIOTECHNOLOGY (4.9%)
   18,494   Genentech, Inc.*                                                        1,007
                                                                                  -------
            CASINOS & GAMING (1.1%)
    1,433   MGM Mirage, Inc.*                                                         104
    1,952   Wynn Resorts Ltd.*                                                        131
                                                                                  -------
                                                                                      235
                                                                                  -------
            COMMUNICATIONS EQUIPMENT (6.0%)
    3,336   LM Ericsson Telephone Co. ADR "B" (Sweden)*                               105
    6,872   Motorola, Inc.                                                            118
   23,926   QUALCOMM, Inc.                                                          1,015
                                                                                  -------
                                                                                    1,238
                                                                                  -------
            COMPUTER HARDWARE (2.1%)
   10,102   Dell, Inc.*                                                               426
                                                                                  -------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.4%)
    7,096   Caterpillar, Inc.                                                         692
                                                                                  -------
            CONSUMER FINANCE (5.9%)
   22,817   SLM Corp.                                                               1,218
                                                                                  -------
            DRUG RETAIL (0.8%)
    3,885   CVS Corp.                                                                 175
                                                                                  -------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    1,705   Monsanto Co.                                                               95
                                                                                  -------
            FOOTWEAR (2.5%)
    5,723   Nike, Inc. "B"                                                            519
                                                                                  -------
            GENERAL MERCHANDISE STORES (1.4%)
    5,687   Target Corp.                                                              295
                                                                                  -------
            HEALTH CARE DISTRIBUTORS (0.0%)(j)
      160   Cardinal Health, Inc.                                                       9
                                                                                  -------
            HEALTH CARE EQUIPMENT (8.3%)
    7,042   Boston Scientific Corp.*                                                  250
    6,220   Medtronic, Inc.                                                           309
    9,840   St. Jude Medical, Inc.*                                                   413
      991   Wright Medical Group, Inc.*                                                28
    8,877   Zimmer Holdings, Inc.*                                                    711
                                                                                  -------
                                                                                    1,711
                                                                                  -------
            HEALTH CARE SERVICES (1.7%)
    3,649   Quest Diagnostics, Inc.                                                   349
                                                                                  -------
            HOME ENTERTAINMENT SOFTWARE (3.0%)
   10,132   Electronic Arts, Inc.*                                                    625
                                                                                  -------
            HOME IMPROVEMENT RETAIL (3.2%)
   11,385   Lowe's Companies, Inc.                                                    656
                                                                                  -------
            HOMEBUILDING (3.3%)
    1,556   KB Home                                                                   162
    5,963   Lennar Corp. "A"                                                          338
    1,996   M.D.C. Holdings, Inc.                                                     173
                                                                                  -------
                                                                                      673
                                                                                  -------
            HOTELS, RESORTS, & CRUISE LINES (3.7%)
    4,542   Four Seasons Hotels, Inc. (Canada)                                        371
    7,200   Royal Caribbean Cruises Ltd.                                              392
                                                                                  -------
                                                                                      763
                                                                                  -------
            HOUSEHOLD PRODUCTS (3.1%)
   11,696   Procter & Gamble Co.                                                      644
                                                                                  -------
            INDUSTRIAL CONGLOMERATES (7.4%)
   27,507   General Electric Co.                                                    1,004
   14,738   Tyco International Ltd. (Bermuda)                                         527
                                                                                  -------
                                                                                    1,531
                                                                                  -------
            INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
    5,852   Verizon Communications, Inc.                                              237
                                                                                  -------
            INTERNET RETAIL (3.8%)
    6,647   eBay, Inc.*                                                               773
                                                                                  -------
            INVESTMENT BANKING & BROKERAGE (2.6%)
    2,059   Goldman Sachs Group, Inc.                                                 214
    5,216   Merrill Lynch & Co., Inc.                                                 312
                                                                                  -------
                                                                                      526
                                                                                  -------
            LEISURE PRODUCTS (0.2%)
      844   Brunswick Corp.                                                            42
                                                                                  -------
            MANAGED HEALTH CARE (8.2%)
       10   Aetna, Inc.                                                                 1
    1,476   Pacificare Health Systems, Inc.*                                           83
   18,121   UnitedHealth Group, Inc.                                                1,595
       50   Wellpoint, Inc.*                                                            6
                                                                                  -------
                                                                                    1,685
                                                                                  -------
            MOTORCYCLE MANUFACTURERS (0.2%)
      696   Harley-Davidson, Inc.                                                      42
                                                                                  -------
            OTHER DIVERSIFIED FINANCIAL SERVICES (4.1%)
    17,729  Citigroup, Inc.                                                           854
                                                                                  -------
            PHARMACEUTICALS (1.9%)
    14,292  Pfizer, Inc.                                                              384
                                                                                  -------
            PUBLISHING (0.6%)
    1,680   Getty Images, Inc.*                                                       116
                                                                                  -------
            REGIONAL BANKS (0.4%)
    1,862   UCBH Holdings, Inc.                                                        85
                                                                                  -------
            RESTAURANTS (1.6%)
    1,909   Starbucks Corp.*                                                          119
    4,366   Yum! Brands, Inc.                                                         206
                                                                                  -------
                                                                                      325
                                                                                  -------
            SEMICONDUCTOR EQUIPMENT (0.1%)
      758   Freescale Semiconductor, Inc. "B"*                                         14
                                                                                  -------
            SOFT DRINKS (0.7%)
    2,827   PepsiCo, Inc.                                                             148
                                                                                  -------

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
         PORTFOLIO OF INVESTMENTS (Continued)               DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES                                  SECURITY                                 (000)
---------                                  --------                                ------
            SPECIALIZED FINANCE (1.4%)
    1,263   Chicago Mercantile Exchange Holdings, Inc.                            $   289
                                                                                  -------
            SPECIALTY STORES (1.0%)
    2,407   Bed Bath & Beyond, Inc.*                                                   96
    3,248   Tiffany & Co.                                                             104
                                                                                  -------
                                                                                      200
                                                                                  -------
            STEEL (0.1%)
      469   United States Steel Corp.                                                  24
                                                                                  -------
            SYSTEMS SOFTWARE (0.5%)
    3,568   Microsoft Corp.                                                            95
                                                                                  -------
            THRIFTS & MORTGAGE FINANCE (3.8%)
   21,178   Countrywide Financial Corp.                                               784
                                                                                  -------
            Total common stocks (cost: $14,312)                                    20,452
                                                                                  -------
            MONEY MARKET INSTRUMENT (0.5%)

            MONEY MARKET FUND(a)
   96,704   SSgA Prime Money Market Fund, 2.05% (cost: $97)                            97
                                                                                  -------
            Total investments (cost: $14,409)                                     $20,549
                                                                                  =======

        SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-30.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
         PORTFOLIO OF INVESTMENTS                            DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES                                  SECURITY                                 (000)
---------                                  --------                                ------
               EQUITY SECURITIES (66.6%)

            COMMON STOCKS (65.1%)
            ---------------------
            ADVERTISING (0.4%)
    4,400   Lamar Advertising Co. "A"*                                            $   188
                                                                                  -------
            AEROSPACE & DEFENSE (3.2%)
    3,700   Engineered Support Systems, Inc.                                          219
    3,428   European Aeronautic Defence and
              Space Co. EADS N.V. (Netherlands)(c)*                                    99
    2,700   General Dynamics Corp.                                                    283
    4,700   Precision Castparts Corp.                                                 309
    5,000   Rockwell Collins, Inc.                                                    197
    5,100   United Technologies Corp.                                                 527
                                                                                  -------
                                                                                    1,634
                                                                                  -------
            AIR FREIGHT & LOGISTICS (0.4%)
    2,200   FedEx Corp.                                                               217
                                                                                  -------
            ALUMINUM (0.7%)
   10,900   Alcoa, Inc.                                                               342
                                                                                  -------
            APPAREL, ACCESSORIES, & LUXURY GOODS (0.6%)
    3,200   Columbia Sportswear Co.*                                                  191
    2,910   Liz Claiborne, Inc.                                                       123
                                                                                  -------
                                                                                      314
                                                                                  -------
            APPAREL RETAIL (1.0%)
    1,950   Chico's FAS, Inc.*                                                         89
    1,700   Christopher & Banks Corp.                                                  32
   11,000   Gap, Inc.                                                                 232
    8,225   Pacific Sunwear of California, Inc.*                                      183
                                                                                  -------
                                                                                      536
                                                                                  -------
            APPLICATION SOFTWARE (0.1%)
    2,910   Cadence Design Systems, Inc.*                                              40
                                                                                  -------
            ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
    5,800   Federated Investors, Inc. "B"                                             176
    3,400   Franklin Resources, Inc.                                                  237
    2,600   Northern Trust Corp.                                                      126
                                                                                  -------
                                                                                      539
                                                                                  -------
            BIOTECHNOLOGY (0.5%)
    4,400   Genzyme Corp.*                                                            255
                                                                                  -------
            BROADCASTING & CABLE TV (0.3%)
   10,000   Citadel Broadcasting Corp.*                                               162
                                                                                  -------
            CASINOS & GAMING (0.2%)
    1,700   Harrah's Entertainment, Inc.                                              114
                                                                                  -------
            COMMUNICATIONS EQUIPMENT (1.7%)
   20,900   Cisco Systems, Inc.*                                                      403
   12,000   Motorola, Inc.                                                            207
    9,700   Polycom, Inc.*                                                            226
    1,000   UTStarcom, Inc.*                                                           22
                                                                                  -------
                                                                                      858
                                                                                  -------
            COMPUTER HARDWARE (0.9%)
   11,000   Dell, Inc.*                                                               464
                                                                                  -------
            COMPUTER STORAGE & PERIPHERALS (0.2%)
    4,300   SanDisk Corp.*                                                            107
                                                                                  -------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    1,800   Caterpillar, Inc.                                                         176
    1,200   Oshkosh Truck Corp.                                                        82
                                                                                  -------
                                                                                      258
                                                                                  -------
            CONSUMER FINANCE (0.4%)
    3,700   American Express Co.                                                      209
                                                                                  -------
            DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
    1,600   DST Systems, Inc.*                                                         83
   10,300   First Data Corp.                                                          438
    3,200   Fiserv, Inc.*                                                             129
                                                                                  -------
                                                                                      650
                                                                                  -------
            DISTILLERS & VINTNERS (0.1%)
    1,510   Constellation Brands, Inc. "A"*                                            70
                                                                                  -------
            DIVERSIFIED BANKS (2.0%)
   21,900   Bank of America Corp.                                                   1,029
                                                                                  -------
            DIVERSIFIED CHEMICALS (0.9%)
    9,100   Du Pont (E.I.) De Nemours & Co.                                           446
                                                                                  -------
            DIVERSIFIED COMMERCIAL SERVICES (0.5%)
    2,500   Career Education Corp.*                                                   100
    3,600   ITT Educational Services, Inc.*                                           171
                                                                                  -------
                                                                                      271
                                                                                  -------
            DRUG RETAIL (0.0%)(j)
    6,400   Rite Aid Corp.*                                                            23
                                                                                  -------
            ELECTRIC UTILITIES (0.4%)
    6,800   PG&E Corp.*                                                               226
                                                                                  -------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
    2,800   Benchmark Electronics, Inc.*                                               95
                                                                                  -------
            ENVIRONMENTAL SERVICES (0.3%)
    3,800   Waste Connections, Inc.*                                                  130
                                                                                  -------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    5,400   Mosaic Co.*                                                                88
                                                                                  -------
            FOOD RETAIL (0.3%)
    8,200   Safeway, Inc.*                                                            162
                                                                                  -------
            GOLD (0.2%)
    2,700   Freeport-McMoRan Copper & Gold, Inc. "B"                                  103
                                                                                  -------
            HEALTH CARE EQUIPMENT (1.7%)
    3,100   Diagnostic Products Corp.                                                 171
    3,400   Fisher Scientific International, Inc.*                                    212
    9,100   Medtronic, Inc.                                                           452
      950   Waters Corp.*                                                              44
                                                                                  -------
                                                                                      879
                                                                                  -------
            HEALTH CARE FACILITIES (0.5%)
    7,800   Odyssey Healthcare, Inc.*                                                 107
    3,650   Triad Hospitals, Inc.*                                                    136
                                                                                  -------
                                                                                      243
                                                                                  -------
            HEALTH CARE SERVICES (0.1%)
    1,900   Dendrite International, Inc.*                                              37
                                                                                  -------

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
         PORTFOLIO OF INVESTMENTS (Continued)                DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES                                  SECURITY                                 (000)
---------                                  --------                                ------
            HEALTH CARE SUPPLIES (0.4%)
    1,630   Cooper Companies, Inc.                                                $   115
    2,300   Edwards Lifesciences Corp.*                                                95
                                                                                  -------
                                                                                      210
                                                                                  -------
            HOME ENTERTAINMENT SOFTWARE (0.2%)
    1,900   Electronic Arts, Inc.*                                                    117
                                                                                  -------
            HOME IMPROVEMENT RETAIL (1.0%)
    8,900   Lowe's Companies, Inc.                                                    513
                                                                                  -------
            HOMEBUILDING (0.4%)
    5,275   D.R. Horton, Inc.                                                         213
                                                                                  -------
            HOUSEHOLD PRODUCTS (0.5%)
    5,100   Procter & Gamble Co.                                                      281
                                                                                  -------
            HOUSEWARES & SPECIALTIES (0.2%)
    3,700   Yankee Candle Co., Inc.*                                                  123
                                                                                  -------
            HYPERMARKETS & SUPER CENTERS (0.3%)
    2,800   Wal-Mart Stores, Inc.                                                     148
                                                                                  -------
            INDUSTRIAL CONGLOMERATES (2.8%)
   23,900   General Electric Co.                                                      873
   16,600   Tyco International Ltd. (Bermuda)                                         593
                                                                                  -------
                                                                                    1,466
                                                                                  -------
            INDUSTRIAL GASES (1.0%)
    9,100   Air Products & Chemicals, Inc.                                            528
                                                                                  -------
            INDUSTRIAL MACHINERY (1.1%)
    7,100   Ingersoll-Rand Co. Ltd. "A"                                               570
                                                                                  -------
            INSURANCE BROKERS (0.4%)
    6,350   Arthur J. Gallagher & Co.                                                 206
                                                                                  -------
            INTEGRATED OIL & GAS (2.4%)
    5,400   ConocoPhillips                                                            469
   13,200   Exxon Mobil Corp.                                                         677
    2,400   Petro-Canada (Canada)                                                     122
                                                                                  -------
                                                                                    1,268
                                                                                  -------
            INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
   11,900   Sprint Corp. - FON Group                                                  296
                                                                                  -------
            INTERNET SOFTWARE & SERVICES (1.0%)
      800   Ask Jeeves, Inc.*                                                          21
    5,900   VeriSign, Inc.*                                                           198
    8,300   Yahoo!, Inc.*                                                             313
                                                                                  -------
                                                                                      532
                                                                                  -------
            INVESTMENT BANKING & BROKERAGE (1.6%)
   18,200   E-Trade Group, Inc.*                                                      272
    9,400   Merrill Lynch & Co., Inc.                                                 562
                                                                                  -------
                                                                                      834
                                                                                  -------
            MANAGED HEALTH CARE (0.7%)
    2,700   Coventry Health Care, Inc.*                                               143
    2,600   Health Net, Inc.*                                                          75
    2,100   Pacificare Health Systems, Inc.*                                          119
                                                                                  -------
                                                                                      337
                                                                                  -------
            METAL & GLASS CONTAINERS (0.9%)
   18,300   Pactiv Corp.*                                                             463
                                                                                  -------
            MOVIES & ENTERTAINMENT (1.6%)
   42,700   Time Warner, Inc.*                                                        830
                                                                                  -------
            MULTI-LINE INSURANCE (1.2%)
    9,100   American International Group, Inc.                                        598
                                                                                  -------
            OIL & GAS DRILLING (0.7%)
    4,100   Ensco International, Inc.                                                 130
    7,700   GlobalSantaFe Corp. (Cayman Islands)                                      255
                                                                                  -------
                                                                                      385
                                                                                  -------
            OIL & GAS EQUIPMENT & SERVICES (0.7%)
    5,600   Schlumberger Ltd. (Netherlands)                                           375
                                                                                  -------
            OIL & GAS EXPLORATION & PRODUCTION (1.5%)
   15,600   Chesapeake Energy Corp.                                                   257
    6,400   Noble Energy, Inc.                                                        395
    3,600   XTO Energy, Inc.                                                          127
                                                                                  -------
                                                                                      779
                                                                                  -------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.3%)
   18,800   Citigroup, Inc.                                                           906
    6,500   Principal Financial Group, Inc.                                           266
                                                                                  -------
                                                                                    1,172
                                                                                  -------
            PACKAGED FOODS & MEAT (0.3%)
    1,200   General Mills, Inc.                                                        60
    5,050   Hain Celestial Group, Inc.*                                               104
                                                                                  -------
                                                                                      164
                                                                                  -------
            PAPER PRODUCTS (0.5%)
    6,100   International Paper Co.                                                   256
                                                                                  -------
            PERSONAL PRODUCTS (0.8%)
    9,500   Gillette Co.                                                              425
                                                                                  -------
            PHARMACEUTICALS (4.2%)
   10,500   Abbott Laboratories                                                       490
    7,200   Biovail Corp. (Canada)*                                                   119
    2,300   Elan Corp. plc ADR (Ireland)*                                              63
    5,500   Eli Lilly & Co.                                                           312
    4,800   King Pharmaceuticals, Inc.*                                                59
   13,300   Pfizer, Inc.                                                              358
   18,600   Schering-Plough Corp.                                                     388
    9,600   Wyeth                                                                     409
                                                                                  -------
                                                                                    2,198
                                                                                  -------
            PROPERTY & CASUALTY INSURANCE (0.9%)
    1,790   Ambac Financial Group, Inc.                                               147
    9,084   St. Paul Travelers Companies, Inc.                                        337
                                                                                  -------
                                                                                      484
                                                                                  -------
            RAILROADS (1.0%)
   13,500   CSX Corp.                                                                 541
                                                                                  -------
            REGIONAL BANKS (0.5%)
    3,900   Zions Bancorp.                                                            265
                                                                                  -------
            RESTAURANTS (0.3%)
    3,900   CBRL Group, Inc.                                                          163
                                                                                  -------
            SEMICONDUCTOR EQUIPMENT (1.1%)
   10,000   Applied Materials, Inc.*                                                  171
    2,500   Cabot Microelectronics Corp.*                                             100

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
         PORTFOLIO OF INVESTMENTS (Continued)                DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES                                  SECURITY                                               (000)
---------                                  --------                                              ------
    3,500   Lam Research Corp.*                                                                 $   101
    4,800   Varian Semiconductor Equipment Associates, Inc.*                                        177
                                                                                                -------
                                                                                                    549
                                                                                                -------
            SEMICONDUCTORS (1.7%)
    5,000   Analog Devices, Inc.                                                                    185
    4,800   Fairchild Semiconductor International, Inc. "A"*                                         78
   10,700   Intel Corp.                                                                             250
    2,000   International Rectifier Corp.*                                                           89
   10,700   Texas Instruments, Inc.                                                                 263
                                                                                                -------
                                                                                                    865
                                                                                                -------
            SOFT DRINKS (0.8%)
    8,000   PepsiCo, Inc.                                                                           418
                                                                                                -------
            SPECIALTY STORES (2.3%)
   12,840   Michaels Stores, Inc.                                                                   385
    4,000   O'Reilly Automotive, Inc.*                                                              180
    5,500   Petco Animal Supplies, Inc.*                                                            217
    4,200   PETsMART, Inc.                                                                          149
    7,900   Staples, Inc.                                                                           267
                                                                                                -------
                                                                                                  1,198
                                                                                                -------
            SYSTEMS SOFTWARE (2.9%)
   13,100   Computer Associates International, Inc.                                                 407
   40,500   Microsoft Corp.                                                                       1,082
                                                                                                -------
                                                                                                  1,489
                                                                                                -------
            TECHNOLOGY DISTRIBUTORS (0.4%)
    2,830   CDW Corp.                                                                               188
                                                                                                -------
            THRIFTS & MORTGAGE FINANCE (0.8%)
    2,200   Fannie Mae                                                                              156
    3,500   Golden West Financial Corp.                                                             215
    2,700   Sovereign Bancorp, Inc.                                                                  61
                                                                                                -------
                                                                                                    432
                                                                                                -------
            TOBACCO (0.9%)
    7,500   Altria Group, Inc.                                                                      458
                                                                                                -------
            TRADING COMPANIES & DISTRIBUTORS (0.3%)
    2,400   Fastenal Co.                                                                            148
                                                                                                -------
            TRUCKING (0.3%)
    3,000   Yellow Roadway Corp.*                                                                   167
                                                                                                -------
            WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   13,200   Nextel Communications, Inc. "A"*                                                        396
                                                                                                -------
            Total common stocks (cost: $28,377)                                                  33,737
                                                                                                -------
            EXCHANGE-TRADED FUNDS (1.5%)
            ----------------------------
    7,000   iShares Russell 2000 Growth Index Fund                                                  471
    2,700   MidCap SPDR Trust Series 1                                                              327
                                                                                                -------
            Total exchange-traded funds (cost: $708)                                                798
                                                                                                -------
            Total equity securities (cost: $29,085)                                              34,535
                                                                                                -------
PRINCIPAL                                                   COUPON OR                            MARKET
 AMOUNT                                                     DISCOUNT                              VALUE
  (000)     SECURITY                                          RATE               MATURITY         (000)
---------   --------                                        ---------            --------        ------
                                  BONDS (30.5%)

            CORPORATE OBLIGATIONS (18.8%)
            ----------------------------
            BROADCASTING & CABLE TV (1.1%)
  $   500   Comcast Cable Communications, Inc.,
               Senior Notes                                   6.88%             6/15/2009       $   556
                                                                                                -------
            CONSUMER FINANCE (3.1%)
      500   American Express Credit Corp.,
               Notes                                          2.55(e)           9/19/2006           501
    1,000   Household Finance Corp., Notes                    6.38              8/01/2010         1,088
                                                                                                -------
                                                                                                  1,589
                                                                                                -------
            DIVERSIFIED BANKS (0.9%)
      500   JPMorgan Chase & Co., Notes                       4.50              1/15/2012           499
                                                                                                -------
            ELECTRIC UTILITIES (2.1%)
    1,000   El Paso Electric Co., First Mortgage
               Bond, Series E                                 9.40              5/01/2011         1,104
                                                                                                -------
            ENVIRONMENTAL SERVICES (2.2%)
    1,000   Waste Management, Inc., Senior
               Notes                                          7.38              8/01/2010         1,148
                                                                                                -------
            GAS UTILITIES (1.0%)
      500   Valero Logistics Operations, LP,
               Senior Notes                                   6.05              3/15/2013           529
                                                                                                -------
            METAL & GLASS CONTAINERS (2.0%)
    1,000   Pactiv Corp., Notes                               7.20             12/15/2005         1,034
                                                                                                -------
            OIL & GAS EQUIPMENT & SERVICES (1.0%)
      500   Halliburton Co., Senior Notes                     3.57(e)          10/17/2005           504
                                                                                                -------
            OIL & GAS EXPLORATION & PRODUCTION (2.2%)
    1,000   Devon Financing Corp., ULC,
               Notes                                          6.88              9/30/2011         1,134
                                                                                                -------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
      500   Citigroup, Inc., Global Notes                     4.25              7/29/2009           506
                                                                                                -------
            REGIONAL BANKS (2.2%)
    1,000   Imperial Bank, Subordinated
               Notes                                          8.50              4/01/2009         1,157
                                                                                                -------
            Total corporate obligations (cost: $9,079)                                            9,760
                                                                                                -------
            EURODOLLAR AND YANKEE OBLIGATION (0.9%)(i)
            ------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS
      500   Westfield Capital Corp., Senior
               Notes (Australia)(d)(cost: $499)               5.13             11/15/2014           499
                                                                                                -------
            ASSET-BACKED SECURITY (2.2%)
            ----------------------------
            ASSET-BACKED FINANCING
    1,000   Detroit Edison Securitization
               Funding, LLC, Series 2001-I,
               Class A-5 (cost: $1,029)                       6.42              3/01/2015         1,121
                                                                                                -------
            COMMERCIAL MORTGAGE-BACKED SECURITY (2.1%)
            ------------------------------------------
    1,000   TIAA CMBS I Trust, Series 2001
               C1A, Class A-3(d)(cost: $1,004)                6.56              6/19/2026         1,075
                                                                                                -------

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
         PORTFOLIO OF INVESTMENTS (Continued)                DECEMBER 31, 2004
--------------------------------------------------------------------------------

PRINCIPAL                                                     COUPON OR                          MARKET
 AMOUNT                                                       DISCOUNT                            VALUE
  (000)     SECURITY                                            RATE             MATURITY         (000)
---------   --------                                          ---------          --------        ------
            U.S. GOVERNMENT AGENCY ISSUES (1.8%)(h)
            ---------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)
  $   275   Freddie Mac, Series 2160 VC(+)                      6.00%           8/15/2013       $   275
                                                                                                -------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.5%)
      224   Government National Mortgage
               Assn. I, Pool 579554                             7.00            1/15/2032           238
                                                                                                -------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITY (0.8%)
      429   Rowan Companies, Inc.,
               Guaranteed Bond, Title XI                        2.80           10/20/2013           409
                                                                                                -------
            TOTAL U.S. government agency issues (cost: $932)                                        922
                                                                                                -------
            U.S. TREASURY SECURITIES (4.1%)
            -------------------------------
            INFLATION-INDEXED NOTE (2.2%)(g)
      987   3.50%, 1/15/2011                                                                      1,121
                                                                                                -------
            NOTE (1.9%)
    1,000   4.00%, 2/15/2014                                                                        987
                                                                                                -------
            Total U.S. Treasury securities (cost: $1,986)                                         2,108
                                                                                                -------
            MUNICIPAL BOND (0.6%)
            ---------------------
            COMMUNITY SERVICE
      345   Jicarilla Apache Nation, NM, RB
               (cost: $345)                                     2.95           12/01/2006           341
                                                                                                -------
            Total bonds (cost: $14,874)                                                          15,826
                                                                                                -------
            MONEY MARKET INSTRUMENTS (2.7%)

            VARIABLE-RATE DEMAND NOTES (1.2%)(f)
            ------------------------------------
            ELECTRIC UTILITIES (0.6%)
      300   Sempra Energy ESOP, Series 1999
               (NBGA)(d)                                        3.07           11/01/2014           300
                                                                                                -------
            REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
      300   Vista Funding Corp., Notes,
               Series 2001A (LOC - Sky Bank)                    3.42            3/01/2021           300
                                                                                                -------
                                                                                                    600
                                                                                                -------

   NUMBER
OF SHARES
---------

             MONEY MARKET FUND (1.5%)(a)
             ---------------------------
  796,011    SSgA Prime Money Market Fund                       2.05                   --           796
                                                                                                -------

             Total money market instruments (cost: $1,396)                                        1,396
                                                                                                -------

             Total investments (cost: $45,355)                                                  $51,757
                                                                                                =======

         SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS ON PAGE A-30.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
         PORTFOLIO OF INVESTMENTS                            DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES                                  SECURITY                                 (000)
---------                                  --------                                ------
                            EQUITY SECURITIES (98.6%)

            COMMON STOCKS (97.0%)
            ---------------------
            ADVERTISING (0.5%)
    7,700   Lamar Advertising Co. "A"*                                            $   329
                                                                                  -------
            AEROSPACE & DEFENSE (4.6%)
    6,900   Engineered Support Systems, Inc.                                          409
    6,368   European Aeronautic Defence and Space Co.
              EADS N.V. (Netherlands)(c)*                                             184
    4,800   General Dynamics Corp.                                                    502
    8,500   Precision Castparts Corp.                                                 558
    8,900   Rockwell Collins, Inc.                                                    351
    9,500   United Technologies Corp.                                                 982
                                                                                  -------
                                                                                    2,986
                                                                                  -------
            AIR FREIGHT & LOGISTICS (0.6%)
    4,100   FedEx Corp.                                                               404
                                                                                  -------
            ALUMINUM (1.0%)
   20,500   Alcoa, Inc.                                                               644
                                                                                  -------
            APPAREL, ACCESSORIES, & LUXURY GOODS (0.9%)
    6,000   Columbia Sportswear Co.*                                                  357
    5,300   Liz Claiborne, Inc.                                                       224
                                                                                  -------
                                                                                      581
                                                                                  -------
            APPAREL RETAIL (1.6%)
    3,750   Chico's FAS, Inc.*                                                        171
    3,100   Christopher & Banks Corp.                                                  57
   21,300   Gap, Inc.                                                                 450
   15,225   Pacific Sunwear of California, Inc.*                                      339
                                                                                  -------
                                                                                    1,017
                                                                                  -------
            APPLICATION SOFTWARE (0.1%)
    5,180   Cadence Design Systems, Inc.*                                              72
                                                                                  -------
            ASSET MANAGEMENT & CUSTODY BANKS (1.5%)
   10,700   Federated Investors, Inc. "B"                                             325
    6,000   Franklin Resources, Inc.                                                  418
    4,700   Northern Trust Corp.                                                      229
                                                                                  -------
                                                                                      972
                                                                                  -------
            BIOTECHNOLOGY (0.7%)
    7,900   Genzyme Corp.*                                                            459
                                                                                  -------
            BROADCASTING & CABLE TV (0.5%)
   18,000   Citadel Broadcasting Corp.*                                               291
                                                                                  -------
            CASINOS & GAMING (0.3%)
    3,200   Harrah's Entertainment, Inc.                                              214
                                                                                  -------
            COMMUNICATIONS EQUIPMENT (2.4%)
   38,500   Cisco Systems, Inc.*                                                      743
   22,300   Motorola, Inc.                                                            384
   17,000   Polycom, Inc.*                                                            396
    1,900   UTStarcom, Inc.*                                                           42
                                                                                  -------
                                                                                    1,565
                                                                                  -------
            COMPUTER HARDWARE (1.4%)
   20,800   Dell, Inc.*                                                               877
                                                                                  -------
            COMPUTER STORAGE & PERIPHERALS (0.3%)
    7,900   SanDisk Corp.*                                                            197
                                                                                  -------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
    3,300   Caterpillar, Inc.                                                         322
    2,200   Oshkosh Truck Corp.                                                       150
                                                                                  -------
                                                                                      472
                                                                                  -------
            CONSUMER FINANCE (0.6%)
    6,900   American Express Co.                                                      389
                                                                                  -------
            DATA PROCESSING & OUTSOURCED SERVICES (1.9%)
    3,000   DST Systems, Inc.*                                                        156
   19,900   First Data Corp.                                                          847
    5,700   Fiserv, Inc.*                                                             229
                                                                                  -------
                                                                                    1,232
                                                                                  -------
            DISTILLERS & VINTNERS (0.2%)
    2,900   Constellation Brands, Inc. "A"*                                           135
                                                                                  -------
            DIVERSIFIED BANKS (3.0%)
   40,836   Bank of America Corp.                                                   1,919
                                                                                  -------
            DIVERSIFIED CHEMICALS (1.3%)
   16,900   Du Pont (E.I.) De Nemours & Co.                                           829
                                                                                  -------
            DIVERSIFIED COMMERCIAL SERVICES (0.8%)
    4,700   Career Education Corp.*                                                   188
    6,600   ITT Educational Services, Inc.*                                           314
                                                                                  -------
                                                                                      502
                                                                                  -------
            DRUG RETAIL (0.1%)
   11,800   Rite Aid Corp.*                                                            43
                                                                                  -------
            ELECTRIC UTILITIES (0.6%)
   12,200   PG&E Corp.*                                                               406
                                                                                  -------
            ELECTRONIC MANUFACTURING SERVICES (0.3%)
    5,300   Benchmark Electronics, Inc.*                                              181
                                                                                  -------
            ENVIRONMENTAL SERVICES (0.4%)
    7,100   Waste Connections, Inc.*                                                  243
                                                                                  -------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    9,500   Mosaic Co.*                                                               155
                                                                                  -------
            FOOD RETAIL (0.5%)
   14,900   Safeway, Inc.*                                                            294
                                                                                  -------
            GOLD (0.3%)
    5,000   Freeport-McMoRan Copper & Gold, Inc. "B"                                  191
                                                                                  -------
            HEALTH CARE EQUIPMENT (2.5%)
    5,700   Diagnostic Products Corp.                                                 314
    6,200   Fisher Scientific International, Inc.*                                    387
   16,900   Medtronic, Inc.                                                           839
    1,700   Waters Corp.*                                                              80
                                                                                  -------
                                                                                    1,620
                                                                                  -------
            HEALTH CARE FACILITIES (0.7%)
   14,300   Odyssey Healthcare, Inc.*                                                 196
    6,700   Triad Hospitals, Inc.*                                                    249
                                                                                  -------
                                                                                      445
                                                                                  -------
            HEALTH CARE SERVICES (0.1%)
    3,500   Dendrite International, Inc.*                                              68
                                                                                  -------

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
         PORTFOLIO OF INVESTMENTS (Continued)                DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES                                  SECURITY                                 (000)
---------                                  --------                                ------
            HEALTH CARE SUPPLIES (0.6%)
    3,050   Cooper Companies, Inc.                                                $   215
    4,300   Edwards Lifesciences Corp.*                                               178
                                                                                  -------
                                                                                      393
                                                                                  -------
            HOME ENTERTAINMENT SOFTWARE (0.3%)
    3,300   Electronic Arts, Inc.*                                                    204
                                                                                  -------
            HOME IMPROVEMENT RETAIL (1.5%)
   16,700   Lowe's Companies, Inc.                                                    962
                                                                                  -------
            HOMEBUILDING (0.6%)
    9,850   D.R. Horton, Inc.                                                         397
                                                                                  -------
            HOUSEHOLD PRODUCTS (0.9%)
   10,300   Procter & Gamble Co.                                                      567
                                                                                  -------
            HOUSEWARES & SPECIALTIES (0.4%)
    6,900   Yankee Candle Co., Inc.*                                                  229
                                                                                  -------
            HYPERMARKETS & SUPER CENTERS (0.4%)
    5,200   Wal-Mart Stores, Inc.                                                     275
                                                                                  -------
            INDUSTRIAL CONGLOMERATES (4.2%)
   44,400   General Electric Co.                                                    1,621
   31,000   Tyco International Ltd. (Bermuda)                                       1,108
                                                                                  -------
                                                                                    2,729
                                                                                  -------
            INDUSTRIAL GASES (1.5%)
   17,100   Air Products & Chemicals, Inc.                                            991
                                                                                  -------
            INDUSTRIAL MACHINERY (1.6%)
   12,800   Ingersoll-Rand Co. Ltd. "A"                                             1,028
                                                                                  -------
            INSURANCE BROKERS (0.6%)
   11,850   Arthur J. Gallagher & Co.                                                 385
                                                                                  -------
            INTEGRATED OIL & GAS (3.7%)
   10,200   ConocoPhillips                                                            886
   25,000   Exxon Mobil Corp.                                                       1,281
    4,600   Petro-Canada (Canada)                                                     235
                                                                                  -------
                                                                                    2,402
                                                                                  -------
            INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
   22,100   Sprint Corp. - FON Group                                                  549
                                                                                  -------
            INTERNET SOFTWARE & SERVICES (1.5%)
    1,500   Ask Jeeves, Inc.*                                                          40
   10,600   VeriSign, Inc.*                                                           355
   15,600   Yahoo!, Inc.*                                                             588
                                                                                  -------
                                                                                      983
                                                                                  -------
            INVESTMENT BANKING & BROKERAGE (2.4%)
   33,400   E-Trade Group, Inc.*                                                      499
   17,900   Merrill Lynch & Co., Inc.                                               1,070
                                                                                  -------
                                                                                    1,569
                                                                                  -------
            MANAGED HEALTH CARE (1.0%)
    5,100   Coventry Health Care, Inc.*                                               271
    4,900   Health Net, Inc.*                                                         141
    3,800   Pacificare Health Systems, Inc.*                                          215
                                                                                  -------
                                                                                      627
                                                                                  -------
            METAL & GLASS CONTAINERS (1.3%)
   33,400   Pactiv Corp.*                                                             845
                                                                                  -------
            MOVIES & ENTERTAINMENT (2.5%)
   84,000   Time Warner, Inc.*                                                      1,633
                                                                                  -------
            MULTI-LINE INSURANCE (1.6%)
   16,162   American International Group, Inc.                                      1,061
                                                                                  -------
            OIL & GAS DRILLING (1.1%)
    7,600   Ensco International, Inc.                                                 241
   14,400   GlobalSantaFe Corp. (Cayman Islands)                                      477
                                                                                  -------
                                                                                      718
                                                                                  -------
            OIL & GAS EQUIPMENT & SERVICES (1.2%)
   11,100   Schlumberger Ltd. (Netherlands)                                           743
                                                                                  -------
            OIL & GAS EXPLORATION & PRODUCTION (2.2%)
   29,000   Chesapeake Energy Corp.                                                   479
   11,500   Noble Energy, Inc.                                                        709
    6,700   XTO Energy, Inc.                                                          237
                                                                                  -------
                                                                                    1,425
                                                                                  -------
            OTHER DIVERSIFIED FINANCIAL SERVICES (3.3%)
   34,843   Citigroup, Inc.                                                         1,679
   11,200   Principal Financial Group, Inc.                                           458
                                                                                  -------
                                                                                    2,137
                                                                                  -------
            PACKAGED FOODS & MEAT (0.5%)
    2,300   General Mills, Inc.                                                       115
    9,400   Hain Celestial Group, Inc.*                                               194
                                                                                  -------
                                                                                      309
                                                                                  -------
            PAPER PRODUCTS (0.8%)
   11,700   International Paper Co.                                                   491
                                                                                  -------
            PERSONAL PRODUCTS (1.2%)
   17,800   Gillette Co.                                                              797
                                                                                  -------
            PHARMACEUTICALS (6.4%)
   20,600   Abbott Laboratories                                                       961
   13,300   Biovail Corp. (Canada)*                                                   220
    4,200   Elan Corp. plc ADR (Ireland)*                                             114
   10,200   Eli Lilly & Co.                                                           579
    9,000   King Pharmaceuticals, Inc.*                                               112
   24,400   Pfizer, Inc.                                                              656
   34,300   Schering-Plough Corp.                                                     716
   18,100   Wyeth                                                                     771
                                                                                  -------
                                                                                    4,129
                                                                                  -------
            PROPERTY & CASUALTY INSURANCE (1.4%)
    3,350   Ambac Financial Group, Inc.                                               275
   17,792   St. Paul Travelers Companies, Inc.                                        660
                                                                                  -------
                                                                                      935
                                                                                  -------
            RAILROADS (1.5%)
   24,800   CSX Corp.                                                                 994
                                                                                  -------
            REGIONAL BANKS (0.7%)
    7,000   Zions Bancorp.                                                            476
                                                                                  -------
            RESTAURANTS (0.5%)
    7,200   CBRL Group, Inc.                                                          301
                                                                                  -------
            SEMICONDUCTOR EQUIPMENT (1.6%)
   18,300   Applied Materials, Inc.*                                                  313
    4,700   Cabot Microelectronics Corp.*                                             188

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
         PORTFOLIO OF INVESTMENTS (Continued)                DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES                                  SECURITY                                 (000)
---------                                  --------                                ------
    6,400   Lam Research Corp.*                                                   $   185
    8,800   Varian Semiconductor Equipment Associates, Inc.*                          324
                                                                                  -------
                                                                                    1,010
                                                                                  -------
            SEMICONDUCTORS (2.5%)
    8,800   Analog Devices, Inc.                                                      325
    8,900   Fairchild Semiconductor International, Inc. "A"*                          145
   20,200   Intel Corp.                                                               473
    3,600   International Rectifier Corp.*                                            160
   19,800   Texas Instruments, Inc.                                                   487
                                                                                  -------
                                                                                    1,590
                                                                                  -------
            SOFT DRINKS (1.2%)
   14,600   PepsiCo, Inc.                                                             762
                                                                                  -------
            SPECIALTY STORES (3.3%)
   23,100   Michaels Stores, Inc.                                                     692
    7,400   O'Reilly Automotive, Inc.*                                                333
   10,300   Petco Animal Supplies, Inc.*                                              407
    7,400   PETsMART, Inc.                                                            263
   13,800   Staples, Inc.                                                             465
                                                                                  -------
                                                                                    2,160
                                                                                  -------
            SYSTEMS SOFTWARE (4.3%)
   24,100   Computer Associates International, Inc.                                   748
   75,100   Microsoft Corp.                                                         2,006
                                                                                  -------
                                                                                    2,754
                                                                                  -------
            TECHNOLOGY DISTRIBUTORS (0.5%)
    5,170   CDW Corp.                                                                 343
                                                                                  -------
            THRIFTS & MORTGAGE FINANCE (1.3%)
    4,200   Fannie Mae (h, +)                                                         299
    6,600   Golden West Financial Corp.                                               405
    5,000   Sovereign Bancorp, Inc.                                                   113
                                                                                  -------
                                                                                      817
                                                                                  -------
            TOBACCO (1.3%)
   14,100   Altria Group, Inc.                                                        862
                                                                                  -------
            TRADING COMPANIES & DISTRIBUTORS (0.4%)
    4,400   Fastenal Co.                                                              271
                                                                                  -------
            TRUCKING (0.5%)
    5,600   Yellow Roadway Corp.*                                                     312
                                                                                  -------
            WIRELESS TELECOMMUNICATION SERVICES (1.2%)
   25,100   Nextel Communications, Inc. "A"*                                          753
                                                                                  -------
            Total common stocks (cost: $50,967)                                    62,650
                                                                                  -------
            EXCHANGE-TRADED FUNDS (1.6%)
            ----------------------------
    6,800   iShares Russell 2000 Growth Index Fund                                    457
    4,800   MidCap SPDR Trust Series 1                                                581
                                                                                  -------
            Total exchange-traded funds (cost: $897)                                1,038
                                                                                  -------
            Total equity securities (cost: $51,864)                                63,688
                                                                                  -------
              MONEY MARKET INSTRUMENT (1.5%)

            MONEY MARKET FUND (a)
  975,144   SSgA Prime Money Market Fund, 2.05% (cost: $975)                      $   975
                                                                                  -------

            Total investments (cost: $52,839)                                     $64,663
                                                                                  =======

        SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-30.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
         PORTFOLIO OF INVESTMENTS                            DECEMBER 31, 2004
--------------------------------------------------------------------------------

PRINCIPAL                                                     COUPON OR                          MARKET
 AMOUNT                                                       DISCOUNT                            VALUE
  (000)     SECURITY                                            RATE             MATURITY         (000)
---------   --------                                          ---------          --------        ------
                 CORPORATE OBLIGATIONS (39.4%)

            AIR FREIGHT & LOGISTICS (1.3%)
  $   300   Caliber Systems, Inc., Notes                        7.80%           8/01/2006       $   319
                                                                                                -------
            BIOTECHNOLOGY (2.1%)
      500   Amgen, Inc., Senior Notes(d)                        4.85           11/18/2014           501
                                                                                                -------
            BROADCASTING & CABLE TV (1.4%)
      300   Comcast Cable Communications, Inc.,
               Senior Notes                                     6.88            6/15/2009           334
                                                                                                -------
            CONSUMER FINANCE (8.8%)
    1,000   Household Finance Corp., Notes                      6.38           10/15/2011         1,106
    1,000   SLM Corp., MTN, CPI Floating
               Rate Note                                        3.91(e)         6/01/2009         1,004
                                                                                                -------
                                                                                                  2,110
                                                                                                -------
            DIVERSIFIED BANKS (2.1%)
      500   JPMorgan Chase & Co., Notes                         4.50            1/15/2012           499
                                                                                                -------
            ELECTRIC UTILITIES (1.1%)
      100   Entergy Arkansas, Inc., First
               Mortgage Bond                                    5.90            6/01/2033            99
      150   TECO Energy, Inc., Senior Notes                    10.50           12/01/2007           173
                                                                                                -------
                                                                                                    272
                                                                                                -------
            GAS UTILITIES (2.2%)
      500   Valero Logistics Operations, LP,
               Senior Notes                                     6.05            3/15/2013           529
                                                                                                -------
            HOUSEHOLD PRODUCTS (2.3%)
      500   Clorox Co., Notes                                   6.13            2/01/2011           547
                                                                                                -------
            INTEGRATED OIL & GAS (2.6%)
      500   Phillips Petroleum Co., Notes                       8.75            5/25/2010           611
                                                                                                -------
            MULTI-UTILITIES & UNREGULATED POWER (2.0%)
      500   South Carolina Electric & Gas Co.,
               First Mortgage Bond                              5.30            5/15/2033           487
                                                                                                -------
            OIL & GAS EQUIPMENT & SERVICES (2.1%)
      500   Halliburton Co., Senior Notes                       3.57(e)        10/17/2005           504
                                                                                                -------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.1%)
      500   Citigroup, Inc., Global Notes                       4.25            7/29/2009           506
                                                                                                -------
            PACKAGED FOODS & MEAT (2.4%)
      500   Kellogg Co., Notes, Series B                        6.60            4/01/2011           561
                                                                                                -------
            PHARMACEUTICALS (2.0%)
      500   Johnson & Johnson, Inc.,
               Debentures                                       4.95            5/15/2033           475
                                                                                                -------
            REAL ESTATE INVESTMENT TRUSTS (2.4%)
      500   Pan Pacific Retail Properties, Inc.,
               Notes                                            7.95            4/15/2011           574
                                                                                                -------
            THRIFTS & MORTGAGE FINANCE (2.5%)
      500   Washington Mutual, Inc., Subordinated
               Notes                                            8.25            4/01/2010           585
                                                                                                -------
            Total corporate obligations (cost: $8,832)                                            9,414
                                                                                                -------
            EURODOLLAR AND YANKEE OBLIGATION (2.1%)(i)

            REAL ESTATE INVESTMENT TRUST
      500   Westfield Capital Corp. (Australia),
               Senior Notes(d)(cost: $499)                      5.13%          11/15/2014           499
                                                                                                -------
            U.S. GOVERNMENT AGENCY ISSUES (28.9%)(H)

            DEBENTURE (5.2%)
    1,140   Fannie Mae, Notes(+)                                6.63           10/15/2007         1,236
                                                                                                -------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (20.3%)
            Fannie Mae,(+)
      822      Pool 254766                                      5.00            6/01/2033           817
       77      Pool 190312                                      6.50            4/01/2031            81
      171      Pool 254239                                      6.50            3/01/2032           179
       32      Pool 359571                                      7.00           10/01/2026            34
            Government National Mortgage Assn. I,
    1,266      Pool 471357                                      5.50            2/15/2033         1,294
      661      Pool 780770                                      6.00            4/15/2028           689
      527      Pool 603869                                      6.00            1/15/2033           546
      220      Pool 504209                                      7.00            6/15/2029           235
      595      Pool 583236                                      7.00            4/15/2032           633
      333   Government National Mortgage Assn. II,
               Pool 781494                                      6.50            8/20/2031           350
                                                                                                -------
                                                                                                  4,858
                                                                                                -------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITY(3.4%)
      857   Rowan Companies, Inc.,
               Guaranteed Bond, Title XI                        2.80           10/20/2013           817
                                                                                                -------
            Total U.S. government agency issues
               (cost: $6,752)                                                                     6,911
                                                                                                -------
                        U.S. TREASURY SECURITIES (10.4%)

            INFLATION-INDEXED NOTE (2.0%)(g)
      428   3.50%, 1/15/2011                                                                        486
                                                                                                -------
            NOTES (8.4%)
    1,000   4.25%, 8/15/2014                                                                      1,003
    1,000   4.25%, 11/15/2014                                                                     1,003
                                                                                                -------
                                                                                                  2,006
                                                                                                -------
            Total U.S. Treasury securities (cost: $2,444)                                         2,492
                                                                                                -------
                             MUNICIPAL BONDS (4.2%)
            ELECTRIC UTILITIES (2.1%)
      500   Brazos River Auth., TX, PCRB,
               Series 1995A (TXU)                               5.40            4/01/2030(b)        516
                                                                                                -------
            ENVIRONMENTAL SERVICES (2.1%)
      500   Gulf Coast Waste Disposal Auth.,
               TX, RB, Series A (Waste Management)              2.50            5/01/2028(b)        499
                                                                                                -------
            Total municipal bonds (cost: $1,008)                                                  1,015
                                                                                                -------

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
         PORTFOLIO OF INVESTMENTS (Continued)                DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES                                  SECURITY                                 (000)
---------                                  --------                                ------
                                 STOCKS (10.0%)

            COMMON STOCKS (0.4%)
            --------------------
            ELECTRIC UTILITIES
    2,500   Southern Co.                                                          $    84
                                                                                  -------
            PREFERRED STOCKS (9.6%)
            -----------------------
            REAL ESTATE INVESTMENT TRUSTS
    3,000   BRE Properties, Inc., depositary shares "C", 6.75%,
               cumulative redeemable                                                   75
    2,000   Developers Diversified Realty Corp., depositary
               shares "I", 7.50%, cumulative redeemable                                52
    7,000   Equity Office Properties Trust, depositary
               shares "G", 7.75%, cumulative redeemable                               191
   12,000   Equity Residential Properties Trust, depositary
               shares "C", 9.125%, cumulative redeemable                              322
   12,000   Gables Residential Trust "D", 7.50%,
               cumulative redeemable                                                  312
   12,000   Kimco Realty Corp., depositary
               shares "F", 6.65%, cumulative redeemable                               313
    3,000   New Plan Excel Realty Trust, Inc., depositary
               shares "E", 7.625%, cumulative redeemable                               79
    6,000   Post Properties, Inc., "A", 8.50%,
               cumulative redeemable                                                  360
    6,000   Prologis Trust, Inc., "C", 8.54%,
               cumulative redeemable                                                  361
    6,000   Public Storage, Inc., depositary
               shares "Z", 6.25%, cumulative redeemable                               150
    3,500   Weingarten Realty Investors, depositary
               shares "D", 6.75%, cumulative redeemable                                91
                                                                                  -------
                                                                                    2,306
                                                                                  -------
            Total stocks (cost: $2,189)                                             2,390
                                                                                  -------

              MONEY MARKET INSTRUMENTS (4.2%)

            MONEY MARKET FUND (2.2%)(a)
            ---------------------------
  532,062   SSgA Prime Money Market Fund, 2.05%                                       532
                                                                                  -------
PRINCIPAL                                            COUPON OR
 AMOUNT                                              DISCOUNT
  (000)                                                RATE           MATURITY
---------                                            ---------        --------
            VARIABLE-RATE DEMAND NOTE (2.0%)(F)
            -----------------------------------
            REAL ESTATE MANAGEMENT & DEVELOPMENT
  $   475   Vista Funding Corp., Notes, Series 2001A
               (LOC-Sky Bank)                          3.42%         3/01/2021        475
                                                                                  -------

            Total money market instruments
               (cost: $1,007)                                                       1,007
                                                                                  -------
            Total investments (cost: $22,731)                                     $23,728
                                                                                  =======

        SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-30.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
         PORTFOLIO OF INVESTMENTS                            DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES                                  SECURITY                                 (000)
---------                                  --------                                ------
                                  INTERNATIONAL STOCKS (67.0%)

            AUSTRALIA (0.8%)
   14,164   QBE Insurance Group Ltd.
               (Property & Casualty Insurance)                                    $   170
                                                                                  -------
            AUSTRIA (1.0%)
    3,940   Erste Bank der oesterreichischen Sparkassen AG
               (Regional Banks)                                                       210
                                                                                  -------
            BERMUDA (1.8%)
   13,960   Accenture Ltd. "A" (IT Consulting & Other Services)*                      377
                                                                                  -------
            BRAZIL (0.4%)
    2,290   Brasil Telecom Participacoes S.A. ADR (Preferred)
               (Integrated Telecommunication Services)                                 87
                                                                                  -------
            CANADA (2.4%)
    4,500   BCE, Inc. (Integrated Telecommunication Services)                         108
    2,774   Canadian National Railway Co. (Railroads)                                 170
    4,240   Encana Corp. (Oil & Gas Exploration & Production)                         241
                                                                                  -------
                                                                                      519
                                                                                  -------
            CAYMAN ISLANDS (1.0%)
    4,120   Noble Corp. (Oil & Gas Drilling)*                                         205
                                                                                  -------
            FRANCE (9.2%)
   11,850   AXA S.A. (Multi-Line Insurance)                                           292
    3,640   Business Objects S.A. (Application Software)*                              92
      800   Groupe Danone (Packaged Foods & Meat)                                      74
    2,781   L'Air Liquide S.A. (Industrial Gases)                                     512
    4,520   Sanofi-Aventis S.A. (Pharmaceuticals)                                     360
    2,807   Schneider Electric S.A.
               (Electrical Components & Equipment)                                    194
      580   Total S.A. (Integrated Oil & Gas)                                         126
    1,557   Total S.A. ADR (Integrated Oil & Gas)                                     171
    3,840   Veolia Environnement S.A.
               (Multi-Utilities & Unregulated Power)                                  138
                                                                                  -------
                                                                                    1,959
                                                                                  -------
            GERMANY (2.0%)
    4,510   Bayerische Motoren Werke AG
               (Automobile Manufacturers)                                             203
    2,890   Schering AG (Pharmaceuticals)                                             215
                                                                                  -------
                                                                                      418
                                                                                  -------
            HONG KONG (1.1%)
   20,000   Esprit Holdings Ltd. (Apparel Retail)                                     121
  132,000   Hutchison Telecommunications International Ltd.
               (Wireless Telecommunication Services)*                                 120
                                                                                  -------
                                                                                      241
                                                                                  -------
            HUNGARY (0.7%)
    2,300   OTP Bank Ltd. GDR (Regional Banks)                                        140
                                                                                  -------
            IRELAND (0.4%)
    4,710   Irish Life & Permanent plc
               (Other Diversified Financial Services)                                  88
                                                                                  -------
            ITALY (1.0%)
    9,310   RAS S.p.A. (Multi-Line Insurance)                                         210
                                                                                  -------
            JAPAN (10.0%)
    6,000   Asahi Glass Co. (Building Products)                                        66
    9,000   Bridgestone Corp. (Tires & Rubber)                                        179
    6,000   Canon, Inc. (Electronic Equipment Manufacturers)                          323
    9,200   Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                          152
       21   KDDI Corp. (Integrated Telecommunication Services)                        113
    4,000   NOK Corp. (Auto Parts & Equipment)                                        125
    1,900   Nintendo Co. Ltd. (Leisure Products)                                      238
    4,300   Nitto Denko Corp. (Specialty Chemicals)                                   235
   15,000   Sekisui Chemical Co. Ltd. (Homebuilding)                                  109
   16,000   Shinsei Bank Ltd. (Diversified Banks)                                     109
    5,900   Tokyo Broadcasting System, Inc.
               (Broadcasting & Cable TV)                                               96
   26,000   Tokyo Gas Co. Ltd. (Gas Utilities)                                        106
   20,000   Toray Industries, Inc. (Textiles)                                          93
    4,800   Toyota Motor Corp. (Automobile Manufacturers)                             195
                                                                                  -------
                                                                                    2,139
                                                                                  -------
            KOREA (1.3%)
      630   Samsung Electronics Co. Ltd. (Semiconductors)                             274
                                                                                  -------
            NETHERLANDS (0.9%)
   13,820   Reed Elsevier N.V. (Publishing)                                           188
                                                                                  -------
            POLAND (0.3%)
    7,710   Powszechna Kasa Oszczednosci Bank Polski S.A.
               (Regional Banks)*                                                       71
                                                                                  -------
            SINGAPORE (2.2%)
   20,000   DBS Group Holdings Ltd. (Diversified Banks)                               197
   99,220   Singapore Telecommunications Ltd. (Integrated
               Telecommunication Services)                                            144
   14,600   United Overseas Bank Ltd. (Diversified Banks)                             124
                                                                                  -------
                                                                                      465
                                                                                  -------
            SPAIN (3.7%)
   11,440   Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)                  202
    9,540   Iberdrola S.A. (Electric Utilities)                                       242
   18,891   Telefonica S.A. (Integrated Telecommunication Services)                   354
                                                                                  -------
                                                                                      798
                                                                                  -------
            SWEDEN (5.2%)
    5,990   Atlas Copco AB "A" (Industrial Machinery)                                 269
    6,670   Hennes & Mauritz AB "B" (Apparel Retail)                                  232
   67,750   LM Ericsson Telephone Co. "B" ADR (Communications Equipment)*             215
    9,530   Sandvik AB (Industrial Machinery)                                         383
                                                                                  -------
                                                                                    1,099
                                                                                  -------
            SWITZERLAND (6.4%)
      830   Nestle S.A. (Packaged Foods & Meat)                                       216
    4,200   Novartis AG (Pharmaceuticals)                                             211
    3,730   Roche Holdings AG (Pharmaceuticals)                                       428
    1,021   Syngenta AG (Specialty Chemicals)                                         108
      480   Synthes, Inc. (Health Care Equipment)*                                     54
    4,126   UBS AG (Diversified Banks)                                                345
                                                                                  -------
                                                                                    1,362
                                                                                  -------

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
         PORTFOLIO OF INVESTMENTS (Continued)                DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES                                  SECURITY                                 (000)
---------                                  --------                                ------
            UNITED KINGDOM (15.2%)
   30,490   Amvescap plc (Investment Banking & Brokerage)                         $   187
    6,360   AstraZeneca plc (Pharmaceuticals)                                         230
   14,090   BOC Group plc (Diversified Chemicals)                                     268
   19,180   BP plc (Oil & Gas Exploration & Production)                               187
    7,490   British Sky Broadcasting Group plc (Broadcasting
               & Cable TV)                                                             81
   26,049   Diageo plc (Distillers & Vintners)                                        371
   56,446   Kingfisher plc (Home Improvement Retail)                                  335
    5,670   Next plc (Apparel Retail)                                                 179
   25,030   Reckitt Benckiser plc (Household Products)                                755
    3,892   Royal Bank Scotland Group plc (Diversified Banks)                         130
  100,080   Vodafone Group plc
               (Wireless Telecommunication Services)                                  271
   21,770   William Hill plc (Casinos & Gaming)                                       235
                                                                                  -------
                                                                                    3,229
                                                                                  -------
            Total international stocks (cost: $9,622)                              14,249
                                                                                  -------
                         U.S. STOCKS (30.4%)

            APPAREL RETAIL (1.6%)
   13,620   TJX Companies, Inc.                                                       342
                                                                                  -------
            ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
    5,770   Janus Capital Group, Inc.                                                  97
                                                                                  -------
            BIOTECHNOLOGY (1.2%)
    4,480   Genzyme Corp.*                                                            260
                                                                                  -------
            COMMUNICATIONS EQUIPMENT (0.5%)
    5,290   Cisco Systems, Inc.*                                                      102
                                                                                  -------
            COMPUTER HARDWARE (1.6%)
    8,240   Dell, Inc.*                                                               347
                                                                                  -------
            CONSUMER FINANCE (3.1%)
    7,790   American Express Co.                                                      439
    7,600   MBNA Corp.                                                                214
                                                                                  -------
                                                                                      653
                                                                                  -------
            DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
    5,370   DST Systems, Inc.*                                                        280
                                                                                  -------
            HEALTH CARE EQUIPMENT (4.4%)
    2,860   DENTSPLY International, Inc.                                              161
    4,760   Fisher Scientific International, Inc.*                                    297
    3,980   Medtronic, Inc.                                                           198
    5,120   Thermo Electron Corp.*                                                    154
    2,720   Waters Corp.*                                                             127
                                                                                  -------
                                                                                      937
                                                                                  -------
            HEALTH CARE SERVICES (0.8%)
    4,176   Caremark Rx, Inc.*                                                        165
                                                                                  -------
            HOME IMPROVEMENT RETAIL (0.8%)
    3,890   Home Depot, Inc.                                                          166
                                                                                  -------
            HOUSEHOLD PRODUCTS (0.4%)
    1,760   Colgate-Palmolive Corp.                                                    90
                                                                                  -------
            INDUSTRIAL GASES (1.2%)
    2,740   Air Products & Chemicals, Inc.                                            159
    2,260   Praxair, Inc.                                                             100
                                                                                  -------
                                                                                      259
                                                                                  -------
            INVESTMENT BANKING & BROKERAGE (0.6%)
    1,140   Goldman Sachs Group, Inc.                                                 119
                                                                                  -------
            MOVIES & ENTERTAINMENT (4.5%)
   12,537   News Corp., Inc. "B"                                                      240
   11,470   Time Warner, Inc.*                                                        223
    7,940   Viacom, Inc. "B"                                                          289
    7,610   Walt Disney Co.                                                           211
                                                                                  -------
                                                                                      963
                                                                                  -------
            OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    1,300   EOG Resources, Inc.                                                        93
                                                                                  -------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
    6,390   Citigroup, Inc.                                                           308
                                                                                  -------
            PHARMACEUTICALS (2.4%)
    8,060   Johnson & Johnson, Inc.                                                   511
                                                                                  -------
            RAILROADS (1.0%)
    4,260   Burlington Northern Santa Fe Corp.                                        202
                                                                                  -------
            SOFT DRINKS (0.6%)
    2,600   PepsiCo, Inc.                                                             136
                                                                                  -------
            SYSTEMS SOFTWARE (2.1%)
   24,220   Oracle Corp.*                                                             332
    4,350   Symantec Corp.*                                                           112
                                                                                  -------
                                                                                      444
                                                                                  -------
            Total U.S. stocks (cost: $4,997)                                        6,474
                                                                                  -------
            Total investments (cost: $14,619)                                     $20,723
                                                                                  =======

        SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-30.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       NOTES TO PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
                                                             DECEMBER 31, 2004
--------------------------------------------------------------------------------

GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

ISHARES - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on various stock exchanges.

SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and traded on the American Stock Exchange (AMEX).

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at December 31, 2004.

(b) Security has a mandatory or optional put, which shortens its effective maturity date.

(c) Security was fair valued at December 31, 2004, by USAA Investment Management Company (USAA IMCO) in accordance with valuation procedures approved by the Board of Trustees.

(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by USAA IMCO under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

(e) Variable-rate or floating-rate security -interest rate is adjusted periodically. The interest rate disclosed represents the current rate at December 31, 2004.

(f) Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

(g) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

(h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government agencies are supported by the full faith and credit of the U.S. government. Securities issues by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

(i) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

(j) Represents less than 0.1% of net assets.

 * Non-income-producing security for the year ended December 31, 2004.

PORTFOLIO DESCRIPTION ABBREVIATIONS

CPI     Consumer Price Index
--------------------------------------------------------------------------------
ESOP    Employee Stock Ownership Plan
--------------------------------------------------------------------------------
MTN     Medium-Term Note
--------------------------------------------------------------------------------
PCRB    Pollution Control Revenue Bond
--------------------------------------------------------------------------------
RB      Revenue Bond
--------------------------------------------------------------------------------

Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company or other corporation, or a collateral trust may provide the enhancement.

(LOC)  Principal and interest payments are guaranteed by a bank letter of credit.
--------------------------------------------------------------------------------
(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Sempra Energy.
--------------------------------------------------------------------------------

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-35.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
 (In Thousands, Except Per Share Data)                       DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                           USAA LIFE      USAA LIFE        USAA LIFE     USAA LIFE       USAA LIFE
                                                          AGGRESSIVE     DIVERSIFIED      GROWTH AND      INCOME       WORLD GROWTH
                                                         GROWTH FUND     ASSETS FUND      INCOME FUND      FUND            FUND
                                                         -----------     -----------      -----------    ---------     ------------
ASSETS
  Investments in securities, at market value
    (identified cost of $14,409, $45,355, $52,839,
    $22,731, and $14,619, respectively)                      $20,549         $51,757          $64,663      $23,728          $20,723
  Cash                                                             -               -                -            -              134
  Receivables:
    Capital shares sold                                          130               1                1            -                -
    Dividends and interest                                        13             235               48          207               32
    Securities sold                                               63             123              191            -              416
    USAA Life (Notes 7D and 7F)                                   32               -                -           23               36
    Other                                                          -               -                -            -                1
                                                             -------         -------          -------      -------          -------
         Total assets                                         20,787          52,116           64,903       23,958           21,342
                                                             -------         -------          -------      -------          -------
LIABILITIES
  Payables:
    Securities purchased                                         152             106              167            -               18
    Capital shares redeemed                                        -             114              124           17               17
  Accrued advisory fees                                            9               9               11            4                9
  Accrued administrative fees                                      3               3                3            3                3
  Other accrued expenses and payables                             25              36               26           24               26
                                                             -------         -------          -------      -------          -------
         Total liabilities                                       189             268              331           48               73
                                                             -------         -------          -------      -------          -------
           Net assets applicable to capital
             shares outstanding                              $20,598         $51,848          $64,572      $23,910          $21,269
                                                             =======         =======          =======      =======          =======
NET ASSETS CONSIST OF:
  Paid-in capital                                            $16,793         $44,670          $47,038      $23,433          $13,945
  Accumulated undistributed net
    investment income (loss)                                      14           1,081              668        1,124              (10)
  Accumulated net realized gain (loss)
    on investments                                            (2,349)           (305)           5,042       (1,644)           1,229
  Net unrealized appreciation of investments                   6,140           6,402           11,824          997            6,104
  Net unrealized appreciation
    on foreign currency translations                               -               -                -            -                1
                                                             -------         -------          -------      -------          -------
  Net assets applicable to
    capital shares outstanding                               $20,598         $51,848          $64,572      $23,910          $21,269
                                                             =======         =======          =======      =======          =======
  Capital shares outstanding, unlimited
    number of shares authorized, no par value                  1,260           3,926            3,707        2,251            1,553
                                                             =======         =======          =======      =======          =======
  Net asset value, redemption price,
    and offering price per share                             $ 16.35         $ 13.21          $ 17.42      $ 10.62          $ 13.70
                                                             =======         =======          =======      =======          =======

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-35.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
             (In Thousands)                       YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                             USAA LIFE      USAA LIFE      USAA LIFE     USAA LIFE       USAA LIFE
                                                            AGGRESSIVE     DIVERSIFIED    GROWTH AND      INCOME       WORLD GROWTH
                                                           GROWTH FUND     ASSETS FUND    INCOME FUND      FUND            FUND
                                                           -----------     -----------    -----------    ---------     ------------
INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of
    $2, $0, $0, $0, and $47, respectively)                 $       186     $       506    $       958    $      66     $        444
  Interest                                                           3             874             10        1,115               12
  Securities lending                                                 -               -              1            -                -
                                                           -----------     -----------    -----------    ---------     ------------
     Total income                                                  189           1,380            969        1,181              456
                                                           -----------     -----------    -----------    ---------     ------------
EXPENSES
  Advisory fees                                                     97              99            122           49               95
  Administrative fees                                               50              50             50           50               50
  Custody and accounting fees                                       39              84             59           30              100
  Shareholder reporting fees                                         4               5              8            4                4
  Trustees' fees                                                     4               4              4            4                4
  Professional fees                                                 52              63             68           53               54
  Other                                                              4               4              4            3                4
                                                           -----------     -----------    -----------    ---------     ------------
     Total expenses                                                250             309            315          193              311
  Expenses paid indirectly                                          (7)             (7)           (14)           -               (6)
  Expenses reimbursed                                              (67)              -              -          (34)             (54)
                                                           -----------     -----------    -----------    ---------     ------------
     Net expenses                                                  176             302            301          159              251
                                                           -----------     -----------    -----------    ---------     ------------
NET INVESTMENT INCOME                                               13           1,078            668        1,022              205
                                                           -----------     -----------    -----------    ---------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain (loss) on:
     Investments (unaffiliated transactions)                       704           2,745          5,543          270            3,521
     Investments (affiliated transactions)                           -              (1)             -            1                -
     Foreign currency transactions                                   1               -              -            -              (14)
  Net increase from payments by USAA Life (Note 7F)                  -               -              -            -                7
  Change in net unrealized appreciation/depreciation of:
     Investments                                                 1,792             239            243         (363)             963
     Foreign currency translations                                   -               -              -            -               (1)
                                                           -----------     -----------    -----------    ---------     ------------
           Net realized and unrealized gain (loss)               2,497           2,983          5,786          (92)           4,476
                                                           -----------     -----------    -----------    ---------     ------------
Increase in net assets resulting
  from operations                                          $     2,510     $     4,061    $     6,454    $     930     $      4,681
                                                           ===========     ===========    ===========    =========     ============

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-35.

                                     -------

                         USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
    (In Thousands)                                    YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                         USAA LIFE                          USAA LIFE
                                                                   AGGRESSIVE GROWTH FUND           DIVERSIFIED ASSETS FUND
                                                                   ----------------------           -----------------------
                                                                      2004           2003              2004            2003
                                                                   -------        -------           -------         -------
From operations:
  Net investment income (loss)                                     $    13        $   (17)          $ 1,078         $   960
  Net realized gain (loss) on:
     Investments                                                       704            (54)            2,744             199
     Foreign currency translations                                       1              -                 -               -
  Change in net unrealized appreciation/depreciation of
     investments                                                     1,792          4,912               239           6,771
                                                                   -------        -------           -------         -------
         Increase in net assets resulting from operations            2,510          4,841             4,061           7,930
                                                                   -------        -------           -------         -------
Distributions to shareholders from:
  Net investment income                                                  -              -              (970)         (1,358)
                                                                   -------        -------           -------         -------
From capital share transactions:
  Proceeds from shares sold                                          1,919          3,018             6,315           5,548
  Dividend reinvestments                                                 -              -               970           1,358
  Cost of shares redeemed                                           (4,042)        (3,489)           (5,985)         (4,997)
                                                                   -------        -------           -------         -------
        Increase in net assets from capital share transactions      (2,123)          (471)            1,300           1,909
                                                                   -------        -------           -------         -------
Net increase from net assets:                                          387          4,370             4,391           8,481
Net assets:
  Beginning of period                                               20,211         15,841            47,457          38,976
                                                                   -------        -------           -------         -------
  End of period                                                    $20,598        $20,211           $51,848         $47,457
                                                                   =======        =======           =======         =======
Accumulated undistributed net investment income:
  End of period                                                    $    14        $     -           $ 1,081         $   970
                                                                   =======        =======           =======         =======
Change in shares outstanding:
  Shares sold                                                          131            239               503             482
  Shares issued for dividends reinvested                                 -              -                79             123
  Shares redeemed                                                     (276)          (279)             (477)           (452)
                                                                   -------        -------           -------         -------
    Increase (decrease) in shares outstanding                         (145)           (40)              105             153
                                                                   =======        =======           =======         =======

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE A-35.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
    (In Thousands)                                    YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                   USAA LIFE                 USAA LIFE              USAA LIFE
                                                            GROWTH AND INCOME FUND          INCOME FUND         WORLD GROWTH FUND
                                                            ----------------------     --------------------     ------------------
                                                               2004           2003        2004         2003        2004       2003
                                                            -------        -------     -------      -------     -------    -------
From operations:
  Net investment income                                     $   668        $   456     $ 1,022      $ 1,337     $   205    $   203
  Net realized gain (loss) on:
    Investments                                               5,543           (168)        271           69       3,521         55
    Foreign currency translations                                 -              -           -            -         (14)        (2)
  Net increase from payments by USAA Life                         -              -           -            -           7          -
  Change in net unrealized appreciation/depreciation of:
    Investments                                                 243         13,297        (363)         (39)        963      5,261
    Foreign currency translations                                 -              -           -            -          (1)         -
                                                            -------        -------     -------      -------     -------    -------
         Increase in net assets resulting from operations     6,454         13,585         930        1,367       4,681      5,517
                                                            -------        -------     -------      -------     -------    -------
Distributions to shareholders from:
  Net investment income                                        (456)          (685)     (1,369)      (1,330)       (213)      (214)
  Net realized gains                                            (57)        (2,041)          -            -           -          -
                                                            -------        -------     -------      -------     -------    -------
         Distributions to shareholders                         (513)        (2,726)     (1,369)      (1,330)       (213)      (214)
                                                            -------        -------     -------      -------     -------    -------
From capital share transactions:
  Proceeds from shares sold                                   5,332          4,356       3,920       16,678       3,451      7,262
  Dividend reinvestments                                        513          2,726       1,369        1,330         213        214
  Cost of shares redeemed                                    (7,099)        (6,431)     (8,498)     (16,739)    (11,611)    (7,990)
                                                            -------        -------     -------      -------     -------    -------
         Increase (decrease) in net assets from
           capital share transactions                        (1,254)           651      (3,209)       1,269      (7,947)      (514)
                                                            -------        -------     -------      -------     -------    -------
Net increase (decrease) from net assets:                      4,687         11,510      (3,648)       1,306      (3,479)     4,789
Net assets:
  Beginning of period                                        59,885         48,375      27,558       26,252      24,748     19,959
                                                            -------        -------     -------      -------     -------    -------
  End of period                                             $64,572        $59,885     $23,910      $27,558     $21,269    $24,748
                                                            =======        =======     =======      =======     =======    =======
Accumulated undistributed net investment income (loss):
  End of period                                             $   668        $   456     $ 1,124      $ 1,413     $   (10)   $    12
                                                            =======        =======     =======      =======     =======    =======
Change in shares outstanding:
  Shares sold                                                   331            306         371        1,535         280        773
  Shares issued for dividends reinvested                         32            207         135          124          16         19
  Shares redeemed                                              (444)          (480)       (797)      (1,552)       (858)      (848)
                                                            -------        -------     -------      -------     -------    -------
     Increase (decrease) in shares outstanding                  (81)            33        (291)         107        (562)       (56)
                                                            =======        =======     =======      =======     =======    =======

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE A-35.

                                     -------

                         USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                             DECEMBER 31, 2004
--------------------------------------------------------------------------------

1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA LIFE INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware statutory trust consisting of five separate funds.

Shares of the Funds currently are offered only to the Separate Accounts of USAA Life Insurance Company (the Separate Accounts) to serve as the funding medium for certain variable annuity contracts and variable universal life insurance policies offered by USAA Life Insurance Company (USAA Life), an affiliate of the Funds.

The investment objectives of the Funds are as follows:

USAA LIFE AGGRESSIVE GROWTH FUND: Appreciation of capital.

USAA LIFE DIVERSIFIED ASSETS FUND: Long-term capital growth, consistent with preservation of capital and balanced by current income.

USAA LIFE GROWTH AND INCOME FUND: Capital growth and secondary objective of current income.

USAA LIFE INCOME FUND: Maximum current income without undue risk to principal.

USAA LIFE WORLD GROWTH FUND: Long-term capital appreciation.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1 Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Funds are valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2 Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Funds' net asset values
   (NAVs) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Funds' NAVs are calculated will not be reflected in the value of the Funds' foreign securities. However, the investment adviser, USAA Investment Management Company (USAA IMCO), an affiliate of the Funds, and the Funds' subadviser(s), if applicable, will monitor for events that would materially affect the value of the Funds' foreign securities and, if necessary, USAA IMCO will value the foreign securities in good faith, considering such available information that USAA IMCO deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Funds may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Funds believe to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3 Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

4 Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

5 Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6 Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Funds, are valued in good faith at fair value, using methods determined by USAA IMCO, in consultation with a Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing those securities at fair value is intended to cause the Funds' NAVs to be more reliable that they otherwise would be.

B. FEDERAL TAXES - The Funds' policy is to comply with the requirements of the Internal

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                (Continued)                                  DECEMBER 31, 2004
--------------------------------------------------------------------------------

Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to their shareholders, the Separate Accounts, and USAA Life. Therefore, no federal income tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

D. REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie
Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Funds, either through their regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Funds and their counterparties, until maturity of the repurchase agreements. The Funds' investment adviser monitors the creditworthiness of sellers with which the Funds may enter into repurchase agreements. As of December 31, 2004, the Funds did not invest in any repurchase agreements.

E. FOREIGN CURRENCY TRANSLATIONS - The assets of each of the Funds except the USAA Life Income Fund may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Funds' accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1 Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

2 Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statements of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Funds on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Funds maintain segregated assets with a market value equal to or greater than the amount of their purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Funds' NAVs to the extent that the Funds make such purchases while remaining substantially fully invested. As of December 31, 2004, none of the Funds had any outstanding when-issued commitments.

G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Funds pay may be reimbursed and used to reduce the Funds' expenses. In addition, through arrangements with the Funds' custodian, realized credits, if any, generated from cash balances in the Funds' bank accounts are used to reduce the Funds' expenses. For the year ended December 31, 2004, brokerage commission reimbursements reduced the Funds' expenses by the following amounts.

USAA Life Aggressive Growth Fund      $ 7,000
USAA Life Diversified Assets Fund       7,000
USAA Life Growth and
  Income Fund                          14,000
USAA Life Income Fund                      --
USAA Life World Growth Fund             6,000

Custodian credits reduced the Funds' expenses by less than $500, resulting in a total approximate reduction of the Funds' expenses equal to the brokerage commission reimbursements.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                (Continued)                                  DECEMBER 31, 2004
--------------------------------------------------------------------------------

trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

2) LINE OF CREDIT

The Funds participate with other USAA funds in a joint, short-term, committed revolving loan agreement of $400 million with USAA Capital Corporation (CAPCO), an affiliate of USAA Life and USAA IMCO. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from CAPCO an amount up to 5% of its total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees in aggregate by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended December 31, 2004, each of the Funds of the Trust paid CAPCO facility fees of less than $500. None of the Funds had any borrowings under this agreement during the year ended December 31, 2004.

On December 8, 2004, the Trust's Board of Trustees approved, effective January 6, 2005, the renewal of the line of credit with CAPCO at a reduced amount of $300 million.

3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for security paydown losses and foreign currency gains and losses resulted in reclassifications to the statement of assets and liabilities for the following Funds: the USAA Life Aggressive Growth Fund to increase accumulated undistributed net investment income and increase accumulated undistributed net realized loss on investments by $1,000; the USAA Life Diversified Assets Fund to increase accumulated undistributed net investment income and increase accumulated undistributed net realized loss on investments by $3,000; the USAA Life Income Fund to increase accumulated undistributed net investment income and increase accumulated undistributed net realized loss on investments by $58,000; and the USAA Life World Growth Fund to decrease accumulated undistributed net investment income and increase accumulated net realized gain on investments by $14,000. These reclassifications have no effect on net assets.

The tax character of distributions paid during the years ended December 31, 2004 and 2003, was as follows (in thousands):

                                                   USAA LIFE      USAA LIFE        USAA LIFE       USAA LIFE        USAA LIFE
                                                  AGGRESSIVE     DIVERSIFIED      GROWTH AND        INCOME         WORLD GROWTH
                                                 GROWTH FUND     ASSETS FUND      INCOME FUND        FUND              FUND
                                                 -----------     -----------      -----------    -------------     ------------
                                                 2004   2003     2004  2003       2004   2003     2004   2003      2004    2003
                                                 ----   ----     ---- ------      ----   ----    ------ ------     ----   -----
Ordinary income                                  $-      $-      $970 $1,358      $456   $685    $1,369 $1,330     $213    $214
Long-term realized capital gains                  -       -         -      -        57  2,041         -      -        -       -

As of December 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows (in thousands):

                                                   USAA LIFE      USAA LIFE         USAA LIFE      USAA LIFE         USAA LIFE
                                                  AGGRESSIVE     DIVERSIFIED       GROWTH AND       INCOME          WORLD GROWTH
                                                  GROWTH FUND     ASSETS FUND      INCOME FUND        FUND              FUND
                                                 ------------    ------------      -----------     ---------        ------------

Undistributed ordinary income                    $         14    $      1,081      $     2,462     $   1,124        $          1
Undistributed long-term capital gains                       -               -            3,712             -               1,290
Accumulated capital and other losses                   (2,303)           (155)               -        (1,644)                (11)
Unrealized appreciation (depreciation)
of investments                                          6,094           6,252           11,360           997               6,043
Unrealized appreciation of foreign
currency contracts                                          -               -                -             -                   1

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                            (Continued)                     DECEMBER 31, 2004
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made to the shareholders, the Separate Accounts, and USAA Life, annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. USAA Life was a shareholder only in the USAA Life World Growth Fund during the year ended December 31, 2004.

For the year ended December 31, 2004, the Funds utilized capital loss carryovers as follows (in thousands) to offset capital gains:

                                                   USAA LIFE      USAA LIFE        USAA LIFE      USAA LIFE         USAA LIFE
                                                  AGGRESSIVE     DIVERSIFIED      GROWTH AND       INCOME          WORLD GROWTH
                                                  GROWTH FUND    ASSETS FUND      INCOME FUND       FUND               FUND
                                                 ------------    -----------      -----------     ---------        ------------
                                                 $        602    $     2,688      $         -     $     168        $      2,241

At December 31, 2004, the Funds had the following capital loss carryovers and post-October deferred capital losses for federal income tax purposes (in thousands):

                                                   USAA LIFE      USAA LIFE         USAA LIFE      USAA LIFE         USAA LIFE
                                                  AGGRESSIVE     DIVERSIFIED        GROWTH AND       INCOME         WORLD GROWTH
                                                  GROWTH FUND    ASSETS FUND       INCOME FUND        FUND              FUND
                                                 ------------    ------------      -----------     ---------        ------------
Post-October deferred currency loss              $          -    $          -      $         -     $       -        $         11
                                                 ------------    ------------      -----------     ---------        ------------
Capital loss carryovers:
  Expiring 2008                                             -               -                -           609                   -
  Expiring 2010                                         2,199             155                -         1,035                   -
  Expiring 2011                                           104               -                -             -                   -
                                                 ------------    ------------      -----------     ---------        ------------
Total capital loss carryovers                    $      2,303    $        155      $         -     $   1,644        $          -
                                                 ============    ============      ===========     =========        ============

The post-October currency losses will be recognized on the first day of the following fiscal year. The capital loss carryovers will expire on the dates noted above, if not offset by subsequent capital gains. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2004, were as follows (in thousands):

                                                   USAA LIFE      USAA LIFE        USAA LIFE      USAA LIFE         USAA LIFE
                                                  AGGRESSIVE     DIVERSIFIED       GROWTH AND      INCOME          WORLD GROWTH
                                                  GROWTH FUND    ASSETS FUND      INCOME FUND       FUND               FUND
                                                 ------------    -----------      -----------     ---------        ------------
Purchases                                        $     14,664    $    29,167      $    46,184     $   6,296        $     12,850
Sales/Maturities                                       15,981         27,111           47,526         9,510              20,746

The cost of securities at December 31, 2004, for federal income tax purposes, was as follows (in thousands):

                                                   USAA LIFE      USAA LIFE         USAA LIFE      USAA LIFE          USAA LIFE
                                                  AGGRESSIVE     DIVERSIFIED        GROWTH AND      INCOME          WORLD GROWTH
                                                  GROWTH FUND    ASSETS FUND       INCOME FUND       FUND               FUND
                                                 ------------    ------------      -----------     ---------        ------------
                                                 $     14,455    $     45,505      $    53,303     $  22,731        $     14,680

Gross unrealized appreciation and depreciation of investments as of December 31, 2004, for federal income tax purposes, were as follows (in thousands):

                                                   USAA LIFE      USAA LIFE         USAA LIFE      USAA LIFE         USAA LIFE
                                                   AGGRESSIVE    DIVERSIFIED       GROWTH AND       INCOME          WORLD GROWTH
                                                  GROWTH FUND    ASSETS FUND       INCOME FUND       FUND               FUND
                                                 ------------    ------------      -----------     ---------        ------------
Appreciation                                     $      6,104    $      6,454      $    11,860     $   1,095        $      6,101
Depreciation                                              (10)           (202)            (500)         ( 98)                (58)
                                                 ------------    ------------      -----------     ---------        ------------
Net                                              $      6,094    $      6,252      $    11,360     $     997        $      6,043
                                                 ============    ============      ===========     =========        ============

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                (Continued)                                  DECEMBER 31, 2004
--------------------------------------------------------------------------------

5) FOREIGN CURRENCY CONTRACTS

A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The USAA Life Aggressive Growth Fund, the USAA Life Diversified Assets Fund, the USAA Life Growth and Income Fund, and the USAA Life World Growth Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Funds to "lock in" the U.S. dollar price of the security. These Funds may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Funds' portfolios. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Funds' giving up the opportunity for potential profit.

At December 31, 2004, the terms of open currency contracts for the USAA Life World Growth Fund were as follows (in thousands):

USAA LIFE WORLD GROWTH FUND

Currency Contracts to Buy:

                                                                                   UNREALIZED
                                        U.S. DOLLAR VALUE      IN EXCHANGE       APPRECIATION/
EXCHANGE DATE   CONTRACTS TO RECEIVE    AS OF 12/31/2004      FOR U.S. DOLLAR    (DEPRECIATION)
-------------   --------------------    -----------------     ---------------    --------------
 1/03/2005            7 Euro                  $  9                $  9                 $ -
 1/05/2005            7 Euro                     9                   9                   -
                                              ----                ----                 ---
                                              $ 18                $ 18                 $ -
                                              ====                ====                 ===

Currency Contracts to Sell:

                                                                                   UNREALIZED
                                        U.S. DOLLAR VALUE      IN EXCHANGE       APPRECIATION/
EXCHANGE DATE   CONTRACTS TO DELIVER    AS OF 12/31/2004      FOR U.S. DOLLAR    (DEPRECIATION)
-------------   --------------------    -----------------     ---------------    --------------
  1/04/2005     30 Australian Dollar          $  23              $  23               $  -
  1/04/2005     24 Canadian Dollar               20                 20                  -
  1/03/2005         18 Euro                      25                 25                  -
  1/04/2005          4 Euro                       5                  5                  -
  1/05/2005          4 Euro                       5                  5                  -
  1/04/2005     95 Pound Sterling               182                182                  -
  1/04/2005     8,762 Japanese Yen               86                 85                 (1)
  1/03/2005     421 Swedish Krona                63                 64                  1
                                              -----              -----               ----
                                              $ 409              $ 409               $  -
                                              =====              =====               ====

6) LENDING OF PORTFOLIO SECURITIES

The Funds, through their third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Funds and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Funds in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the year ended December 31, 2004, the USAA Life Growth and Income Fund received securities-lending income of $1,000, which is net of the 20% income retained by MetWest. As of December 31, 2004, none of the Funds had any securities on loan.

7) TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES - USAA IMCO provides investment management services to the Funds

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                (Continued)                                  DECEMBER 31, 2004
--------------------------------------------------------------------------------

pursuant to an Investment Advisory Agreement. Under this agreement, USAA IMCO carries out the Funds' investment policies and directly manages the day-to-day investment of the non-equity portions of the Funds' assets, subject to the authority of and supervision by the Trust's Board of Trustees. USAA IMCO is indirectly wholly owned by USAA. The Funds are also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Funds' assets. USAA IMCO monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. USAA IMCO also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of each Fund's assets, and USAA IMCO can change the allocations without shareholder approval.

The Funds' advisory fees are computed at an annualized rate of 0.50% of the monthly average net assets of the USAA Life Aggressive Growth Fund, 0.35% of the monthly average net assets of the USAA Life World Growth Fund, and 0.20% of the monthly average net assets for each of the other Funds of the Trust for each calendar month. For the year ended December 31, 2004, the Funds incurred the following advisory fees, paid or payable to USAA IMCO, excluding expense reimbursements:

USAA Life Aggressive Growth Fund                   $ 97,000
USAA Life Diversified Assets Fund                    99,000
USAA Life Growth and Income Fund                    122,000
USAA Life Income Fund                                49,000
USAA Life World Growth Fund                          95,000

B. SUBADVISORY ARRANGEMENTS - USAA IMCO has entered into subadvisory agreements with the subadvisers listed below, under which the subadvisers direct the investment and reinvestment of the portions of the Funds' assets invested in equity securities (as allocated from time to time by USAA IMCO).

MARSICO CAPITAL MANAGEMENT, LLC

 (USAA LIFE AGGRESSIVE GROWTH FUND):

USAA IMCO (not the Fund) pays Marsico Capital Management (Marsico Capital) a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average daily net assets that Marsico Capital manages. For the year ended December 31, 2004, USAA IMCO paid Marsico Capital subadvisory fees of $39,000.

MFS INVESTMENT MANAGEMENT

 (USAA LIFE WORLD GROWTH FUND):

USAA IMCO (not the Fund) pays MFS Investment Management (MFSIM) a subadvisory fee in the annual amount of 0.335% of the first $350 million of the aggregate average net assets of the USAA Life World Growth Fund and all of the other funds in the USAA family of funds that MFSIM manages (the USAA International Fund, the USAA World Growth Fund, and the portion of the USAA Cornerstone Strategy Fund that MFSIM manages) (MFSIM Funds), plus 0.225% of the aggregate average net assets of the MFSIM Funds over $350 million but not over $1 billion, and 0.200% of the aggregate average net assets of the MFSIM Funds over $1 billion. Prior to August 1, 2004, USAA IMCO (not the Fund) paid MFSIM a subadvisory fee in the annual amount of 0.335% of the first $350 million of the aggregate average net assets of the MFSIM Funds, plus 0.225% of the aggregate average net assets of the MFSIM Funds over $350 million. For the year ended December 31, 2004, USAA IMCO paid MFSIM subadvisory fees of $3,036,000 for the MFSIM Funds in total, of which $69,000 was based on the average net assets of the USAA Life World Growth Fund.

WELLINGTON MANAGEMENT COMPANY, LLP

(USAA LIFE DIVERSIFIED ASSETS FUND AND USAA LIFE GROWTH AND INCOME FUND):

USAA IMCO (not the Funds) pays Wellington Management Company, LLP (Wellington Management) a subadvisory fee in the annual amount not to exceed 0.20% of the portion of each Fund's average daily net assets that Wellington Management manages. For the year ended December 31, 2004, USAA IMCO paid Wellington Management subadvisory fees of $59,000 and $109,000 for the USAA Life Diversified Assets Fund and USAA Life Growth and Income Fund, respectively.

C. ADMINISTRATIVE FEES - As outlined in the Administrative Services Agreement between USAA Life and the Trust, USAA Life provides certain management, administrative, legal, clerical, accounting, and record-keeping services necessary or appropriate to conduct the Trust's business and operations. Fees are based on estimated time spent to provide such services. Under a separate arrangement between USAA Life and USAA IMCO, USAA Life delegates certain mutual fund accounting and financial reporting duties under the Administrative Services Agreement to USAA IMCO and reimburses USAA IMCO for its costs in providing these services. For the year ended December 31, 2004, each of the Funds paid USAA Life administrative fees of $50,000, excluding expense reimbursements.

D. EXPENSES REIMBURSED - USAA Life, out of its general account, has voluntarily agreed to pay directly or reimburse the Trust for Trust expenses to the extent that such expenses exceed 0.95% of the monthly average net assets of the USAA Life Aggressive Growth Fund and the USAA Life World Growth Fund, 0.75% of the monthly average net assets of the USAA Life Diversified Assets Fund, 0.60% of the monthly average net assets of the USAA Life Growth and Income Fund, and 0.65% of the monthly average net assets of the USAA Life Income Fund, before reductions of any expenses paid indirectly. This agreement may be modified or terminated at any time. During the year ended December 31, 2004, the Funds incurred

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                (Continued)                                  DECEMBER 31, 2004
--------------------------------------------------------------------------------

the following reimbursable expenses exceeding the above limitations:

USAA Life Aggressive Growth Fund            $67,000
USAA Life Diversified Assets Fund                 -
USAA Life Growth and Income Fund                  -
USAA Life Income Fund                        34,000
USAA Life World Growth Fund                  54,000

E. UNDERWRITING AGREEMENT - The Trust has an agreement with USAA IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. USAA IMCO receives no commissions or fees for this service.

F. SHARE OWNERSHIP - During the year ended December 31, 2004, USAA Life redeemed all of its shares in the USAA Life World Growth Fund. As of December 31, 2004, all shares of the Funds are owned by the Separate Accounts.

The ownership percentage of each of the Separate Accounts in each of the Funds is as follows:

                                                           LIFE
                                                         INSURANCE
                                     SEPARATE            SEPARATE
                                    ACCOUNT OF          ACCOUNT OF
                                     USAA LIFE           USAA LIFE
                                     INSURANCE           INSURANCE
                                      COMPANY             COMPANY
USAA Life Aggressive Growth Fund      93.05%               6.95%

USAA Life Diversified Assets Fund     98.11%               1.89%

USAA Life Growth and Income Fund      98.33%               1.67%

USAA Life Income Fund                 97.90%               2.10%

USAA Life World Growth Fund           97.85%               2.15%

For the year ended December 31, 2004, the USAA Life World Growth Fund recorded a receivable from USAA Life of $7,000 for reimbursement of commissions on sales of securities related to USAA Life's redemptions of Fund shares.

Certain trustees and officers of the Funds are also directors, officers, and/or employees of USAA Life or USAA IMCO. None of the affiliated trustees or Fund officers received any compensation from the Funds.

G. SECURITY TRANSACTIONS WITH AFFILIATED FUNDS - During the year ended December 31, 2004, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, security transactions were executed between the following funds in the Trust and affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                                                                    NET REALIZED
                                                                         COST TO     GAIN (LOSS)
    SELLER                                    PURCHASER                 PURCHASER    TO SELLER
USAA Life Income Fund               USAA Balanced Strategy Fund         $501,000      $ 1,000
USAA Life Diversified Assets Fund   USAA Cornerstone Strategy Fund       499,000       (1,000)

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                (Continued)                                  DECEMBER 31, 2004
--------------------------------------------------------------------------------

8)  FINANCIAL HIGHLIGHTS
    PER SHARE OPERATING PERFORMANCE FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                           USAA LIFE AGGRESSIVE GROWTH FUND
                                               ===============================================================================
                                                                              Year ended December 31,
                                               -------------------------------------------------------------------------------
                                                  2004             2003               2002              2001             2000
                                                 ------           ------            -------            ------           ------
Net asset value at beginning of period         $  14.39         $  10.96           $  15.82          $  20.67         $  25.03
                                               --------         --------           --------          --------         --------
Income (loss) from investment operations:
    Net investment income (loss)                    .01             (.01)(a)           (.04)(a)          (.06)(a)         (.05)(a)
    Net realized and unrealized gain (loss)        1.95             3.44(a)           (4.82)(a)         (4.78)(a)        (3.81)(a)
                                               --------         --------           --------          --------         --------
Total from investment operations                   1.96             3.43(a)           (4.86)(a)         (4.84)(a)        (3.86)(a)
                                               --------         --------           --------          --------         --------
Less distributions:
    From realized capital gains                      -                -                  -               (.01)            (.50)
                                               --------         --------           --------          --------         --------
Net asset value at end of period               $  16.35         $  14.39           $  10.96          $  15.82         $  20.67
                                               ========         ========           ========          ========         ========
Total return (%)*                                 13.62            31.30             (30.72)           (23.44)          (15.43)
Net assets at end of period (000)              $ 20,598         $ 20,211           $ 15,841          $ 25,804         $ 69,242
Ratio of expenses to average net assets (%)**       .95(b,c)         .88(b,c)           .70(b,c)          .70(b,c)         .70(b,c)
Ratio of expenses to average net assets
    excluding reimbursements (%)**                 1.29(c)          1.34(c)            1.18(c)           1.03(c)           .76(c)
Ratio of net investment income (loss)
    to average net assets (%)**                     .07             (.10)              (.34)             (.33)            (.20)
Portfolio turnover (%)                            77.11            87.49             265.66            116.09            23.51

                                                                        USAA LIFE DIVERSIFIED ASSETS FUND
                                               ===============================================================================
                                                                              Year ended December 31,
                                               -------------------------------------------------------------------------------
                                                  2004            2003               2002              2001              2000
                                                 ------          ------            -------            ------           -------
Net asset value at beginning of period         $  12.42         $  10.63           $  12.96          $  12.90         $  12.41
                                               --------         --------           --------          --------         --------
Income (loss) from investment operations:
    Net investment income                           .27              .27                .32               .42(a,d)         .49
    Net realized and unrealized gain (loss)         .77             1.90              (1.69)             1.28(a,d)         .01
                                               --------         --------           --------          --------         --------
Total from investment operations                   1.04             2.17              (1.37)             1.70(a,d)         .50
                                               --------         --------           --------          --------         --------
Less distributions:
    From net investment income                     (.25)            (.38)              (.33)             (.48)            (.01)
    From realized capital gains                       -                -               (.63)            (1.16)               -
                                               --------         --------           --------          --------         --------
Total distributions                                (.25)            (.38)              (.96)            (1.64)            (.01)
                                               --------         --------           --------          --------         --------
Net asset value at end of period               $  13.21         $  12.42           $  10.63          $  12.96         $  12.90
                                               ========         ========           ========          ========         ========
Total return (%)*                                  8.50            20.92             (11.37)            13.36             4.02
Net assets at end of period (000)              $ 51,848         $ 47,457           $ 38,976          $ 42,863         $ 33,610
Ratio of expenses to average net assets (%)**       .63(b,c)         .63(b,c)           .35(b,c)          .35(b,c)         .35(b,c)
Ratio of expenses to average net assets
    excluding reimbursements (%)**                    -              .77(c)             .58(c)            .59(c)           .60(c)
Ratio of net investment income
    to average net assets (%)**                    2.19             2.32               3.14              3.26(d)          3.70
Portfolio turnover (%)                            56.47            55.52             111.63             41.62            61.98
*   Assumes reinvestment of all net investment income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
**  For the year ended December 31, 2004, average net assets for the USAA Life Aggressive Growth Fund and the USAA Life Diversified
     Assets Fund were $19,360,000 and $49,293,000, respectively.
(a) Calculated using average shares.
(b) Effective May 1, 2003, USAA Life voluntarily agreed to limit the expense ratios of the USAA Life Aggressive Growth Fund and the
    USAA Life Diversified Assets Fund to 0.95% and 0.75%, respectively, of the Funds' average net assets, excluding any expenses paid indirectly. Prior to this date, the voluntary expense limits for the USAA Life Aggressive Growth Fund and the USAA Life
    Diversified Assets Fund were 0.70% and 0.35%, respectively.
(c) Reflects total operating expenses of the Funds before reductions of any expenses paid indirectly. The Funds' expenses paid indirectly decreased the expense ratios
    as follows:
    USAA Life Aggressive Growth Fund               (.04%)           (.03%)             (.01%)               -                -
    USAA Life Diversified Assets Fund              (.02%)           (.02%)                -                 -                -
(d) In 2001, a change in amortization method was made as required by an accounting pronouncement. This change had no impact on these amounts.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                (Continued)                                  DECEMBER 31, 2004
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          USAA LIFE GROWTH AND INCOME FUND
                                                 =============================================================================
                                                                              Year ended December 31,
                                                 -----------------------------------------------------------------------------
                                                   2004             2003              2002             2001             2000
                                                 --------          ------           -------           ------          --------
Net asset value at beginning of period           $  15.81         $  12.88          $  17.09         $  19.39         $  18.75
                                                 --------         --------          --------         --------         --------
Income (loss) from investment operations:
    Net investment income                             .18              .13               .19              .24              .18
    Net realized and unrealized gain (loss)          1.57             3.58             (3.74)           (1.27)             .51
                                                 --------         --------          --------         --------         --------
Total from investment operations                     1.75             3.71             (3.55)           (1.03)             .69
                                                 --------         --------          --------         --------         --------
Less distributions:
    From net investment income                       (.12)            (.20)             (.24)            (.27)            (.01)
    From realized capital gains                      (.02)            (.58)            (.42)            (1.00)            (.04)
                                                 --------         --------          --------         --------         --------
Total distributions                                  (.14)            (.78)            (.66)            (1.27)            (.05)
                                                 --------         --------          --------         --------         --------
Net asset value at end of period                 $  17.42         $  15.81          $  12.88         $  17.09         $  19.39
                                                 ========         ========          ========         ========         ========
Total return (%)*                                   11.14            30.04            (21.50)           (5.89)            3.70
Net assets at end of period (000)                $ 64,572         $ 59,885          $ 48,375         $ 70,512         $ 77,746
Ratio of expenses to average net assets (%)**         .52(b,c)         .52(b,c)          .35(b,c)         .35(b,c)         .35(b,c)
Ratio of expenses to average net assets
    excluding reimbursements (%)**                      -              .62(c)            .46(c)           .42(c)           .40(c)
Ratio of net investment income
    to average net assets (%)**                      1.10              .89              1.16             1.31             1.36
Portfolio turnover (%)                              76.90            70.39             88.68            25.63            20.19

                                                                             USAA LIFE INCOME FUND
                                                 =============================================================================
                                                                            Year ended December 31,
                                                 -----------------------------------------------------------------------------
                                                   2004             2003               2002             2001            2000
                                                  ------           ------             ------           ------          ------
Net asset value at beginning of period           $  10.84         $  10.78          $  10.61         $  10.43        $   9.14
                                                 --------         --------          --------         --------        --------
Income (loss) from investment operations:
    Net investment income                             .55              .47               .61              .68(a,d)        .70
    Net realized and unrealized gain (loss)          (.16)             .06               .18              .04(a,d)        .59
                                                 --------         --------          --------         --------        --------
Total from investment operations                      .39              .53               .79              .72(a,d)       1.29
                                                 --------         --------          --------         --------        --------
Less distributions:
    From net investment income                       (.61)            (.47)             (.62)            (.54)              -
    From realized capital gains                         -               -                  -                -               -
                                                 --------         --------          --------         --------        --------
Total distributions                                  (.61)            (.47)             (.62)            (.54)              -
                                                 --------         --------          --------         --------        --------
Net asset value at end of period                 $  10.62         $  10.84          $  10.78         $  10.61        $  10.43
                                                 ========         ========          ========         ========        ========
Total return (%)*                                    3.81             4.92              7.95             7.21           14.00
Net assets at end of period (000)                $ 23,910         $ 27,558          $ 26,252         $ 23,236        $ 13,500
Ratio of expenses to average net assets (%)**         .65(b,c)         .55(b,c)          .35(b,c)         .35(b,c)        .35(b,c)
Ratio of expenses to average net assets
    excluding reimbursements (%)**                    .79(c)           .74(c)            .71(c)           .85(c)         1.15(c)
Ratio of net investment income
    to average net assets (%)**                      4.18             4.51              5.67             6.32(d)         6.98
Portfolio turnover (%)                              26.73            52.60             54.63            55.79           68.10

*   Assumes reinvestment of all net investment income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown. Calculated using adjusted net assets and could differ from the Lipper reported return.
**  For the year ended December 31, 2004, average net assets for the USAA Life Growth and Income Fund and the USAA Life
    Income Fund were $60,685,000 and $24,448,000, respectively.
(a) Calculated using average shares.
(b) Effective May 1, 2003, USAA Life voluntarily agreed to limit the expense ratios of the USAA Life Growth and Income Fund and the USAA Life Income Fund to 0.60% and 0.65%, respectively, of the Funds' average net assets, excluding any expenses paid indirectly. Prior to this date, the voluntary expense limit for the USAA Life Growth and Income Fund and the USAA Life Income
    Fund was 0.35%.
(c) Reflects total operating expenses of the Funds before reductions of any expenses paid indirectly. The Funds' expenses paid indirectly decreased the expense ratios as follows:
    USAA Life Growth and Income Fund                 (.03%)           (.03%)               -                -               -
    USAA Life Income Fund                               -                -              (.01%)              -               -
(d) In 2001, a change in amortization method was made as required by anaccounting pronouncement. Without this change, the ratio of net investment income to average net assets would have been 6.31%. None of the other numbers would have changed.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                (Continued)                                  DECEMBER 31, 2004
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                           USAA LIFE WORLD GROWTH FUND
                                                 =============================================================================
                                                                              Year ended December 31,
                                                 -----------------------------------------------------------------------------
                                                    2004             2003              2002             2001             2000
                                                   ------           ------           -------           ------           ------
Net asset value at beginning of period           $  11.70          $   9.19          $  10.98         $  13.41        $  15.97
                                                 --------          --------          --------         --------        --------
Income (loss) from investment operations:
   Net investment income                              .12               .10               .11              .13             .12
   Net realized and unrealized gain (loss)           2.01              2.51             (1.80)           (2.43)          (1.75)
   Net increase from payments by USAA Life            .00(c)              -                 -                -               -
                                                 --------          --------          --------         --------        --------
Total from investment operations                     2.13              2.61             (1.69)           (2.30)          (1.63)
                                                 --------          --------          --------         --------        --------
Less distributions:
   From net investment income                        (.13)             (.10)             (.10)            (.13)           (.12)
   From realized capital gains                          -                 -                 -                -            (.81)
                                                 --------          --------          --------         --------        --------
Total distributions                                  (.13)             (.10)             (.10)            (.13)           (.93)
                                                 --------          --------          --------         --------        --------
Net asset value at end of period                 $  13.70          $  11.70          $   9.19         $  10.98        $  13.41
                                                 ========          ========          ========         ========        ========

Total return (%)*                                   18.23(d)          28.45            (15.35)          (17.15)         (10.34)
Net assets at end of period (000)                $ 21,269          $ 24,748          $ 19,959         $ 25,234        $ 33,262
Ratio of expenses to average net assets (%)**         .95(a,b)          .86(a,b)          .65(a,b)         .65(a,b)        .65(a,b)
Ratio of expenses to average net assets
   excluding reimbursements (%)**                    1.15(b)           1.87(b)           1.52(b)          1.11(b)          .83(b)
Ratio of net investment income
   to average net assets (%)**                        .76               .96              1.12              .99             .82
Portfolio turnover (%)                              50.12             58.38            121.54            49.27           38.37

*   Assumes reinvestment of all net investment income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
    Calculated using adjusted net assets and could differ from the Lipper reported return.
**  For the year ended December 31, 2004, average net assets were $27,029,000.
(a) Effective May 1, 2003, USAA Life voluntarily agreed to limit the Fund's expense ratio to 0.95% of the Fund's average net assets, excluding any expenses paid indirectly. Prior to this date, the voluntary expense limit was 0.65%.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                     (.02%)            (.01%)            (.01%)              -               -
(c) Represents less than $0.01 per share.
(d) For the year ended December 31, 2004, USAA Life voluntarily reimbursed the Fund for commissions incurred on sales of securities related to USAA Life's redemption of Fund shares. Excluding that reimbursement, the Fund's total return would have been
     18.14%.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 EXPENSE EXAMPLE
--------------------------------------------------------------------------------
                                                DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

         As an investor in the underlying Funds of the USAA Life variable annuity contracts and variable universal life insurance policies, you incur indirect costs of the Funds, including advisory fees, administrative fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Insurance contract charges (direct costs) that you incur, such as the mortality and expense charges, are not included in this example.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2004, through December 31, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The line labeled "actual" under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value at the underlying fund NAV level by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund(s) in the "actual" line under the heading "Expenses Paid During Period" to estimate the underlying Funds' expenses you paid during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The line labeled "hypothetical" under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight only the ongoing costs of the underlying Funds and do not reflect any direct insurance contract costs, such mortality and expense charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds under different variable annuity contracts or variable insurance policies. In addition, if these direct costs were included, your costs would have been higher.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 EXPENSE EXAMPLE
--------------------------------------------------------------------------------
               (Continued)                       DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                            EXPENSES PAID
                                                    BEGINNING                     ENDING                    DURING PERIOD*
                                                   ACCOUNT VALUE               ACCOUNT VALUE                JULY 1, 2004 -
                                                   JULY 1, 2004             DECEMBER 31, 2004             DECEMBER 31, 2004
                                                   ------------------------------------------------------------------------
USAA LIFE AGGRESSIVE GROWTH FUND
   Actual                                            $1,000.00                   $1,113.00                       $4.99
   Hypothetical (5% return before expenses)           1,000.00                    1,020.42                        4.77
USAA LIFE DIVERSIFIED ASSETS FUND
   Actual                                             1,000.00                    1,056.80                        3.02
   Hypothetical (5% return before expenses)           1,000.00                    1,022.20                        2.97
USAA LIFE GROWTH AND INCOME FUND
   Actual                                             1,000.00                    1,068.10                        2.37
   Hypothetical (5% return before expenses)           1,000.00                    1,022.85                        2.31
USAA LIFE INCOME FUND
   Actual                                             1,000.00                    1,042.20                        3.33
   Hypothetical (5% return before expenses)           1,000.00                    1,021.87                        3.30
USAA LIFE WORLD GROWTH FUND
   Actual                                             1,000,00                    1,112.30                        4.86
   Hypothetical (5% return before expenses)           1,000.00                    1,020.53                        4.65

*Expenses are equal to the Funds' annualized expense ratios shown below, which are net of reimbursements and any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Funds' actual ending account values are based on their actual total returns for the six-month period of July 1, 2004, through December 31, 2004, as shown below:

                                           Net Expense Ratio         Six-Month Total Return
USAA Life Aggressive Growth Fund                 0.94%                       11.30%
USAA Life Diversified Assets Fund                0.59                         5.68
USAA Life Growth and Income Fund                 0.45                         6.81
USAA Life Income Fund                            0.65                         4.22
USAA Life World Growth Fund                      0.92                        11.23

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

Copies of USAA IMCO's proxy voting policies and procedures, approved by the Trust's Board of Trustees, for use in voting proxies on behalf of the Funds, are available without charge (i) by calling 800-531-4265; (ii) at usaa.com; and
(iii) on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (i) at usaa.com; and (ii) on the SEC's Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Form N-Qs are available (i) by calling (800) 531-8448; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Form N-Qs also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
--------------------------------------------------------------------------------

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

                       TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees consists of three Trustees who supervise the business affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Funds' business and for ensuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Trustees periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including IMCO and its affiliates. The term of office for each Trustee shall be fifteen (15)years or until the Trustee reaches age 70. Set forth below are the Trustees and officers of the Trust, their ages, their respective offices and principal occupations during the past five years, length of time served, and information relating to any other directorships held. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, Texas 78288. If you would like more information about the Trust's Trustees, you may call (800) 531-4265 to request a free copy of the Life Investment Trust's statement of additional information (SAI).

INTERESTED TRUSTEE

KRISTI A.MATUS
TRUSTEE,
CHAIR OF THE BOARD OF TRUSTEES AND PRESIDENT
DATE OF BIRTH:FEBRUARY 1968

President, Chief Executive Officer, Director, and Vice Chair of the Board of Directors, USAA Life Insurance Company (3/04-present); Vice President, Products & Regulatory Management, USAA Life Insurance Company (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life Insurance Company (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02); Managing Director, AAL Member Credit Union (10/99-5/01).

Ms. Matus has served in her capacity as Trustee since March 2004.

NON-INTERESTED TRUSTEES

NEIL H.STONE
TRUSTEE
645 LOCKHILL SELMA
SAN ANTONIO, TX 78216
DATE OF BIRTH:APRIL 1943

Attorney (Associate), Gendry & Sprague, P.C. (12/92-present). Mr. Stone has served in his capacity as Trustee since December 1994.

Mr. Stone holds no other directorships of any publicly held corporations or other investment company outside the USAA Life Investment Trust.

DR.GARY W.WEST
TRUSTEE
8038 WURZBACH, SUITE 270
SAN ANTONIO, TX 78229
DATE OF BIRTH:APRIL 1940

President, Radiation Oncology of San Antonio, Professional Association (12/94-present). Dr. West has served in his capacity as Trustee since December 1994.

Dr.West holds no other directorships of any publicly held corporations or other investment company outside the USAA Life Investment Trust.

INTERESTED OFFICERS(1)

CHRISTOPHER W.CLAUS
SENIOR VICE PRESIDENT
DATE OF BIRTH:DECEMBER 1960

President, Chief Executive Officer, Director, and Chairman of the Board of Directors, USAA Investment Management Company (IMCO) (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04);Senior Vice President, Investment Sales and Service, USAA IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr.Claus also serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of December 31, 2004. Mr. Claus is also the President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS).

Mr. Claus serves as President, Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds, consisting of four registered investment companies offering 38 individual funds as of December 31, 2004. Mr. Claus is also President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services.

RUSSELL A.EVENSON
VICE PRESIDENT
DATE OF BIRTH:OCTOBER 1947

Senior Vice President, Chief Life Actuary, USAA Life Insurance Company (USAA
Life) (4/01-8/01, 9/02-present); Senior Vice President, Actuarial & Marketing, USAA Life Insurance Company (9/01-8/02); Senior Vice President, Benefit & Production Solutions, Aid Association for Lutherans (5/99-3/01); Senior Vice President & Corporate Actuary, North American Company for Life & Health (11/98-4/99); Senior Vice President and Chief Actuary/Director, Midland National Life Insurance Company (3/89-4/99).

CLIFFORD A.GLADSON
VICE PRESIDENT
DATE OF BIRTH:NOVEMBER 1950

Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, USAA IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, USAA IMCO, (12/99-5/02).

Mr. Gladson also holds the officer position of Vice President of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of December 31, 2004.

                                     -------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

                       TRUSTEES AND OFFICERS OF THE TRUST

STUART WESTER
VICE PRESIDENT
DATE OF BIRTH:JUNE 1947

Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, USAA CAPCO (6/96-1/99).

Mr. Wester also holds the officer position of Vice President of the USAA family of funds, consisting of four registered investment companies offering 38 individual funds as of December 31, 2004.

MARK S.HOWARD
SECRETARY
DATE OF BIRTH:OCTOBER 1963

Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, USAA IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, USAA IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00).

Mr. Howard also serves as Secretary for the USAA family of funds, consisting of four registered investment companies offering 38 individual funds as of December 31, 2004; and Senior Vice President, Secretary, and Counsel of USAA Life, USAA IMCO, USAA SAS, USAA Financial Planning Services Insurance Agency, Inc. (FPS), and USAA Financial Advisors, Inc. (FAI).

DAVID M.HOLMES
TREASURER
DATE OF BIRTH:JUNE 1960

Senior Vice President, Life Underwriting, USAA Life Insurance Company (11/04-present); Senior Vice President, USAA Life/IMCO/FPS Senior Financial Officer, USAA (12/02-11/04); Senior Vice President, Senior Financial Officer, and Treasurer, USAA IMCO (6/01-12/02); and Vice President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01).

Mr. Holmes is a director of USAA Life Insurance Company and also serves as Treasurer of the USAA family of funds, con sisting of four registered investment companies offering 38 individual funds as of December 31, 2004, and Senior Vice President, Senior Financial Officer, and Treasurer of USAA Life, USAA IMCO, USAA SAS, USAA FPS, and USAA FAI.

EILEEN M.SMILEY
ASSISTANT SECRETARY
DATE OF BIRTH:NOVEMBER 1959

Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03).

Ms. Smiley also serves as Assistant Secretary of the USAA family of funds, consisting of four registered investment companies offering 38 individual funds as of December 31, 2004, and Vice President and Assistant Secretary of USAA IMCO, USAA FPS, and USAA FAI.

ROBERTO GALINDO, JR.
ASSISTANT TREASURER
DATE OF BIRTH:NOVEMBER 1960

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, USAA IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, USAA IMCO (6/00-10/01); Director, Mutual Fund Analysis, USAA IMCO (9/99-6/00).

Mr. Galindo also serves as Assistant Treasurer for the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of December 31, 2004.

JEFFREY D.HILL
CHIEF COMPLIANCE OFFICER
DATE OF BIRTH:DECEMBER 1967

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, USAA IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01).

Mr. Hill also serves as Chief Compliance Officer of the USAA family of funds, consisting of four registered investment companies offering 38 individual funds as of December 31, 2004.

LAYNE C.ROETZEL
AML COMPLIANCE OFFICER
DATE OF BIRTH:DECEMBER 1957

Assistant Vice President, Compliance and Privacy, USAA Life (2/02-present); Assistant Vice President, Accounting and Compliance, USAA Life (2/02-12/00); Assistant Vice President, Plans & Administration, USAA Life (12/00-5/98).

(1) Indicates those Trustees and officers who are employees of the Adviser, USAA Life or affiliated companies and are considered "interested persons" of the Trust under the Investment Company Act of 1940.

                                     -------

                          THIS PAGE LEFT BLANK INTENTIONALLY

                     ----------------------------------------------
                               USAA LIFE INSURANCE COMPANY

                     If you have questions or need more information,
                         please call a USAA Life representative
                      Monday - Friday 7 a.m. to 8 p.m. Central Time
                                     (800) 531-4265

                                ------------------------

                      To check contract details, view fund account
                           summaries, or receive a prospectus,
                       annual or semiannual report electronically,
                           visit our online resource center at
                                        USAA.COM.
                     ----------------------------------------------

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
   USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                  U.S.
                                                                Postage
                                                                P A I D
                                                                  USAA
                                                             -------------
[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
    USAA       --------------------------------------------------
               INSURANCE o BANKING o INVESTMENT o MEMBER SERVICES

40760-0205                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On August 20, 2003, the Board of Trustees of USAA Life Investment Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that none of the members of the registrant's Audit Committee meets the definition of an "audit committee financial expert" as the term has been defined in implementing regulations of the Securities and Exchange Commission. However, the Board of Trustees has determined that the members of the Audit Committee have sufficient experience to perform the duties and responsibilities of a member of the Audit Committee.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees paid and accrued by the registrant for professional services rendered by its independent auditors, Ernst & Young LLP, for the audit of the registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for 2003 and 2004 were $62,300 and $64,500, respectively.

(b) AUDIT RELATED FEE. No such fees were billed by Ernst & Young LLP for 2003 or 2004.

(c) TAX FEES. The aggregate fees paid or accrued by the registrant for professional services rendered by Ernst & Young LLP for the review of the registrant's federal, state and city income tax returns and excise tax calculations for 2003 and 2004 were $12,770 and $13,300, respectively. For the fiscal year ending December 31, 2004, the Registrant paid Ernst & Young LLP fees for additional tax work, including $12,000 for Quarterly Diversification Testing and $1,547 for tax consulting services. For the fiscal years ending December 31, 2003 and December 31, 2004, the Registrant paid Ernst & Young LLP an aggregate of $12,770, and $26,847, respectively for all tax-related work. All tax services were pre-approved by the Registrant's Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for 2003 or 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedure.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Investment Management Company (IMCO), for 2003 and 2004 were $34,770 and $54,347, respectively. These amounts include the audit-related fees and tax fees paid to Ernst & Young LLP for work related to the Funds, and an amount paid by IMCO for work unrelated to the Funds' operations.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2003 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence at a board meeting scheduled in March.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Life Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The Financial Certification and Oversight Committee of IMCO approved certain changes to its procedures to clarify the compilation, review and certification and responsibilities related to Item 4 disclosure in the 3rd quarter of 2004.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.


                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA LIFE INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 7, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ KRISTI A. MATUS
         ----------------------------------------------------
         Signature and Title:  Kristi A. Matus/President

Date:    MARCH 7, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    MARCH 7, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.